UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	1/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

TARGET CONSERVATIVE ALLOCATION FUND

SEMIANNUAL REPORT • JANUARY 31, 2012

Objective

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Target Conservative Allocation Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and as President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for her significant contributions and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

On the following pages, you’ll find your semiannual report for the Fund. Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments. We believe the Fund will help you to achieve broad diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Stuart S. Parker, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Conservative Allocation Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.62%; Class B, 2.32%; Class C, 2.32%; Class M, 2.32%; Class R, 2.07%; Class X, 2.32%; Class Z, 1.32%. Net operating expenses: Class A, 1.57%; Class B, 2.32%; Class C, 2.32%; Class M, 2.32%; Class R, 1.82%; Class X, 2.32%; Class Z, 1.32%, after contractual reduction through 11/30/2012 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	1.48%	4.11%	18.27%	63.36%	—
Class B	1.07	3.31	13.92	51.60	—
Class C	0.98	3.21	13.81	51.45	—
Class M	0.98	3.21	13.80	N/A	32.20% (10/4/04)
Class R	1.34	3.87	16.76	N/A	37.35 (10/4/04)
Class X	0.98	3.21	14.02	N/A	32.46 (10/4/04)
Class Z	1.52	4.34	19.74	67.53	—
Customized Blend	3.73	7.11	25.85	70.88	—
S&P 500 Index	2.70	4.19	1.65	41.36	—
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.	0.99	3.99	18.30	55.35	—

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Average Annual Total Returns (With Sales Charges) as of 12/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	–3.82%	1.78%	3.96%	—
Class B	–3.92	1.99	3.78	—
Class C	–0.02	2.14	3.77	—
Class M	–5.02	1.79	N/A	3.50% (10/4/04)
Class R	1.54	2.67	N/A	4.04 (10/4/04)
Class X	–4.92	1.70	N/A	3.44 (10/4/04)
Class Z	2.01	3.19	4.83	—
Customized Blend	5.43	4.33	5.24	—
S&P 500 Index	2.09	–0.25	2.92	—
Lipper Mixed-Asset Target Allocation Conservative Funds Avg.	2.06	2.88	4.05	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class M shares are closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year, and a 12b-1 fee of 1% annually. Class M shares automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Target Asset Allocation Funds/Target Conservative Allocation Fund	3

Your Fund’s Performance (continued)

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Conservative Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000 Index (40%) and the Barclays Capital U.S. Aggregate Bond Index (60%). The Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/12 is 50.03% for Class M, Class R, and Class X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/11 is 5.39% for Class M, Class R, and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/12 is 36.90% for Class M, Class R, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/11 is 3.80% for Class M, Class R, and Class X.

Lipper Mixed-Asset Target Allocation Conservative Funds Average

The Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/12 is 38.13% for Class M, Class R, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/11 is 4.13% for Class M, Class R, and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

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Target Asset Allocation Funds/Target Conservative Allocation Fund	5

Your Fund’s Performance (continued)

Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2012, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Conservative Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2011, at the beginning of the period, and held through the six-month period ended January 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Target Asset Allocation Funds/Target Conservative Allocation Fund	7

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Conservative Allocation Fund		Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,014.80	1.57%	$7.95
	Hypothetical	$1,000.00	$1,017.24	1.57%	$7.96

Class B	Actual	$1,000.00	$1,010.70	2.32%	$11.73
	Hypothetical	$1,000.00	$1,013.47	2.32%	$11.74

Class C	Actual	$1,000.00	$1,009.80	2.32%	$11.72
	Hypothetical	$1,000.00	$1,013.47	2.32%	$11.74

Class M	Actual	$1,000.00	$1,009.80	2.32%	$11.72
	Hypothetical	$1,000.00	$1,013.47	2.32%	$11.74

Class R	Actual	$1,000.00	$1,013.40	1.82%	$9.21
	Hypothetical	$1,000.00	$1,015.99	1.82%	$9.22

Class X	Actual	$1,000.00	$1,009.80	2.32%	$11.72
	Hypothetical	$1,000.00	$1,013.47	2.32%	$11.74

Class Z	Actual	$1,000.00	$1,015.20	1.32%	$6.69
	Hypothetical	$1,000.00	$1,018.50	1.32%	$6.70

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 110.0%
COMMON STOCKS 39.0%

Aerospace & Defense 0.7%
252	AAR Corp.	$5,340
1,456	Boeing Co. (The)	108,006
1,100	Embraer SA, ADR (Brazil)	30,162
700	General Dynamics Corp.	48,412
981	Hexcel Corp.(a)	24,594
2,490	Lockheed Martin Corp.	204,977
189	Moog, Inc. (Class A Stock)(a)	8,055
4,400	Northrop Grumman Corp.	255,420
134	Teledyne Technologies, Inc.(a)	7,606
431	Triumph Group, Inc.	26,967
2,126	United Technologies Corp.	166,572

		886,111

Air Freight & Logistics 0.1%
486	Atlas Air Worldwide Holdings, Inc.(a)	23,151
700	FedEx Corp.	64,043

		87,194

Airlines
2,356	JetBlue Airways Corp.(a)	13,971

Auto Components 0.3%
7,116	Johnson Controls, Inc.	226,075
2,500	Magna International, Inc. (Canada)	103,350

		329,425

Auto Parts & Equipment
932	Meritor, Inc.(a)	5,853
266	WABCO Holdings, Inc.(a)	13,792

		19,645

Automobile Manufacturers
1,331	Ford Motor Co.	16,531

Automobiles
600	Harley-Davidson, Inc.	26,514

Beverages 0.2%
690	Coca-Cola Enterprises, Inc.	18,485

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	9

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages (cont’d.)
5,236	Diageo PLC (United Kingdom)	$115,677
441	Green Mountain Coffee Roasters, Inc.(a)	23,523
1,500	Molson Coors Brewing Co. (Class B Stock)	64,335
1,082	PepsiCo, Inc.	71,055

		293,075

Biotechnology 0.8%
1,370	Alexion Pharmaceuticals, Inc.(a)	105,161
2,462	Amgen, Inc.	167,196
3,569	Biogen Idec, Inc.(a)	420,857
1,794	Celgene Corp.(a)	130,424
1,620	Gilead Sciences, Inc.(a)	79,121
329	Seattle Genetics, Inc.(a)	6,228
294	United Therapeutics Corp.(a)	14,459

		923,446

Building Products 0.1%
725	A.O. Smith Corp.	30,798
425	Lennox International, Inc.	15,385
1,390	Owens Corning(a)	46,913

		93,096

Business Services 0.1%
336	ICON PLC, ADR (Ireland)(a)	6,555
368	MasterCard, Inc. (Class A Stock)	130,850

		137,405

Capital Markets 0.2%
1,448	Goldman Sachs Group, Inc. (The)	161,409
950	LPL Investment Holdings, Inc.(a)	31,207
2,581	State Street Corp.	101,124

		293,740

Chemicals 1.0%
551	Air Products & Chemicals, Inc.	48,505
870	Airgas, Inc.	68,669
810	Celanese Corp. (Class A Stock)	39,455
300	CF Industries Holdings, Inc.	53,214
5,431	Dow Chemical Co. (The)	181,993
1,229	Huntsman Corp.	15,645

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
301	Intrepid Potash, Inc.(a)	$7,191
525	Kraton Performance Polymers, Inc.(a)	14,931
475	Olin Corp.	10,545
1,372	PPG Industries, Inc.	122,904
4,864	Praxair, Inc.	516,557
468	Quaker Chemical Corp.	20,732
1,008	Scotts Miracle-Gro Co. (The) (Class A Stock)	47,739
600	Sensient Technologies Corp.	23,772
225	TPC Group, Inc.(a)	7,391
85	Valspar Corp. (The)	3,675

		1,182,918

Commercial Banks 1.4%
2,225	Associated Banc-Corp.	27,723
475	Bank of Hawaii Corp.	21,717
7,960	Fifth Third Bancorp	103,560
2,080	FirstMerit Corp.	32,635
6,656	PNC Financial Services Group, Inc.	392,172
675	Prosperity Bancshares, Inc.	28,019
8,700	Regions Financial Corp.	45,414
408	Trustmark Corp.	9,617
154	UMB Financial Corp.	5,941
232	United Bankshares, Inc.	6,475
250	Webster Financial Corp.	5,300
34,462	Wells Fargo & Co.	1,006,635

		1,685,208

Commercial Services 0.7%
383	Acacia Research - Acacia Technologies(a)	15,764
375	Consolidated Graphics, Inc.(a)	19,046
1,650	Corrections Corp. of America(a)	38,824
990	FleetCor Technologies, Inc.(a)	33,650
851	GEO Group, Inc. (The)(a)	14,961
1,925	KAR Auction Services, Inc.(a)	28,375
700	McGrath RentCorp	22,288
451	PAREXEL International Corp.(a)	10,869
358	Sotheby’s	12,004
2,230	Verisk Analytics, Inc. (Class A Stock)(a)	89,356
5,531	Visa, Inc. (Class A Stock)	556,640

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	11

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services (cont’d.)
602	Waste Connections, Inc.	$19,451

		861,228

Communications Equipment
600	ADTRAN, Inc.	20,778
1,325	Calix, Inc.(a)	10,030
500	Cisco Systems, Inc.	9,815

		40,623

Computer Hardware 1.3%
3,482	Apple, Inc.(a)	1,589,463

Computer Services & Software 1.2%
279	3D Systems Corp.(a)	5,334
5,797	Accenture PLC (Class A Stock) (Ireland)	332,400
632	Allscripts Healthcare Solutions, Inc.(a)	12,084
2,310	Autodesk, Inc.(a)	83,160
8,160	EMC Corp.(a)	210,202
759	Fortinet, Inc.(a)	17,313
74	Global Payments, Inc.	3,701
1,202	Google, Inc. (Class A Stock)(a)	697,292
280	Informatica Corp.(a)	11,844
100	Manhattan Associates, Inc.(a)	4,389
670	MSCI, Inc. (Class A Stock)(a)	21,829
339	Riverbed Technology, Inc.(a)	8,116
89	salesforce.com, Inc.(a)	10,395
850	Super Micro Computer, Inc.(a)	14,348
700	VeriFone Systems, Inc.(a)	29,890

		1,462,297

Computers & Peripherals 0.4%
2,057	Cognizant Technology Solutions Corp. (Class A Stock)(a)	147,590
10,468	Hewlett-Packard Co.	292,894
1,700	QLogic Corp.(a)	29,444

		469,928

Construction
226	Meritage Homes Corp.(a)	5,469
650	MYR Group, Inc.(a)	12,987
205	Texas Industries, Inc.	6,408

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Construction (cont’d.)
191	URS Corp.(a)	$7,860

		32,724

Construction Materials
525	Eagle Materials, Inc.	15,440

Consumer Finance 0.1%
2,000	Capital One Financial Corp.	91,500
575	First Cash Financial Services, Inc.(a)	23,144

		114,644

Consumer Products & Services 0.2%
3,158	Estee Lauder Cos., Inc. (The) (Class A Stock)	182,943
195	Snap-on, Inc.	11,019
598	Vitamin Shoppe, Inc.(a)	25,559

		219,521

Containers & Packaging 0.1%
650	Packaging Corp. of America	18,291
1,200	Silgan Holdings, Inc.	49,872

		68,163

Cosmetics/Personal Care
260	Colgate-Palmolive Co.	23,587

Distribution/Wholesale 0.1%
48,000	Li & Fung Ltd. (Bermuda)	104,971
700	LKQ Corp.(a)	22,820

		127,791

Diversified Consumer Services 0.1%
4,700	H&R Block, Inc.	76,892

Diversified Financial Services 1.2%
640	Affiliated Managers Group, Inc.(a)	64,326
3,622	American Express Co.	181,607
984	Ameriprise Financial, Inc.	52,693
15,153	Bank of America Corp.	108,041
498	BlackRock, Inc.	90,636
7,934	Citigroup, Inc.	243,733

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	13

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
19,422	JPMorgan Chase & Co.	$724,441

		1,465,477

Diversified Operations
249	LVMH Moet Hennessy Louis Vuitton SA (France)	40,257

Diversified Telecommunication Services 0.3%
12,649	AT&T, Inc.	372,007

Electric Utilities 0.7%
6,443	American Electric Power Co., Inc.	254,885
5,000	Edison International	205,200
275	El Paso Electric Co.	9,570
4,200	Exelon Corp.	167,076
150	Great Plains Energy, Inc.	3,093
5,988	PPL Corp.	166,407

		806,231

Electronic Components 0.1%
510	Checkpoint Systems, Inc.(a)	5,365
378	Coherent, Inc.(a)	21,123
517	DTS, Inc.(a)	14,647
142	FLIR Systems, Inc.	3,657
814	GrafTech International Ltd.(a)	13,366
239	Universal Display Corp.(a)	10,064
1,267	Universal Electronics, Inc.(a)	23,439

		91,661

Electronic Equipment & Instruments 0.1%
5,700	Corning, Inc.	73,359
341	EnerSys(a)	9,882
216	Itron, Inc.(a)	8,379
375	ScanSource, Inc.(a)	14,089
1,575	TE Connectivity Ltd. (Switzerland)	53,707

		159,416

Energy Equipment & Services 0.9%
2,470	Cameron International Corp.(a)	131,404
1,000	Diamond Offshore Drilling, Inc.	62,300
2,690	Ensco PLC, ADR (United Kingdom)	141,602

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (cont’d.)
10,717	Halliburton Co.	$394,171
4,177	National Oilwell Varco, Inc.	309,014
500	Oil States International, Inc.(a)	39,845
550	Unit Corp.(a)	24,888

		1,103,224

Engineering/Construction 0.1%
920	Fluor Corp.	51,741
1,250	MasTec, Inc.(a)	20,362

		72,103

Entertainment & Leisure 0.1%
470	Bally Technologies, Inc.(a)	19,843
246	Life Time Fitness, Inc.(a)	12,089
736	Pinnacle Entertainment, Inc.(a)	7,139
1,150	Royal Caribbean Cruises Ltd. (Liberia)	31,257
2,457	Shuffle Master, Inc.(a)	31,450

		101,778

Environmental Control
520	Stericycle, Inc.(a)	43,690

Farming & Agriculture 0.4%
6,302	Monsanto Co.	517,079

Financial—Bank & Trust 0.1%
523	Astoria Financial Corp.	4,357
8,267	KeyCorp	64,234

		68,591

Financial Services 0.4%
290	Eaton Vance Corp.	7,450
349	Jefferies Group, Inc.	5,308
113	Raymond James Financial, Inc.	3,955
15,267	U.S. Bancorp	430,835

		447,548

Food & Staples Retailing 0.6%
9,469	CVS Caremark Corp.	395,331
2,300	Kroger Co. (The)	54,648

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	15

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
4,600	Safeway, Inc.	$101,108
2,091	Wal-Mart Stores, Inc.	128,304

		679,391

Food Products 0.3%
4,300	ConAgra Foods, Inc.	114,681
5,024	Kraft Foods, Inc. (Class A Stock)	192,419

		307,100

Foods 0.2%
1,185	Danone (France)	73,138
340	Fresh Market, Inc. (The)(a)	14,640
990	General Mills, Inc.	39,432
1,224	Nestle SA (Switzerland)	70,142
2,913	Unilever NV (Netherlands)	97,149

		294,501

Gas Utilities
875	Atmos Energy Corp.	28,359
219	South Jersey Industries, Inc.	12,018

		40,377

Hand/Machine Tools 0.1%
166	Franklin Electric Co., Inc.	8,310
1,070	Stanley Black & Decker, Inc.	75,093

		83,403

Healthcare Equipment & Supplies 0.2%
156	Cantel Medical Corp.	4,925
157	MEDNAX, Inc.(a)	11,182
2,100	Medtronic, Inc.	80,997
580	Sirona Dental Systems, Inc.(a)	28,043
650	Teleflex, Inc.	39,773
399	Thoratec Corp.(a)	11,731
600	Zimmer Holdings, Inc.(a)	36,450

		213,101

Healthcare Products 0.3%
1,039	Arthrocare Corp.(a)	32,115

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Products (cont’d.)
978	Bruker Corp.(a)	$13,887
411	Cepheid, Inc.(a)	18,109
398	Cooper Cos., Inc. (The)	28,712
4,012	Covidien PLC (Ireland)	206,618
310	IDEXX Laboratories, Inc.(a)	26,223
575	West Pharmaceutical Services, Inc.	23,276

		348,940

Healthcare Providers & Services 0.2%
553	Centene Corp.(a)	24,995
2,900	CIGNA Corp.	130,007
600	LifePoint Hospitals, Inc.(a)	24,114
375	Owens & Minor, Inc.	11,404

		190,520

Healthcare Services 0.3%
235	Air Methods Corp.(a)	19,810
259	Amedisys, Inc.(a)	2,720
448	AMERIGROUP Corp.(a)	30,468
142	Covance, Inc.(a)	6,221
287	Healthways, Inc.(a)	2,170
650	Humana, Inc.	57,863
4,724	UnitedHealth Group, Inc.	244,656

		363,908

Hotels & Motels 0.3%
3,407	Wynn Resorts Ltd.	392,589

Hotels, Restaurants & Leisure 0.6%
370	BJ’s Restaurants, Inc.(a)	18,511
2,377	Carnival Corp. (Panama)	71,785
475	Choice Hotels International, Inc.	17,261
1,760	Las Vegas Sands Corp.(a)	86,434
4,772	McDonald’s Corp.	472,667
943	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	7,978

		674,636

Household Products 0.1%
78	Helen of Troy Ltd. (Bermuda)(a)	2,509
1,500	Kimberly-Clark Corp.	107,340

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	17

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Products (cont’d.)
375	WD-40 Co.	$16,403

		126,252

Industrial Conglomerates 0.4%
23,284	General Electric Co.	435,644

Insurance 1.2%
1,535	ACE Ltd. (Switzerland)	106,836
11,500	Allstate Corp. (The)	331,775
725	American Equity Investment Life Holding Co.	8,359
2,250	Aon Corp.	108,967
2,900	CNO Financial Group, Inc.(a)	19,488
89	Delphi Financial Group, Inc. (Class A Stock)	3,961
1,487	HCC Insurance Holdings, Inc.	41,279
100	Loews Corp.	3,731
10,061	MetLife, Inc.	355,455
367	Protective Life Corp.	9,179
61	Reinsurance Group of America, Inc.	3,324
201	State Auto Financial Corp.	2,517
1,300	Tower Group, Inc.	28,067
3,042	Travelers Cos., Inc. (The)	177,349
187	United Fire & Casualty Co.	3,671
3,400	Unum Group	77,622
509	Validus Holdings Ltd. (Bermuda)	16,324
8,824	XL Group PLC (Ireland)	178,862

		1,476,766

Internet & Catalog Retail 0.5%
303	Amazon.com, Inc.(a)	58,915
908	priceline.com, Inc.(a)	480,768

		539,683

Internet Services 0.2%
242	Digital River, Inc.(a)	3,875
710	F5 Networks, Inc.(a)	85,015
956	Monster Worldwide, Inc.(a)	6,883
1,499	Sapient Corp.	19,337
632	TIBCO Software, Inc.(a)	16,476
3,412	Youku.com, Inc., ADR (Cayman Islands)(a)	72,983

		204,569

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 0.7%
3,400	Baidu, Inc., ADR (Cayman Islands)(a)	$433,568
14,185	Oracle Corp.	400,017
890	VeriSign, Inc.	32,983

		866,568

Investment Companies 0.1%
203,000	Hutchison Port Holdings Trust (Singapore)	152,250
698	KKR Financial Holdings LLC	6,177

		158,427

IT Services 0.3%
1,275	Broadridge Financial Solutions, Inc.	30,562
350	CACI International, Inc. (Class A Stock)(a)	20,542
1,384	International Business Machines Corp.	266,558

		317,662

Leisure Equipment & Products 0.1%
2,000	Mattel, Inc.	62,000

Life Sciences Tools & Services 0.2%
4,161	Thermo Fisher Scientific, Inc.(a)	220,117

Machinery 0.7%
1,450	Actuant Corp. (Class A Stock)	36,757
2,759	Cummins, Inc.	286,936
787	Deere & Co.	67,800
2,800	PACCAR, Inc.	123,760
700	Parker Hannifin Corp.	56,476
210	Regal-Beloit Corp.	11,922
1,894	Rockwell Automation, Inc.	147,486
333	Terex Corp.(a)	6,593
243	Twin Disc, Inc.	7,516
350	Valmont Industries, Inc.	36,719

		781,965

Manufacturing 0.6%
115	Colfax Corp.(a)	3,491
8,478	Danaher Corp.	445,180
2,784	Eaton Corp.	136,500
253	Harsco Corp.	5,624

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	19

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Manufacturing (cont’d.)
2,530	Honeywell International, Inc.	$146,841

		737,636

Media 1.5%
18,792	British Sky Broadcasting Group PLC (United Kingdom)	204,325
2,200	CBS Corp. (Class B Stock)	62,656
3,385	Comcast Corp. (Class A Stock)	90,007
9,716	Comcast Corp. (Special Class A Stock)	247,661
1,340	Discovery Communications, Inc. (Class A Stock)(a)	57,459
1,000	Interpublic Group of Cos., Inc. (The)	10,330
4,570	News Corp. (Class A Stock)	86,053
16,504	Time Warner, Inc.	611,638
3,400	Viacom, Inc. (Class B Stock)	159,936
4,330	Walt Disney Co. (The)	168,437
675	Wiley, (John) & Sons, Inc. (Class A Stock)	30,639

		1,729,141

Medical Supplies & Equipment
561	Quality Systems, Inc.	22,754

Metals & Mining 0.8%
324	AMCOL International Corp.	9,254
1,446	BHP Billiton Ltd., ADR (Australia)	114,870
275	Cloud Peak Energy, Inc.(a)	5,211
5,850	Freeport-McMoRan Copper & Gold, Inc.	270,329
840	Joy Global, Inc.	76,180
672	Northwest Pipe Co.(a)	15,328
2,600	Precision Castparts Corp.	425,568
754	RTI International Metals, Inc.(a)	18,978
86	Timken Co.	4,199
939	Titanium Metals Corp.	14,442

		954,359

Miscellaneous Manufacturers
1,062	Polypore International, Inc.(a)	40,441

Multi-Line Retail 0.2%
2,300	JC Penney Co., Inc.	95,565
2,129	Kohl’s Corp.	97,913

		193,478

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Utilities 0.4%
1,100	Dominion Resources, Inc.	$55,044
275	NorthWestern Corp.	9,663
7,861	Public Service Enterprise Group, Inc.	238,503
2,283	Sempra Energy	129,903

		433,113

Office Electronics 0.1%
15,100	Xerox Corp.	117,025

Oil, Gas & Consumable Fuels 3.2%
2,574	Anadarko Petroleum Corp.	207,773
1,837	Apache Corp.	181,643
1,338	Baker Hughes, Inc.	65,736
1,380	Cabot Oil & Gas Corp.	44,022
4,700	Chesapeake Energy Corp.	99,311
4,062	Chevron Corp.	418,711
6,618	ConocoPhillips	451,414
802	Continental Resources, Inc.(a)	64,705
45	Core Laboratories NV (Netherlands)	4,780
1,230	Dresser-Rand Group, Inc.(a)	63,013
101	Dril-Quip, Inc.(a)	6,663
840	EQT Corp.	42,437
2,441	Exxon Mobil Corp.	204,409
750	FMC Technologies, Inc.(a)	38,332
288	Gulfport Energy Corp.(a)	9,467
1,268	Hess Corp.	71,388
818	Lufkin Industries, Inc.	61,530
3,800	Marathon Oil Corp.	119,282
1,230	Noble Energy, Inc.	123,824
1,689	Oasis Petroleum, Inc.(a)	56,987
7,178	Occidental Petroleum Corp.	716,149
750	Oceaneering International, Inc.	36,443
51	ONEOK, Inc.	4,241
3,118	Peabody Energy Corp.	106,293
410	Pioneer Natural Resources Co.	40,713
2,600	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	190,684
605	Schlumberger Ltd. (Netherlands)	45,478
490	SM Energy Co.	35,564
248	Swift Energy Co.(a)	8,221
3,500	Total SA, ADR (France)	185,395

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	21

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
2,300	Valero Energy Corp.	$55,177
244	WGL Holdings, Inc.	10,407

		3,770,192

Paper & Forest Products 0.1%
2,400	International Paper Co.	74,736

Pharmaceuticals 2.5%
3,700	Abbott Laboratories	200,355
3,522	Allergan, Inc.	309,619
940	AmerisourceBergen Corp.	36,632
307	BioMarin Pharmaceutical, Inc.(a)	10,951
6,293	Bristol-Myers Squibb Co.	202,886
323	Catalyst Health Solutions, Inc.(a)	17,688
4,900	Eli Lilly & Co.	194,726
122	Herbalife Ltd. (Cayman Islands)	7,061
7,833	Johnson & Johnson	516,273
6,215	Mead Johnson Nutrition Co.	460,469
8,776	Merck & Co., Inc.	335,770
1,100	Novartis AG, ADR (Switzerland)	59,796
245	Onyx Pharmaceuticals, Inc.(a)	10,030
24,603	Pfizer, Inc.	526,504
420	Salix Pharmaceuticals Ltd.(a)	20,244
1,700	Sanofi, ADR (France)	63,121
930	Teva Pharmaceutical Industries Ltd., ADR (Israel)	41,971
292	Theravance, Inc.(a)	5,180

		3,019,276

Professional Services 0.1%
956	Duff & Phelps Corp. (Class A Stock)	14,655
1,000	Manpower, Inc.	40,110
675	Towers Watson & Co. (Class A Stock)	40,365

		95,130

Real Estate
370	Jones Lang LaSalle, Inc.	29,141

Real Estate Investment Trusts 0.7%
3,623	American Tower Corp.	230,097
7,400	Annaly Capital Management, Inc.	124,616

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
925	AvalonBay Communities, Inc.	$125,809
1,161	Boston Properties, Inc.	120,802
423	First Potomac Realty Trust	6,294
725	Government Properties Income Trust	17,473
950	Highwoods Properties, Inc.	31,435
450	LaSalle Hotel Properties	12,173
3,406	Medical Properties Trust, Inc.	36,512
699	Redwood Trust, Inc.	8,213
872	Simon Property Group, Inc.	118,470

		831,894

Retail & Merchandising 2.9%
169	AutoZone, Inc.(a)	58,792
600	Big Lots, Inc.(a)	23,694
706	Cash America International, Inc.	30,965
524	Chico’s FAS, Inc.	5,995
52,864	Cie Financiere Richemont SA, ADR (Switzerland)	299,210
900	Costco Wholesale Corp.	74,043
1,560	Dollar General Corp.(a)	66,472
823	Dollar Tree, Inc.(a)	69,799
243	EZCORP, Inc. (Class A Stock)(a)	6,517
677	Genesco, Inc.(a)	41,344
737	GNC Holdings, Inc. (Class A Stock)(a)	20,275
981	Lululemon Athletica, Inc.(a)	61,930
1,574	Macy’s, Inc.	53,028
2,554	O’Reilly Automotive, Inc.(a)	208,177
1,125	Penske Automotive Group, Inc.	25,177
1,240	PetSmart, Inc.	65,993
2,560	Ross Stores, Inc.	130,099
12,483	Starbucks Corp.	598,310
3,743	Target Corp.	190,182
720	Tiffany & Co.	45,936
12,054	TJX Cos., Inc. (The)	821,360
550	Tractor Supply Co.	44,423
1,860	Urban Outfitters, Inc.(a)	49,290
6,981	Yum! Brands, Inc.	442,107

		3,433,118

Road & Rail
326	Landstar System, Inc.	16,675

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	23

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Road & Rail (cont’d.)
775	Werner Enterprises, Inc.	$20,251

		36,926

Semiconductors 0.3%
1,230	Altera Corp.	48,942
863	ASML Holding NV (Netherlands)	37,100
2,223	Broadcom Corp. (Class A Stock)(a)	76,338
161	Cabot Microelectronics Corp.(a)	8,118
282	Cavium, Inc.(a)	9,063
450	Cymer, Inc.(a)	22,405
875	Fairchild Semiconductor International, Inc.(a)	12,233
1,500	Microsemi Corp.(a)	29,670
404	OYO Geospace Corp.(a)	35,556
4,250	RF Micro Devices, Inc.(a)	21,207
300	Silicon Laboratories, Inc.(a)	13,152
1,971	Teradyne, Inc.(a)	32,226

		346,010

Semiconductors & Semiconductor Equipment 0.2%
6,900	Intel Corp.	182,298
779	Veeco Instruments, Inc.(a)	19,015

		201,313

Shipbuilding
250	Huntington Ingalls Industries, Inc.(a)	9,420

Software 1.1%
292	ANSYS, Inc.(a)	17,663
6,064	CA, Inc.	156,330
680	Cerner Corp.(a)	41,405
4,433	Check Point Software Technologies Ltd. (Israel)(a)	249,534
270	Citrix Systems, Inc.(a)	17,607
2,122	Compuware Corp.(a)	16,636
753	MedAssets, Inc.(a)	7,952
247	Medidata Solutions, Inc.(a)	5,162
18,098	Microsoft Corp.	534,434
1,160	Nuance Communications, Inc.(a)	33,083
186	OPNET Technologies, Inc.	6,594
468	Progress Software Corp.(a)	10,918
627	QLIK Technologies, Inc.(a)	17,681

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
2,250	Red Hat, Inc.(a)	$104,333
775	Verint Systems, Inc.(a)	21,940
200	VMware, Inc. (Class A Stock)(a)	18,254

		1,259,526

Specialty Retail 0.4%
1,513	Aaron’s, Inc.	40,261
425	DSW, Inc. (Class A Stock)	21,237
326	Francesca’s Holdings Corp.(a)	7,228
7,200	Gap, Inc. (The)	136,656
125	Group 1 Automotive, Inc.	6,668
6,134	Home Depot, Inc. (The)	272,288
349	Sally Beauty Holdings, Inc.(a)	7,196

		491,534

Telecommunications 0.5%
216	Acme Packet, Inc.(a)	6,314
846	Arris Group, Inc.(a)	9,881
2,283	CenturyLink, Inc.	84,539
294	EZchip Semiconductor Ltd. (Israel)(a)	9,608
186	IPG Photonics Corp.(a)	9,819
456	NICE Systems Ltd., ADR (Israel)(a)	16,398
8,618	QUALCOMM, Inc.	506,911
57	SBA Communications Corp. (Class A Stock)(a)	2,606

		646,076

Textiles, Apparel & Luxury Goods 0.8%
3,503	Coach, Inc.	245,385
701	Deckers Outdoor Corp.(a)	56,676
4,937	NIKE, Inc. (Class B Stock)	513,399
337	PVH Corp.	26,013
371	Steven Madden Ltd.(a)	15,263
338	VF Corp.	44,443
600	Wolverine World Wide, Inc.	23,454

		924,633

Thrifts & Mortgage Finance 0.1%
2,600	Capitol Federal Financial, Inc.	30,030
1,750	Washington Federal, Inc.	27,580

		57,610

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	25

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Tobacco 0.2%
2,400	Altria Group, Inc.	$68,160
2,730	Philip Morris International, Inc.	204,122

		272,282

Trading Companies & Distributors 0.1%
450	United Rentals, Inc.(a)	17,208
700	WESCO International, Inc.(a)	44,016

		61,224

Transportation 0.8%
216	Bristow Group, Inc.	10,597
1,715	Expeditors International of Washington, Inc.	76,575
1,510	Kansas City Southern(a)	103,646
6,202	Union Pacific Corp.	708,951

		899,769

Utilities 0.1%
2,519	PG&E Corp.	102,423

Wireless Telecommunication Services 0.2%
10,233	Vodafone Group PLC, ADR (United Kingdom)	277,212

	TOTAL COMMON STOCKS (cost $36,341,655)	46,225,153

EXCHANGE TRADED FUND 0.1%
1,325	iShares Russell 2000 Value Index Fund (cost $86,037)	92,816

PREFERRED STOCK 0.1%

Commercial Banks
2,650	Wells Fargo & Co., Series J, 8.00% (cost $50,782)	77,327

UNAFFILIATED MUTUAL FUND
3,100	Ares Capital Corp. (cost $41,771)	49,135

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

ASSET-BACKED SECURITIES 2.2%
Aaa		$281	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.626%(b), 06/25/34	$199,847
NR	EUR	224	Magnolia Funding Ltd., Series 2010-1A, Class A1 (United Kingdom) 3.00%, 04/20/17	291,758
C		89	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.336%(b), 10/25/37	20,762
AAA(c)		281	Plymouth Rock CLO Ltd., Series 2010-1A, Class A, 144A 1.998%(b), 02/16/19	279,379
Aaa		1,105	SLM Student Loan Trust, Series 2008-9, Class A 2.06%(b), 04/25/23	1,127,526
Caa3		56	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.336%(b), 11/25/36	16,172
Aaa		700	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A 0.781%(b), 07/22/21	653,171

			TOTAL ASSET-BACKED SECURITIES (cost $2,765,203)	2,588,615

CORPORATE BONDS 24.0%

Airlines 0.3%
Ba2		300	Continental Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	300,000

Automobile Manufacturers 1.3%
A2		800	BMW US Capital LLC, Gtd. Notes, MTN 1.013%(b), 12/21/12	799,880
A3		700	Daimler Finance North America LLC, Gtd. Notes, 144A 1.184%(b), 03/28/14	687,387

				1,487,267

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	27

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Building & Construction 0.5%
Ba3		$600	Urbi Desarrollos Urbanos SAB de CV, Gtd. Notes, 144A (Mexico) 9.50%, 01/21/20	$609,720

Capital Markets 1.8%
A1	AUD	1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 4.98%(b), 04/12/16	1,429,818
A2		700	Morgan Stanley, Sr. Unsec’d. Notes 1.533%(b), 04/29/13	682,560

				2,112,378

Diversified Financial Services 3.3%
Baa1		200	AK Transneft OJSC Via TransCapitalInvest Ltd., Gtd. Notes (Ireland) 8.70%, 08/07/18	243,000
A3		1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,556,673
Ba1		200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	212,638
Ba1		500	7.00%, 10/01/13	534,966
Aa3	GBP	100	General Electric Capital Corp., Sub. Notes, 144A 6.50%(b), 09/15/67	144,973
Ba3		700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	766,500
Aa3		500	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	508,936

				3,967,686

Electric Utilities 0.6%
Baa1		600	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	705,957

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Financial—Bank & Trust 3.7%
Aa3	$100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	$97,990
BBB(c)	600	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.659%(b), 03/18/14	572,725
Baa1	800	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	806,521
Aaa	100	ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	105,334
A1	700	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	706,273
Ba1	800	Jr. Sub. Notes, 144A 12.00%(b), 12/29/49	735,960
Aa2	700	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 4.875%, 01/14/21	734,709
A2	600	Royal Bank of Scotland PLC, (The), Bank Gtd. Notes (United Kingdom) 4.375%, 03/16/16	607,966

			4,367,478

Financial Services 2.4%
B1	800	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	880,000
NR	500	Lehman Brothers Holdings, Inc.,(d) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	136,250
NR	400	6.875%, 05/02/18	110,000
Baa1	100	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 5.571%, 10/04/12	101,624
Baa1	500	6.875%, 04/25/18	539,579

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	29

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Financial Services (cont’d.)
Baa2	$600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	$635,250
Aa3	400	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	416,120

			2,818,823

Food Products 0.6%
Baa1	700	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	704,848

Healthcare Providers & Services 0.5%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	578,897

Insurance 1.0%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	575,752
Baa1	600	Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	625,617

			1,201,369

IT Services 0.4%
A2	500	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	533,366

Metals & Mining 1.5%
Ba1	600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	634,800
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,160,673

			1,795,473

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels 1.9%
A2	$400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 3.125%, 10/01/15	$424,124
A2	300	4.50%, 10/01/20	335,935
Baa1	700	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	859,600
Baa1	500	Pride International, Inc., Gtd. Notes 7.875%, 08/15/40	679,964

			2,299,623

Pharmaceuticals 0.3%
B1	300	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	301,500

Telecommunications 1.2%
Baa3	300	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	313,198
Baa3	1,000	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,138,466

			1,451,664

Tobacco 0.8%
Baa1	700	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	964,039

Transportation 1.9%
Baa3	2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,277,430

		TOTAL CORPORATE BONDS (cost $27,489,077)	28,477,518

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	31

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

FOREIGN GOVERNMENT BONDS 4.0%
Aaa	AUD	900	Australia Government, Sr. Unsec’d. Notes (Australia) 5.25%, 03/15/19	$1,057,178
Aaa	AUD	1,100	5.50%, 01/21/18	1,295,527
Aaa	AUD	400	6.00%, 02/15/17	477,186
Aaa	CAD	300	Canadian Government, Bonds (Canada) 3.25%, 06/01/21	333,510
Aaa		$700	Kommunalbanken A/S, Sr. Unsec’d. Notes, 144A (Norway) 2.375%, 01/19/16	725,340
Baa3	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	926,339

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,361,788)	4,815,080

MUNICIPAL BONDS 2.7%

California 1.0%
Aa3		400	California State Public Works Board Lease, Revenue Bonds 7.804%, 03/01/35	462,020
Aa2		700	Los Angeles Unified School District, Series A-1, General Obligation Unlimited 4.50%, 07/01/25	771,260

				1,233,280

Illinois 1.4%
Aa3		200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	246,368
Aa3		300	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	369,552
A2		1,000	State of Illinois, General Obligation Unlimited 4.071%, 01/01/14	1,036,440

				1,652,360

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

Texas 0.3%
AAA(c)	$300	Dallas County Hospital District, Series B, General Obligation Limited 6.171%, 08/15/34	$340,236

		TOTAL MUNICIPAL BONDS (cost $2,852,613)	3,225,876

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.6%
Ca	281	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.466%(b), 05/25/46	134,980
CCC(c)	139	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 5.059%(b), 05/25/47	87,685
Caa1	153	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.605%(b), 05/25/35	122,051
Ca	316	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.491%(b), 07/20/46	116,935
Aaa	14	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	15,299
Aaa	419	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.608%(b), 07/25/44	430,534
Aaa	46	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	49,684
Aaa	184	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.658%(b), 09/25/35	158,733
C	780	Series 2006-OA1, Class 2A2 0.536%(b), 08/25/46	140,062
Caa1	579	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.662%(b), 04/25/37	472,747
Aaa	200	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.967%(b), 07/15/42	199,227

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	33

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Aaa	EUR	500	Series 2011-1A, Class 1A3, 144A 2.531%(b), 07/15/42	$651,985
NR		$102	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.809%(b), 01/15/30	123,035
Caa1		286	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 1.708%(b), 11/25/46	198,179
Caa3		290	Series 2007-OA2, Class 1A 0.897%(b), 03/25/47	160,883

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,732,638)	3,062,019

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 24.5%
		7	Federal Home Loan Mortgage Corp. 2.488%(b), 08/01/23	7,016
		235	2.496%(b), 03/01/36	247,976
		105	5.50%, 01/01/38	114,268
		331	Federal National Mortgage Assoc. 2.26%(b), 06/01/35	348,898
		9,212	3.50%, 08/01/40 - 11/01/41	9,582,151
		2,000	3.50%, TBA	2,077,812
		6,000	3.50%, TBA	6,313,125
		39	3.978%(b), 05/01/36	41,806
		5,841	4.00%, 05/01/24 - 08/01/41	6,185,625
		1,000	4.00%, TBA	1,059,844
		1,499	4.50%, 03/01/24 - 01/01/26	1,609,275
		1,000	4.50%, TBA	1,069,062
		30	5.00%, 06/01/23	32,369
		193	5.50%, 12/01/36	209,611
		36	7.50%, 01/01/32	37,350
		4	Government National Mortgage Assoc. 1.625%(b), 09/20/22	4,587
		29	4.50%, 08/15/33 - 09/15/33	32,526
		37	8.50%, 02/20/30 - 06/15/30	44,144

			TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $28,275,630)	29,017,445

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

U.S. TREASURY OBLIGATIONS 10.8%
	$2,900	U.S. Treasury Bonds 2.00%, 11/15/21	$2,950,750
	2,100	2.125%, 08/15/21	2,167,759
	1,200	3.125%, 11/15/41	1,243,874
	1,900	3.75%, 08/15/41	2,214,984
	200	4.375%, 02/15/38 - 11/15/39	257,656
	100	7.50%, 11/15/24	160,156
	36	8.125%, 05/15/21	56,278
	200	U.S. Treasury Inflationary Indexed Bonds, TIPS 2.125%, 02/15/41	289,747
	300	2.50%, 01/15/29	433,750
	700	U.S. Treasury Notes 2.125%, 12/31/15	745,282
	100	2.375%, 05/31/18	108,000
	1,338	2.625%, 08/15/20 - 11/15/20	1,451,383
	600	3.375%, 11/15/19	688,500

		TOTAL U.S. TREASURY OBLIGATIONS (cost $12,418,617)	12,768,119

		TOTAL LONG-TERM INVESTMENTS (cost $118,415,811)	130,399,103

SHORT-TERM INVESTMENTS 4.1%

U.S. TREASURY OBLIGATIONS(g) 0.4%
	506	U.S. Treasury Bills 0.035%, 03/29/12(e)	505,962
	27	0.143%, 05/03/12	26,996

		TOTAL U.S. TREASURY OBLIGATIONS (cost $532,968)	532,958

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND 3.7%
	4,369,591	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,369,591)(f)	4,369,591

		TOTAL SHORT-TERM INVESTMENTS (cost $4,902,559)	4,902,549

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT 114.1% (cost $123,318,370; Note 5)	135,301,652

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	35

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Notional Amount (000)#	Description	Counterparty	Value (Note 1)

OPTIONS WRITTEN(a)

Put Options
$1,200	Interest Rate Swap Options, Received a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	$—
200	Received a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(22)

	TOTAL OPTIONS WRITTEN (premiums received $8,765)		(22)

Principal Amount (000)#
SECURITY SOLD SHORT (3.6)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
4,000	Federal National Mortgage Assoc. (proceeds received ($4,191,719) 4.00%, TBA		(4,228,125)

	TOTAL INVESTMENTS, AFTER OPTIONS WRITTEN AND SECURITY SOLD SHORT 110.5% (cost $119,117,886; Note 5)		131,073,505
	Liabilities in excess of other assets(h) (10.5)%		(12,494,808)

	NET ASSETS 100%		$118,578,697

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CDO—Collaterlized Debt Obligation

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligations

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

MTN—Medium Term Note

NR—Not Rated by Moody’s or Standard & Poor’s

SLM—Student Loan Mortgage

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Rates shown are the effective yields at purchase date.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation (Depreciation)
	Long Positions:
28	90 Day Euro Dollar	Mar. 2014	$6,924,750	$6,954,150	$29,400
7	90 Day Euro Dollar	Jun. 2014	1,727,425	1,736,962	9,537

					38,937

	Short Positions:
29	5 Year U.S. Treasury Notes	Mar. 2012	3,558,454	3,597,360	(38,906)
12	10 Year U.S. Treasury Notes	Mar. 2012	1,561,406	1,587,000	(25,594)

					(64,500)

					$(25,563)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	37

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/02/12	Citigroup Global Markets	AUD	776	$789,891	$823,661	$33,770
Expiring 02/02/12	Deutsche Bank	AUD	51	53,023	54,132	1,109
Canadian Dollar,
Expiring 02/09/12	Royal Bank of Scotland	CAD	326	326,490	325,170	(1,320)
Chinese Yuan,
Expiring 02/13/12	Barclays Capital Group	CNY	2,524	392,329	399,996	7,667
Expiring 02/13/12	Barclays Capital Group	CNY	701	108,709	111,092	2,383
Expiring 02/13/12	Citigroup Global Markets	CNY	2,072	322,420	328,363	5,943
Expiring 02/13/12	Citigroup Global Markets	CNY	1,458	226,525	231,114	4,589
Expiring 02/13/12	Citigroup Global Markets	CNY	668	103,591	105,845	2,254
Expiring 02/13/12	Deutsche Bank	CNY	664	103,102	105,280	2,178
Expiring 02/13/12	Deutsche Bank	CNY	639	99,178	101,281	2,103
Expiring 02/13/12	JPMorgan Chase	CNY	854	134,000	135,313	1,313
Expiring 02/13/12	JPMorgan Chase	CNY	848	133,000	134,335	1,335
Expiring 02/13/12	JPMorgan Chase	CNY	847	133,000	134,313	1,313
Expiring 02/13/12	JPMorgan Chase	CNY	810	126,000	128,422	2,422
Expiring 02/13/12	JPMorgan Chase	CNY	676	104,910	107,135	2,225
Expiring 02/13/12	UBS Securities	CNY	534	82,867	84,572	1,705
Expiring 06/01/12	BNP Paribas	CNY	383	60,269	60,710	441
Expiring 06/01/12	Citigroup Global Markets	CNY	497	78,016	78,704	688
Expiring 02/01/13	Barclays Capital Group	CNY	13,295	2,108,628	2,108,219	(409)
Expiring 02/01/13	Deutsche Bank	CNY	291	46,248	46,151	(97)
Expiring 02/01/13	Deutsche Bank	CNY	27	4,186	4,206	20
Expiring 02/01/13	Goldman Sachs & Co.	CNY	797	127,000	126,331	(669)
Expiring 02/01/13	JPMorgan Chase	CNY	718	114,373	113,879	(494)
Expiring 08/05/13	Deutsche Bank	CNY	743	118,601	117,698	(903)

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 04/16/12	Citigroup Global Markets	EUR	33	$43,335	$43,177	$(158)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	26,241	564,571	513,494	(51,077)
Mexican Peso,
Expiring 03/15/12	Barclays Capital Group	MXN	57	4,047	4,320	273
Expiring 03/15/12	Hong Kong & Shanghai Bank	MXN	8,284	610,643	633,239	22,596
New Taiwanese Dollar,
Expiring 04/09/12	Barclays Capital Group	TWD	13,711	453,837	463,970	10,133
Norwegian Krone,
Expiring 02/16/12	Credit Suisse First Boston Corp.	NOK	635	105,503	108,166	2,663
Expiring 02/16/12	Goldman Sachs & Co.	NOK	634	105,196	107,996	2,800
Expiring 02/16/12	UBS Securities	NOK	635	105,459	108,166	2,707
Singapore Dollar,
Expiring 02/10/12	JPMorgan Chase	SGD	1	626	648	22
Expiring 05/15/12	UBS Securities	SGD	1	644	649	5
South Korean Won,
Expiring 02/27/12	Citigroup Global Markets	KRW	790,783	706,529	702,459	(4,070)

				$8,596,746	$8,652,206	$55,460

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/02/12	Westpac Banking Corp.	AUD	5,899	$5,806,977	$6,261,314	$(454,337)
Expiring 03/15/12	Hong Kong & Shanghai Bank	AUD	5,072	5,370,741	5,362,154	8,587

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	39

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 03/02/12	UBS Securities	BRL	2,025	$1,117,652	$1,149,904	$(32,252)
British Pound,
Expiring 03/12/12	JPMorgan Chase	GBP	514	806,119	809,697	(3,578)
Canadian Dollar,
Expiring 02/09/12	Deutsche Bank	CAD	326	319,316	325,057	(5,741)
Expiring 03/22/12	Royal Bank of Scotland	CAD	326	326,170	324,904	1,266
Chinese Yuan,
Expiring 02/13/12	Barclays Capital Group	CNY	13,295	2,106,289	2,107,060	(771)
Euro,
Expiring 04/16/12	Barclays Capital Group	EUR	312	399,937	408,215	(8,278)
Expiring 04/16/12	Citigroup Global Markets	EUR	230	294,322	300,928	(6,606)
Expiring 04/16/12	Deutsche Bank	EUR	735	943,042	961,661	(18,619)
Expiring 04/16/12	UBS Securities	EUR	320	406,904	418,682	(11,778)
Expiring 04/16/12	UBS Securities	EUR	244	311,322	319,245	(7,923)
Japanese Yen,
Expiring 02/14/12	Deutsche Bank	JPY	20,372	265,721	267,318	(1,597)
Singapore Dollar,
Expiring 02/10/12	UBS Securities	SGD	1	644	648	(4)
South Korean Won,
Expiring 02/27/12	Citigroup Global Markets	KRW	172,635	150,000	153,353	(3,353)
Expiring 02/27/12	Goldman Sachs & Co.	KRW	223,779	194,000	198,785	(4,785)
Expiring 02/27/12	UBS Securities	KRW	200,048	174,000	177,704	(3,704)
Expiring 02/27/12	UBS Securities	KRW	159,794	139,000	141,947	(2,947)
Expiring 02/27/12	UBS Securities	KRW	40,240	35,000	35,745	(745)

				$19,167,156	$19,724,321	$(557,165)

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Interest rate swap agreements outstanding at January 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	$1,200	11/16/16	1.750%	3 month LIBOR(2)	$(52,743)	$—	$(52,743)	Credit Suisse International
AUD	400	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	27,390	(1,615)	29,005	Barclays Bank PLC
AUD	200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	13,694	(723)	14,417	Deutsche Bank
BRL	500	01/02/14	10.580%	Brazilian overnight interbank lending rate(1)	2,413	1,742	671	Morgan Stanley & Co.
BRL	1,900	01/02/14	10.580%	Brazilian overnight interbank lending rate(1)	7,132	5,116	2,016	UBS AG
BRL	4,400	01/02/14	11.960%	Brazilian overnight interbank lending rate(1)	111,303	(3,132)	114,435	Goldman Sachs & Co.
BRL	2,900	01/02/14	11.860%	Brazilian overnight interbank lending rate(1)	57,604	2,580	55,024	Bank of America Securities LLC
BRL	2,100	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	53,980	340	53,640	Barclays Bank PLC
EUR	1,200	03/21/17	2.000%	6 month Euribor(1)	34,560	(7,531)	42,091	Barclays Bank PLC
MXN	8,400	03/05/13	6.500%	28 day Mexican interbank rate(1)	10,719	(187)	10,906	Morgan Stanley & Co.
MXN	7,300	06/02/21	7.500%	28 day Mexican interbank rate(1)	54,946	23,390	31,556	UBS AG

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	41

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Exchange-traded swap agreements:
	$2,300	10/13/16	1.800%	3 month LIBOR(1)	$(104,200)	$(44,292)	$(59,908)	—
EUR	1,200	03/21/17	2.000%	6 month Euribor(1)	31,833	7,203	24,630	—

					$248,631	$(17,109)	$265,740

(1)	Fund pays the floating rate and receives the fixed rate.
(2)	Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	$1,500	$(145,027)	$—	$(145,027)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	470	(45,533)	—	(45,533)	Morgan Stanley & Co.

				$(190,560)	$—	$(190,560)

The Fund entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Cardinal Health Inc.,	06/20/17	0.560%	$500	$(5,181)	$—	$(5,181)	UBS AG
Con-way, Inc.,	03/20/18	1.830%	2,000	68,625	—	68,625	Bank of America Securities LLC
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	784	(5,035)	(22,083)	17,048	Citigroup, Inc.

See Notes to Financial Statements.

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Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2) (cont’d.):
Dow Jones CDX IG5 Index	12/20/12	0.140%	$2,100	$1,203	$—	$1,203	Morgan Stanley & Co.
Dow Jones CDX IG5 Index	12/20/12	0.140%	700	401	—	401	Morgan Stanley & Co.
Embarq Corp.	06/20/13	1.000%	200	(524)	(1,332)	808	Barclays Bank PLC
Embarq Corp.	03/20/14	1.250%	400	(1,472)	—	(1,472)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	200	(826)	—	(826)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	100	(758)	—	(758)	Deutsche Bank
Spectra Energy Capital	06/20/18	0.840%	1,000	31,830	—	31,830	Deutsche Bank
Vertical CDO, Ltd.	02/09/46	2.200%	600	552,221	—	552,221	Citigroup, Inc.

Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,453	96,361	198,344	(101,983)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	10,454	(183,957)	94,242	(278,199)	—
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	6,195	(65,138)	(28,645)	(36,493)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	2,100	(19,498)	9,434	(28,932)	—

				$468,252	$249,960	$218,292

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	43

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

the reporting date. Increasing fair value in absolute terms, represents a determination of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Reverse Repurchase Agreement outstanding at January 31, 2012:

Broker	Interest Rate	Trade Date	Value at January 31, 2012	Maturity Date	Cost
Deutsche Bank	0.15%	1/19/2012	$307,875	2/22/2012	$307,875

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$46,225,153	$—	$—
Exchange Traded Fund	92,816	—	—
Preferred Stock	77,327	—	—
Unaffiliated Mutual Fund	49,135	—	—
Asset-Backed Securities	—	2,296,857	291,758

See Notes to Financial Statements.

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	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds	$—	$28,477,518	$—
Foreign Government Bonds	—	4,815,080	—
Municipal Bonds	—	3,225,876	—
Residential Mortgage-Backed Securities	—	3,062,019	—
U.S. Government Mortgage-Backed Obligations	—	29,017,445	—
U.S. Treasury Obligations	—	13,301,077	—
Affiliated Money Market Mutual Fund	4,369,591	—	—
Options Written	—	(22)	—
Security Sold Short—U.S. Government Mortgage-Backed Obligation	—	(4,228,125)	—
Reverse Repurchase Agreement	—	(307,875)	—
Other Financial Instruments*
Futures	(25,563)	—	—
Forward foreign currency exchange contracts	—	(501,705)	—
Interest rate swap agreements	(35,278)	301,018	—
Credit default swap agreements	(445,607)	(78,882)	552,221

Total	$50,307,574	$79,380,281	$843,979

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

U.S. Government Mortgage-Backed Obligations	24.5%
U.S. Treasury Obligations	11.2
Oil, Gas & Consumable Fuels	5.1
Diversified Financial Services	4.5
Foreign Government Bonds	4.0
Financial—Bank & Trust	3.8
Affiliated Money Market Mutual Fund	3.7
Retail & Merchandising	2.9
Pharmaceuticals	2.8
Financial Services	2.8
Municipal Bonds	2.7
Transportation	2.7
Residential Mortgage-Backed Securities	2.6
Metals & Mining	2.3
Insurance	2.2
Asset-Backed Securities	2.2
Capital Markets	2.0
Telecommunications	1.7
Commercial Banks	1.5%
Media	1.5
Computer Hardware	1.3
Electric Utilities	1.3
Automobile Manufacturers	1.3
Computer Services & Software	1.2
Software	1.1
Tobacco	1.0
Chemicals	1.0
Energy Equipment & Services	0.9
Food Products	0.9
Textiles, Apparel & Luxury Goods	0.8
Biotechnology	0.8
Aerospace & Defense	0.7
Internet Software & Services	0.7
Commercial Services	0.7
IT Services	0.7
Real Estate Investment Trusts	0.7
Machinery	0.7

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	45

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Industry (cont’d.)
Healthcare Providers & Services	0.7%
Manufacturing	0.6
Food & Staples Retailing	0.6
Hotels, Restaurants & Leisure	0.6
Building & Construction	0.5
Internet & Catalog Retail	0.5
Farming & Agriculture	0.4
Specialty Retail	0.4
Computers & Peripherals	0.4
Industrial Conglomerates	0.4
Multi-Utilities	0.4
Hotels & Motels	0.3
Diversified Telecommunication Services	0.3
Healthcare Services	0.3
Healthcare Products	0.3
Semiconductors	0.3
Auto Components	0.3
Airlines	0.3
Foods	0.2
Beverages	0.2
Wireless Telecommunication Services	0.2
Life Sciences Tools & Services	0.2
Consumer Products & Services	0.2
Healthcare Equipment & Supplies	0.2
Internet Services	0.2
Semiconductors & Semiconductor Equipment	0.2
Multi-Line Retail	0.2
Electronic Equipment & Instruments	0.1%
Investment Companies	0.1
Business Services	0.1
Distribution/Wholesale	0.1
Household Products	0.1
Office Electronics	0.1
Consumer Finance	0.1
Utilities	0.1
Entertainment & Leisure	0.1
Professional Services	0.1
Building Products	0.1
Exchange Traded Fund	0.1
Electronic Components	0.1
Air Freight & Logistics	0.1
Hand/Machine Tools	0.1
Diversified Consumer Services	0.1
Paper & Forest Products	0.1
Engineering/Construction	0.1
Containers & Packaging	0.1
Leisure Equipment & Products	0.1
Trading Companies & Distributors	0.1
Thrifts & Mortgage Finance	0.1

114.1
Options Written and Security Sold Short	(3.6)
Liabilities in excess of other assets	(10.5)

100.0%

See Notes to Financial Statements.

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The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Receivable from broker— variation margin	$39,937	*	Receivable from broker— variation margin	$64,500
Interest rate contracts	Premiums paid for swap agreements	40,371		Premiums received for swap agreements	57,480
Interest rate contracts	Unrealized appreciation on swap agreements	378,391		Unrealized depreciation on swap agreements	112,651
Interest rate contracts	—			Outstanding options written, at value	22
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	124,510		Unrealized depreciation on foreign currency exchange contracts	626,215
Credit contracts	Unrealized appreciation on swap agreements	672,136		Unrealized depreciation on swap agreements	644,404
Credit contracts	Premiums paid for swap agreements	302,020		Premiums received for swap agreements	52,060

Total		$1,557,365			$1,557,332

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	47

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$158,590	$37,130	$48,445	$—	$244,165
Foreign exchange contracts	—	—	—	423,339	423,339
Credit contracts	—	4,830	301,263	—	306,093

Total	$158,590	$41,960	$349,708	$423,339	$973,597

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(148,939)	$(864)	$369,075	$—	$219,272
Foreign exchange contracts	—	—	—	(360,369)	(360,369)
Credit contracts	—	(3,281)	(454,629)	—	(457,910)

Total	$(148,939)	$(4,145)	$(85,554)	$(360,369)	$(599,007)

For the six months ended January 31, 2012, the Fund’s average volume of derivative activities are as follows:

Written Options(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements— Buy Protection(5)	Credit Default Swap Agreements— Sell Protection(5)
$50,069	$27,587,470	$5,301,115	$9,403,210	$15,867,369	$13,628,436	$31,978,717	$3,303,333

(1)	Premium Received.
(2)	Value at Trade Date.
(3)	Value at Settlement Date Payable.
(4)	Value at Settlement Date Receivable.
(5)	Notional Amount.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JANUARY 31, 2012	SEMIANNUAL REPORT

Target Asset Allocation Funds/Target Conservative Allocation Fund

Statement of Assets and Liabilities

as of January 31, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $118,948,779)	$130,932,061
Affiliated investments (cost $4,369,591)	4,369,591
Foreign currency, at value (cost $69,564)	71,056
Deposit with broker	143,000
Receivable for investments sold	5,645,868
Unrealized appreciation on swap agreements	1,050,527
Dividends and interest receivable	643,582
Receivable for Fund shares sold	395,905
Premiums paid for swap agreements	342,391
Receivable from broker-variation margin	210,677
Unrealized appreciation on foreign currency exchange contracts	124,510
Tax reclaim receivable	1,445
Prepaid expenses	1,359

Total assets	143,931,972

Liabilities
Payable for investments purchased	17,799,019
Securities sold short, at value (proceeds $4,191,719)	4,228,125
Payable to broker	870,000
Unrealized depreciation on swap agreements	757,055
Unrealized depreciation on foreign currency exchange contracts	626,215
Reverse repurchase agreement	307,875
Payable to custodian	285,769
Accrued expenses and other liabilities	184,668
Premiums received for swap agreements	109,540
Management fee payable	74,296
Payable for Fund shares reacquired	51,618
Distribution fee payable	42,087
Affiliated transfer agent fee payable	12,927
Deferred trustees’ fees	4,059
Outstanding options written (premiums received $8,765)	22

Total liabilities	25,353,275

Net Assets	$118,578,697

Net assets were comprised of:
Shares of beneficial interest, at par	$11,578
Paid-in capital, in excess of par	115,708,945

115,720,523
Accumulated net investment loss	(215,686)
Accumulated net realized loss on investment and foreign currency transactions	(8,662,047)
Net unrealized appreciation on investments and foreign currencies	11,735,907

Net assets, January 31, 2012	$118,578,697

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share, ($84,794,907 ÷ 8,258,594 shares of common stock issued and outstanding)	$10.27
Maximum sales charge (5.5% of offering price)	.60

Maximum offering price to public	$10.87

Class B:
Net asset value, offering price and redemption price per share, ($11,159,718 ÷ 1,098,734 shares of common stock issued and outstanding)	$10.16

Class C:
Net asset value, offering price and redemption price per share, ($17,748,938 ÷ 1,747,850 shares of common stock issued and outstanding)	$10.15

Class M:
Net asset value, offering price and redemption price per share, ($9,924 ÷ 977.3 shares of common stock issued and outstanding)	$10.15

Class R:
Net asset value, offering price and redemption price per share, ($214,866 ÷ 20,949 shares of common stock issued and outstanding)	$10.26

Class X:
Net asset value, offering price and redemption price per share, ($105,992 ÷ 10,436 shares of common stock issued and outstanding)	$10.16

Class Z:
Net asset value, offering price and redemption price per share, ($4,544,352 ÷ 440,675 shares of common stock issued and outstanding)	$10.31

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	51

Statement of Operations

Six Months Ended January 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$1,498,817
Unaffiliated dividend income (net of foreign withholding taxes $2,887)	439,843
Affiliated dividend income	19,374

1,958,034

Expenses
Management fee	442,409
Distribution fee—Class A	103,878
Distribution fee—Class B	61,283
Distribution fee—Class C	89,125
Distribution fee—Class M	144
Distribution fee—Class R	537
Distribution fee—Class X	584
Custodian’s fees and expenses	120,000
Transfer agent’s fees and expenses (including affiliated expense of $36,000) (Note 3)	86,000
Registration fees	43,000
Audit fee	34,000
Reports to shareholders	25,000
Legal fee	11,000
Trustees’ fees	6,000
Insurance expense	1,000
Miscellaneous	8,922

Total expenses	1,032,882

Net investment income	925,152

Net Realized And Unrealized Gain (loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	980,099
Options written transactions	41,960
Foreign currency transactions	750,567
Futures transactions	158,590
Swap agreement transactions	349,708
Short sale transactions	(24,766)

2,256,158

Net change in unrealized appreciation (depreciation) on:
Investments	(1,266,960)
Options written	(4,145)
Foreign currencies	(338,007)
Futures	(148,939)
Swaps	(85,554)
Short Sales	(36,406)

(1,880,011)

Net gain on investments	376,147

Net Increase In Net Assets Resulting From Operations	$1,301,299

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2012	Year Ended July 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$925,152	$1,726,785
Net realized gain on investment and foreign currency transactions	2,256,158	5,787,128
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,880,011)	4,416,591

Net increase in net assets resulting from operations	1,301,299	11,930,504

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(1,357,601)	(1,475,714)
Class B	(103,939)	(236,821)
Class C	(165,496)	(245,325)
Class M	(182)	(1,302)
Class R	(2,943)	(12,420)
Class X	(1,007)	(5,173)
Class Z	(93,184)	(67,702)

	(1,724,352)	(2,044,457)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,588,383	16,425,355
Net asset value of shares issued in reinvestment of dividends and distributions	1,655,543	1,985,733
Cost of shares reacquired	(12,442,298)	(27,536,944)

Net decrease in net assets resulting from Fund share transactions	(5,198,372)	(9,125,856)

Total increase (decrease)	(5,621,425)	760,191

Net Assets
Beginning of period	124,200,122	123,439,931

End of period(a)	$118,578,697	$124,200,122

(a) Includes undistributed net income of:	$—	$583,514

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	53

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund (the “Fund”) and Target Growth Allocation Fund. These financial statements relate only to Target Conservative Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2012.

Fund Segment	Subadvisors
Large-cap value stocks	Hotchkis and Wiley Capital Management Eaton Vance Management NFJ Investment Group LLC

Large-cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company

Core fixed income bonds	Pacific Investment Management Company LLC

Small-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P.

Small-cap growth stocks	Eagle Asset Management, Inc.

The investment objective of the Fund is to seek to provide current income and a reasonable level of capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official

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closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost

Target Asset Allocation Funds/Target Conservative Allocation Fund	55

Notes to Financial Statements

(Unaudited) continued

method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

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Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in unrealized appreciation or depreciation on forward foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively the proceeds originally received.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s

Target Asset Allocation Funds/Target Conservative Allocation Fund	57

Notes to Financial Statements

(Unaudited) continued

principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps, is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to

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pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

With exchange-traded futures and option contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is

Target Asset Allocation Funds/Target Conservative Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would

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effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

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Notes to Financial Statements

(Unaudited) continued

As of January 31, 2012, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy on the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase Agreements: The Fund enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of average daily net assets up to $500 million, 0.70% of average daily net assets for the next $500 million and 0.65% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75% for the six months ended January 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class M and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, M, R and X Plans”), regardless of expenses actually

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Notes to Financial Statements

(Unaudited) continued

incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, M, R and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 1%, 0.75% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. PIMS has contractually agreed through November 30, 2012 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $15,404 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2012. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2012, it has received $6,246 and $679 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Taxable Core Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended January 31, 2012, aggregated $105,606,276 and $112,297,609, respectively.

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Transactions in options written during the six months ended January 31, 2012, were as follows:

	Notional Amount	Premiums Received
Options outstanding at July 31, 2011	28,700,000	$86,344
Written options	—	—
Expired options	(8,370,000)	(43,053)
Closed options	(18,930,000)	(34,526)

Options outstanding at January 31, 2012	1,400,000	$8,765

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$126,460,161	$11,244,942	$(2,403,451)	$8,841,491

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2011 of approximately $8,236,000 which expires in 2018. The Fund utilized approximately $5,973,000 of its capital loss carryforward to offset net taxable gains realized in the year ended July 31, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In addition, the Fund has elected to treat net foreign currency losses of approximately $259,000, incurred between November 1, 2010 and July 31, 2011 as being incurred during the year ending July 31, 2012.

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Notes to Financial Statements

(Unaudited) continued

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%.

Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2012, Prudential owned 250 shares of Class R shares.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	300,511	$3,014,509
Shares issued in reinvestment of dividends and distributions	134,861	1,324,336
Shares reacquired	(840,115)	(8,380,931)

Net increase (decrease) in shares outstanding before conversion	(404,743)	(4,042,086)
Shares issued upon conversion from Class B, Class M, and Class X	240,391	2,405,726

Net increase (decrease) in shares outstanding	(164,352)	$(1,636,360)

Year ended July 31, 2011:
Shares sold	1,236,113	$12,355,878
Shares issued in reinvestment of dividends and distributions	146,654	1,440,143
Shares reacquired	(1,774,883)	(17,850,211)

Net increase (decrease) in shares outstanding before conversion	(392,116)	(4,054,190)
Shares issued upon conversion from Class B, Class M, and Class X	918,469	9,177,661

Net increase (decrease) in shares outstanding	526,353	$5,123,471

Class B
Six Months ended January 31, 2012:
Shares sold	35,033	$344,396
Shares issued in reinvestment of dividends and distributions	10,392	101,111
Shares reacquired	(86,347)	(851,523)

Net increase (decrease) in shares outstanding before conversion	(40,922)	(406,016)
Shares reacquired upon conversion into Class A	(238,489)	(2,349,387)

Net increase (decrease) in shares outstanding	(279,411)	$(2,755,403)

Year ended July 31, 2011:
Shares sold	113,360	$1,125,382
Shares issued in reinvestment of dividends and distributions	23,533	228,979
Shares reacquired	(378,904)	(3,749,663)

Net increase (decrease) in shares outstanding before conversion	(242,011)	(2,395,302)
Shares reacquired upon conversion into Class A	(846,320)	(8,353,080)

Net increase (decrease) in shares outstanding	(1,088,331)	$(10,748,382)

Class C
Six Months ended January 31, 2012:
Shares sold	66,938	$662,046
Shares issued in reinvestment of dividends and distributions	16,158	157,216
Shares reacquired	(219,602)	(2,161,941)

Net increase (decrease) in shares outstanding	(136,506)	$(1,342,679)

Year ended July 31, 2011:
Shares sold	127,848	$1,261,855
Shares issued in reinvestment of dividends and distributions	23,842	231,983
Shares reacquired	(445,836)	(4,425,705)

Net increase (decrease) in shares outstanding	(294,146)	$(2,931,867)

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Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	19	182
Shares reacquired	(749)	(7,320)

Net increase (decrease) in shares outstanding before conversion	(730)	(7,138)
Shares reacquired upon conversion into Class A	(3,179)	(31,516)

Net increase (decrease) in shares outstanding	(3,909)	$(38,654)

Year ended July 31, 2011:
Shares sold	1,156	$11,297
Shares issued in reinvestment of dividends and distributions	134	1,302
Shares reacquired	(1,844)	(17,937)

Net increase (decrease) in shares outstanding before conversion	(554)	(5,338)
Shares reacquired upon conversion into Class A	(12,448)	(121,609)

Net increase (decrease) in shares outstanding	(13,002)	$(126,947)

Class R
Six Months ended January 31, 2012:
Shares sold	641	$6,404
Shares issued in reinvestment of dividends and distributions	300	2,943
Shares reacquired	(2,609)	(25,543)

Net increase (decrease) in shares outstanding	(1,668)	$(16,196)

Year ended July 31, 2011:
Shares sold	20,749	$203,885
Shares issued in reinvestment of dividends and distributions	1,265	12,420
Shares reacquired	(71,666)	(741,615)

Net increase (decrease) in shares outstanding	(49,652)	$(525,310)

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Class X	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	3,223	$31,683
Shares issued in reinvestment of dividends and distributions	103	1,007
Shares reacquired	(2,484)	(23,725)

Net increase (decrease) in shares outstanding before conversion	842	8,965
Shares reacquired upon conversion into Class A	(2,522)	(24,823)

Net increase (decrease) in shares outstanding	(1,680)	$(15,858)

Year ended July 31, 2011:
Shares sold	16,286	$158,552
Shares issued in reinvestment of dividends and distributions	532	5,173
Shares reacquired	(15,021)	(146,500)

Net increase (decrease) in shares outstanding before conversion	1,797	17,225
Shares reacquired upon conversion into Class A	(71,382)	(702,972)

Net increase (decrease) in shares outstanding	(69,585)	$(685,747)

Class Z
Six Months ended January 31, 2012:
Shares sold	153,962	$1,529,345
Shares issued in reinvestment of dividends and distributions	6,973	68,748
Shares reacquired	(98,938)	(991,315)

Net increase (decrease) in shares outstanding	61,997	$606,778

Year ended July 31, 2011:
Shares sold	131,164	$1,308,506
Shares issued in reinvestment of dividends and distributions	6,667	65,733
Shares reacquired	(59,727)	(605,313)

Net increase (decrease) in shares outstanding	78,104	$768,926

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement with a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2012.

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Notes to Financial Statements

(Unaudited) continued

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2012 was $307,875 at a weighted average interest rate of approximately 0.15%. The average daily balance is based on the number of days the Fund had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was $307,875 as of January 31, 2012 which was 0.3% of total assets.

Note 8. New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

70	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(c)		2011(c)	2010(c)	2009(c)	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.30		$9.53	$8.48	$9.84	$10.66	$10.33
Income (loss) from investment operations:
Net investment income	.09		.16	.18	.23	.27	.25
Net realized and unrealized gain (loss) on investments	.04		.79	.90	(.92)	(.32)	.56
Total from investment operations	.13		.95	1.08	(.69)	(.05)	.81
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.18)	(.03)	(.37)	(.27)	(.27)
Tax return of capital	-		-	-	(.05)	-	-
Distributions from net realized gains on investments	-		-	-	(.25)	(.50)	(.21)
Total dividends and distributions	(.16)		(.18)	(.03)	(.67)	(.77)	(.48)
Net asset value, end of period	$10.27		$10.30	$9.53	$8.48	$9.84	$10.66
Total Return(a)	1.38%		10.04%	12.72%	(6.36)%	(.75)%	7.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$84,795		$86,746	$75,228	$63,491	$68,408	$60,657
Average net assets (000)	$82,651		$83,395	$70,865	$59,479	$65,817	$61,106
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	1.57%	(f)	1.52%	1.52%	1.64% (e)	1.43%	1.35%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(f)	1.27%	1.27%	1.39% (e)	1.18%	1.10%
Net investment income	1.75%	(f)	1.59%	2.00%	2.76%	2.59%	2.34%
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	122%	(g)	188%	200%	356%	353%	395%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily assets of the Class A shares.

(c) Calculated based upon the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .06%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	71

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.15		$9.41	$8.43	$9.82	$10.64	$10.31
Income (loss) from investment operations:
Net investment income	.05		.08	.11	.17	.19	.17
Net realized and unrealized gain (loss) on investments	.05		.78	.89	(.92)	(.32)	.56
Total from investment operations	.10		.86	1.00	(.75)	(.13)	.73
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.12)	(.02)	(.34)	(.19)	(.19)
Tax return of capital	-		-	-	(.05)	-	-
Distributions from net realized gains on investments	-		-	-	(.25)	(.50)	(.21)
Total dividends and distributions	(.09)		(.12)	(.02)	(.64)	(.69)	(.40)
Net asset value, end of period	$10.16		$10.15	$9.41	$8.43	$9.82	$10.64
Total Return(a)	1.07%		9.20%	11.82%	(7.05)%	(1.49)%	7.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,160		$13,995	$23,212	$32,609	$56,853	$78,305
Average net assets (000)	$12,190		$18,900	$28,746	$39,077	$70,345	$87,224
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.27%	2.27%	2.39% (d)	2.18%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.27%	1.27%	1.39% (d)	1.18%	1.10%
Net investment income	1.01%	(e)	.82%	1.26%	2.08%	1.82%	1.60%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.15		$9.41	$8.43	$9.82	$10.64	$10.31
Income (loss) from investment operations:
Net investment income	.05		.08	.11	.17	.19	.17
Net realized and unrealized gain (loss) on investments	.04		.78	.89	(.92)	(.32)	.56
Total from investment operations	.09		.86	1.00	(.75)	(.13)	.73
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.12)	(.02)	(.34)	(.19)	(.19)
Tax return of capital	-		-	-	(.05)	-	-
Distributions from net realized gains on investments	-		-	-	(.25)	(.50)	(.21)
Total dividends and distributions	(.09)		(.12)	(.02)	(.64)	(.69)	(.40)
Net asset value, end of period	$10.15		$10.15	$9.41	$8.43	$9.82	$10.64
Total Return(a)	.98%		9.20%	11.82%	(7.05)%	(1.49)%	7.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,749		$19,133	$20,499	$21,777	$29,417	$32,800
Average net assets (000)	$17,728		$20,208	$21,746	$23,090	$32,068	$34,907
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.27%	2.27%	2.39% (d)	2.18%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.27%	1.27%	1.39% (d)	1.18%	1.10%
Net investment income	1.00%	(e)	.83%	1.26%	2.04%	1.83%	1.60%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	73

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.15		$9.41	$8.43	$9.82	$10.64	$10.31
Income (loss) from investment operations:
Net investment income	.05		.08	.12	.17	.19	.17
Net realized and unrealized gain (loss) on investments	.04		.78	.88	(.92)	(.32)	.56
Total from investment operations	.09		.86	1.00	(.75)	(.13)	.73
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.12)	(.02)	(.34)	(.19)	(.19)
Tax return of capital	-		-	-	(.05)	-	-
Distributions from net realized gains on investments	-		-	-	(.25)	(.50)	(.21)
Total dividends and distributions	(.09)		(.12)	(.02)	(.64)	(.69)	(.40)
Net asset value, end of period	$10.15		$10.15	$9.41	$8.43	$9.82	$10.64
Total Return(a)	.98%		9.20%	11.82%	(7.06)%	(1.49)%	7.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$50	$168	$479	$1,047	$2,936
Average net assets (000)	$29		$94	$339	$654	$2,357	$3,219
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.27%	2.27%	2.39% (d)	2.18%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.27%	1.27%	1.39% (d)	1.18%	1.10%
Net investment income	1.07%	(e)	.80%	1.28%	2.09%	1.81%	1.60%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

74	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(c)		2011(c)	2010(c)	2009(c)	2008(c)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.28		$9.51	$8.48	$9.85	$10.67	$10.34
Income (loss) from investment operations:
Net investment income	.08		.13	.16	.24	.24	.23
Net realized and unrealized gain (loss) on investments	.04		.80	.89	(.95)	(.31)	.55
Total from investment operations	.12		.93	1.05	(.71)	(.07)	.78
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.16)	(.02)	(.36)	(.25)	(.24)
Tax return of capital	-		-	-	(.05)	-	-
Distributions from net realized gains on investments	-		-	-	(.25)	(.50)	(.21)
Total dividends and distributions	(.14)		(.16)	(.02)	(.66)	(.75)	(.45)
Net asset value, end of period	$10.26		$10.28	$9.51	$8.48	$9.85	$10.67
Total Return(a)	1.24%		9.84%	12.44%	(6.59)%	(.99)%	7.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$215		$232	$687	$721	$4,015	$8,751
Average net assets (000)	$214		$669	$686	$1,255	$4,787	$8,273
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(b)	1.82%	(f)	1.77%	1.77%	1.89% (e)	1.68%	1.60%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(f)	1.27%	1.27%	1.39% (e)	1.18%	1.10%
Net investment income	1.50%	(f)	1.29%	1.76%	2.70%	2.33%	2.09%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily assets of the Class R shares.

(c) Calculated based upon the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .06%.

(f) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	75

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.16		$9.41	$8.43	$9.82	$10.63	$10.31
Income (loss) from investment operations:
Net investment income	.05		.08	.12	.18	.21	.17
Net realized and unrealized gain (loss) on investments	.04		.79	.88	(.93)	(.31)	.55
Total from investment operations	.09		.87	1.00	(.75)	(.10)	.72
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.12)	(.02)	(.34)	(.21)	(.19)
Tax return of capital	-		-	-	(.05)	-	-
Distributions from net realized gains on investments	-		-	-	(.25)	(.50)	(.21)
Total dividends and distributions	(.09)		(.12)	(.02)	(.64)	(.71)	(.40)
Net asset value, end of period	$10.16		$10.16	$9.41	$8.43	$9.82	$10.63
Total Return(a)	.98%		9.31%	11.82%	(7.05)%	(1.22)%	7.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$106		$123	$769	$977	$2,120	$2,601
Average net assets (000)	$116		$391	$863	$1,342	$2,441	$2,463
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.32%	(e)	2.27%	2.27%	2.37% (d)	1.99%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.27%	1.27%	1.39% (d)	1.18%	1.10%
Net investment income	.99%	(e)	.78%	1.26%	2.13%	2.02%	1.60%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

76	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.35		$9.57	$8.50	$9.85	$10.67	$10.34
Income (loss) from investment operations:
Net investment income	.10		.19	.21	.26	.30	.28
Net realized and unrealized gain (loss) on investments	.05		.79	.89	(.93)	(.32)	.56
Total from investment operations	.15		.98	1.10	(.67)	(.02)	.84
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.20)	(.03)	(.38)	(.30)	(.30)
Tax return of capital	-		-	-	(.05)	-	-
Distributions from net realized gains on investments	-		-	-	(.25)	(.50)	(.21)
Total dividends and distributions	(.19)		(.20)	(.03)	(.68)	(.80)	(.51)
Net asset value, end of period	$10.31		$10.35	$9.57	$8.50	$9.85	$10.67
Total Return(a)	1.52%		10.31%	12.97%	(6.14)%	(.50)%	8.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,544		$3,921	$2,877	$3,156	$5,610	$5,397
Average net assets (000)	$4,407		$3,567	$3,031	$3,809	$5,771	$4,521
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.32%	(e)	1.27%	1.27%	1.39% (d)	1.18%	1.10%
Expenses, excluding distribution and service (12b-1) fees	1.32%	(e)	1.27%	1.27%	1.39% (d)	1.18%	1.10%
Net investment income	2.00%	(e)	1.84%	2.26%	3.10%	2.85%	2.59%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon the average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .06%.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Conservative Allocation Fund	77

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the website of the Securities and Exchange Commission at www.sec.gov.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET CONSERVATIVE ALLOCATION FUND

SHARE CLASS	A	B	C	M	R	X	Z
NASDAQ	PCGAX	PBCFX	PCCFX	N/A	PCLRX	N/A	PDCZX
CUSIP	87612A104	87612A203	87612A302	87612A609	87612A401	87612A708	87612A500

MFSP504E2    0220859-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

TARGET MODERATE ALLOCATION FUND

SEMIANNUAL REPORT • JANUARY 31, 2012

Objective

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Target Moderate Allocation Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and as President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for her significant contributions and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

On the following pages, you’ll find your semiannual report for the Fund. Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments. We believe the Fund will help you to achieve broad diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Stuart S. Parker, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Moderate Allocation Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.48%; Class B, 2.18%; Class C, 2.18%; Class M, 2.18%; Class R, 1.93%; Class X, 2.18%; Class Z, 1.18%. Net operating expenses: Class A, 1.43%; Class B, 2.18%; Class C, 2.18%; Class M, 2.18%; Class R, 1.68%; Class X, 1.43%; Class Z, 1.18%, after contractual reduction through 11/30/2012 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–0.77%	1.42%	4.64%	56.80%	—
Class B	–1.10	0.63	0.75	45.54	—
Class C	–1.10	0.63	0.75	45.54	—
Class M	–1.19	0.63	0.74	N/A	28.54% (10/4/04)
Class R	–0.85	1.15	3.33	N/A	33.43 (10/4/04)
Class X	–0.77	1.42	2.43	N/A	30.87 (10/4/04)
Class Z	–0.60	1.68	5.96	60.63	—
Customized Blend	1.47	4.04	13.73	68.09	—
S&P 500 Index	2.70	4.19	1.65	41.36	—
Lipper Mixed-Asset Target Allocation Growth Funds Avg.	–0.55	1.23	6.50	53.90	—

Average Annual Total Returns (With Sales Charges) as of 12/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		–6.55%	–0.73%	3.46%	—
Class B		–6.86	–0.53	3.27	—
Class C		–2.86	–0.36	3.27	—
Class M		–7.76	–0.69	N/A	3.01% (10/4/04)
Class R		–1.37	0.15	N/A	3.53 (10/4/04)
Class X		–6.99	–0.54	N/A	3.15 (10/4/04)
Class Z		–0.95	0.64	4.29	—
Customized Blend		1.89	2.09	4.84	—
S&P 500 Index		2.09	–0.25	2.92	—
Lipper Mixed-Asset Target Allocation Growth Funds Avg.		–1.30	0.63	3.80	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class M shares are closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and to 1% in the seventh year, and a 12b-1 fee of 1% annually. Class M shares automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class X shares are closed to new purchases. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Moderate Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (52%), Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (13%), and the Barclays Capital U.S. Aggregate Bond Index (35%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that the net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of the maximum withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. The Barclays Capital U.S.

Target Asset Allocation Funds/Target Moderate Allocation Fund	3

Your Fund’s Performance (continued)

Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/12 is 47.83% for Class M, Class R, and Class X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/11 is 5.02% for Class M, Class R, and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/12 is 36.90% for Class M, Class R, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/11 is 3.80% for Class M, Class R, and Class X.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Mixed-Asset Funds are funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/12 is 38.52% for Class M, Class R, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/11 is 4.00% for Class M, Class R, and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2012, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses.

Target Asset Allocation Funds/Target Moderate Allocation Fund	5

Your Fund’s Performance (continued)

The performance cited does not represent the performance of the Target Moderate Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that the net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2011, at the beginning of the period, and held through the six-month period ended January 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Target Asset Allocation Funds/Target Moderate Allocation Fund	7

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Moderate Allocation Fund		Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$992.30	1.43%	$7.16
	Hypothetical	$1,000.00	$1,017.95	1.43%	$7.25

Class B	Actual	$1,000.00	$989.00	2.18%	$10.90
	Hypothetical	$1,000.00	$1,014.18	2.18%	$11.04

Class C	Actual	$1,000.00	$989.00	2.18%	$10.90
	Hypothetical	$1,000.00	$1,014.18	2.18%	$11.04

Class M	Actual	$1,000.00	$988.10	2.18%	$10.89
	Hypothetical	$1,000.00	$1,014.18	2.18%	$11.04

Class R	Actual	$1,000.00	$991.50	1.68%	$8.41
	Hypothetical	$1,000.00	$1,016.69	1.68%	$8.52

Class X	Actual	$1,000.00	$992.30	1.43%	$7.16
	Hypothetical	$1,000.00	$1,017.95	1.43%	$7.25

Class Z	Actual	$1,000.00	$994.00	1.18%	$5.91
	Hypothetical	$1,000.00	$1,019.20	1.18%	$5.99

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 103.8%
COMMON STOCKS 63.3%

Advertising 0.1%
4,350	Publicis Groupe SA (France)	$218,837

Aerospace & Defense 1.4%
1,400	AAR Corp.	29,666
43,500	BAE Systems PLC (United Kingdom)	210,988
4,482	Boeing Co. (The)	332,475
1,900	Elbit Systems Ltd. (Israel)	79,214
8,800	Embraer SA, ADR (Brazil)	241,296
5,400	Finmeccanica SpA (Italy)	24,298
2,195	General Dynamics Corp.	151,806
4,538	Hexcel Corp.*	113,768
7,820	Honeywell International, Inc.	453,873
750	Huntington Ingalls Industries, Inc.*	28,260
7,617	Lockheed Martin Corp.	627,031
975	Moog, Inc. (Class A Stock)*	41,555
13,600	Northrop Grumman Corp.	789,480
14,890	Rolls-Royce Holdings PLC (United Kingdom)*	172,575
700	Teledyne Technologies, Inc.*	39,732
1,903	Triumph Group, Inc.	119,071
6,541	United Technologies Corp.	512,487

		3,967,575

Air Freight & Logistics 0.1%
1,565	Atlas Air Worldwide Holdings, Inc.*	74,549
2,000	FedEx Corp.	182,980

		257,529

Airlines 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	56,726
54,000	Cathay Pacific Airways Ltd. (Hong Kong)	106,951
10,501	JetBlue Airways Corp.*	62,271

		225,948

Apparel & Textile 0.2%
5,131	Adidas AG (Germany)	369,673
2,662	Deckers Outdoor Corp.*	215,223
875	Wolverine World Wide, Inc.	34,204

		619,100

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	9

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Auto Components 0.4%
21,792	Johnson Controls, Inc.	$692,332
7,700	Magna International, Inc. (Canada)	318,318

		1,010,650

Auto Parts & Equipment 0.1%
6,200	Keihin Corp. (Japan)	114,125
5,113	Meritor, Inc.*	32,109
1,129	WABCO Holdings, Inc.*	58,539

		204,773

Automobile Manufacturers 0.4%
2,000	Daimler AG (Germany)	110,517
4,095	Ford Motor Co.	50,860
1,206	Hyundai Motor Co. (South Korea)	237,260
10,000	Nissan Shatai Co. Ltd. (Japan)	103,910
8,153	Toyota Motor Corp. (Japan)	300,576
1,500	Volkswagen AG (Germany)	242,315

		1,045,438

Automobiles 0.1%
2,000	Harley-Davidson, Inc.	88,380
1,700	Renault SA (France)	72,414
3,100	Valeo SA (France)	145,511

		306,305

Automotive Parts
300	Georg Fischer AG (Switzerland)*	125,883

Banks 0.4%
7,600	Banco Espanol de Credito SA (Spain)	38,770
22,900	Bank Hapoalim BM (Israel)	79,868
14,800	Bendigo and Adelaide Bank Ltd. (Australia)	130,256
23,000	Fukuoka Financial Group, Inc. (Japan)	98,071
4,141	Julius Baer Group Ltd. (Switzerland)*	168,249
105,900	Mizuho Financial Group, Inc. (Japan)	159,781
28,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	81,921
25,900	Sapporo Hokuyo Holdings, Inc. (Japan)	93,107
15,667	Standard Chartered PLC (United Kingdom)	378,714

		1,228,737

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages 0.4%
2,110	Coca-Cola Enterprises, Inc.	$56,527
15,961	Diageo PLC (United Kingdom)	352,621
1,347	Green Mountain Coffee Roasters, Inc.*	71,849
4,200	Molson Coors Brewing Co. (Class B Stock)	180,138
3,281	PepsiCo, Inc.	215,463
5,826	SABMiller PLC (United Kingdom)	221,069

		1,097,667

Biotechnology 0.9%
4,210	Alexion Pharmaceuticals, Inc.*	323,159
11,040	Biogen Idec, Inc.*	1,301,837
906	BioMarin Pharmaceutical, Inc.*	32,317
5,464	Celgene Corp.*	397,233
4,960	Gilead Sciences, Inc.*	242,246
1,402	Seattle Genetics, Inc.*	26,540
1,255	United Therapeutics Corp.*	61,721

		2,385,053

Building Materials 0.2%
500	Ciments Francais SA (France)	36,880
800	Eagle Materials, Inc.	23,528
65,513	Kingfisher PLC (United Kingdom)	263,972
4,300	Owens Corning*	145,125

		469,505

Building Products
1,075	A.O. Smith Corp.	45,666
625	Lennox International, Inc.	22,625

		68,291

Capital Goods
1,400	Harsco Corp.	31,122

Capital Markets 0.3%
4,201	Goldman Sachs Group, Inc. (The)	468,285
1,375	LPL Investment Holdings, Inc.*	45,169
1,600	Raymond James Financial, Inc.	56,000
8,022	State Street Corp.	314,302

		883,756

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	11

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals 2.3%
1,696	Air Products & Chemicals, Inc.	$149,299
2,730	Airgas, Inc.	215,479
2,600	BASF SE (Germany)	199,906
2,200	Bayer AG (Germany)	154,072
2,500	Celanese Corp. (Class A Stock)	121,775
1,000	CF Industries Holdings, Inc.	177,380
5,100	Clariant AG (Switzerland)*	61,942
16,662	Dow Chemical Co. (The)	558,344
5,243	Huntsman Corp.	66,743
1,422	Intrepid Potash, Inc.*	33,972
3,200	Koninklijke DSM NV (Netherlands)	164,186
775	Kraton Performance Polymers, Inc.*	22,041
20,868	Monsanto Co.	1,712,219
8,000	Nippon Shokubai Co. Ltd. (Japan)	90,160
700	Olin Corp.	15,540
5,435	Potash Corp. of Saskatchewan, Inc. (Canada)	254,032
4,477	PPG Industries, Inc.	401,050
14,306	Praxair, Inc.	1,519,297
1,585	Quaker Chemical Corp.	70,215
2,200	Scotts Miracle-Gro Co. (The) (Class A Stock)	104,192
875	Sensient Technologies Corp.	34,667
26,000	Toagosei Co. Ltd. (Japan)	108,817
350	TPC Group, Inc.*	11,498
1,200	Valspar Corp. (The)	51,888

		6,298,714

Clothing & Apparel 0.9%
11,009	Coach, Inc.	771,180
15,200	NIKE, Inc. (Class B Stock)	1,580,648
1,747	Steven Madden Ltd.*	71,872
1,052	VF Corp.	138,327

		2,562,027

Commercial Banks 2.2%
4,500	Allied Irish Banks PLC (Ireland)*	453
4,800	Alpha Bank A.E. (Greece)*	9,543
3,275	Associated Banc-Corp.	40,806
8,300	Banco Espirito Santo SA (Portugal)	13,712
18,500	Banco Santander SA (Spain)	143,983
700	Bank of Hawaii Corp.	32,004

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
15,000	Bank of Ireland (Ireland)*	$2,237
32,300	Barclays PLC (United Kingdom)	108,184
5,000	Chiba Bank Ltd. (The) (Japan)	30,963
25,070	Fifth Third Bancorp	326,161
3,036	FirstMerit Corp.	47,635
27,148	KeyCorp	210,940
21,579	PNC Financial Services Group, Inc.	1,271,435
975	Prosperity Bancshares, Inc.	40,472
25,700	Regions Financial Corp.	134,154
7,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	244,982
13,410	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	41,873
2,200	Trustmark Corp.	51,854
39,100	Turkiye Garanti Bankasi A/S (Turkey)	141,274
947	UMB Financial Corp.	36,535
1,200	United Bankshares, Inc.	33,492
550	Webster Financial Corp.	11,660
104,542	Wells Fargo & Co.	3,053,672

		6,028,024

Commercial Services 0.1%
1,664	Acacia Research - Acacia Technologies*	68,490
2,825	KAR Auction Services, Inc.*	41,640
4,700	Nichii Gakkan Co. (Japan)	56,731
2,026	PAREXEL International Corp.*	48,827

		215,688

Commercial Services & Supplies 1.0%
550	Consolidated Graphics, Inc.*	27,935
2,425	Corrections Corp. of America*	57,060
3,030	FleetCor Technologies, Inc.*	102,990
3,749	GEO Group, Inc. (The)*	65,907
1,132	MasterCard, Inc. (Class A Stock)	402,505
1,000	McGrath RentCorp	31,840
1,503	Sotheby’s	50,396
6,770	Verisk Analytics, Inc. (Class A Stock)*	271,274
17,038	Visa, Inc. (Class A Stock)	1,714,704
2,536	Waste Connections, Inc.	81,938

		2,806,549

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	13

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment
4,700	Arris Group, Inc.*	$54,896
1,950	Calix, Inc.*	14,761
1,300	Cisco Systems, Inc.	25,519

		95,176

Computer Hardware 1.8%
10,683	Apple, Inc.*	4,876,576

Computer Services & Software 1.2%
1,482	3D Systems Corp.*	28,336
17,733	Accenture PLC (Class A Stock) (Ireland)	1,016,810
2,802	Allscripts Healthcare Solutions, Inc.*	53,574
7,120	Autodesk, Inc.*	256,320
25,140	EMC Corp.*	647,606
3,906	Fortinet, Inc.*	89,096
1,000	Global Payments, Inc.	50,020
1,319	Informatica Corp.*	55,794
1,500	Itochu Techno-Solutions Corp. (Japan)	69,372
16,192	Micro Focus International PLC (United Kingdom)	107,853
2,020	MSCI, Inc. (Class A Stock)*	65,812
3,560	Nuance Communications, Inc.*	101,531
828	Opnet Technologies, Inc.	29,353
2,716	QLIK Technologies, Inc.*	76,591
1,111	Riverbed Technology, Inc.*	26,597
261	salesforce.com, Inc.*	30,485
7,068	SAP AG (Germany)	427,038
1,225	Super Micro Computer, Inc.*	20,678
6,700	Tieto Oyj (Finland)	101,135
2,150	VeriFone Systems, Inc.*	91,805
610	VMware, Inc. (Class A Stock)*	55,675

		3,401,481

Computers & Peripherals 0.5%
6,320	Cognizant Technology Solutions Corp. (Class A Stock)*	453,460
32,356	Hewlett-Packard Co.	905,321
2,500	QLogic Corp.*	43,300

		1,402,081

Construction & Engineering 0.2%
8,800	COMSYS Holdings Corp. (Japan)	98,483

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
2,800	Fluor Corp.	$157,472
9,800	Kyowa Exeo Corp. (Japan)	98,232
1,850	MasTec, Inc.*	30,137
950	MYR Group, Inc.*	18,981
4,300	NCC AB (Class B Stock) (Sweden)	88,876
1,914	Northwest Pipe Co.*	43,658
728	Texas Industries, Inc.	22,757
1,000	URS Corp.*	41,150

		599,746

Consumer Finance 0.4%
10,959	American Express Co.	549,485
6,200	Capital One Financial Corp.	283,650
3,628	Cash America International, Inc.	159,124
825	First Cash Financial Services, Inc.*	33,206

		1,025,465

Consumer Products & Services 0.4%
780	Colgate-Palmolive Co.	70,761
9,662	Estee Lauder Cos., Inc. (The) (Class A Stock)	559,720
155,400	Pacific Brands Ltd. (Australia)	102,288
7,097	Reckitt Benckiser Group PLC (United Kingdom)	377,552
2,778	Vitamin Shoppe, Inc.*	118,732

		1,229,053

Containers & Packaging 0.1%
950	Packaging Corp. of America	26,733
20,400	Rexam PLC (United Kingdom)	120,227
1,775	Silgan Holdings, Inc.	73,769

		220,729

Cosmetics & Toiletries 0.1%
8,800	Natura Cosmeticos SA (Brazil)	188,471

Distribution/Wholesale 0.3%
160,000	Li & Fung Ltd. (Bermuda)	349,903
2,170	LKQ Corp.*	70,742
6,100	Mitsui & Co. Ltd. (Japan)	103,561
18,000	Sumitomo Corp. (Japan)	258,593

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	15

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Distribution/Wholesale (cont’d.)
6,200	Toyota Tsusho Corp. (Japan)	$117,541

		900,340

Diversified Consumer Services 0.1%
14,400	H&R Block, Inc.	235,584

Diversified Financial Services 1.3%
48,359	Bank of America Corp.	344,799
20,150	BM&FBOVESPA SA (Brazil)	126,745
22,900	Challenger Ltd. (Australia)	107,458
24,544	Citigroup, Inc.	753,992
3,200	Fuyo General Lease Co. Ltd. (Japan)	117,302
59,429	JPMorgan Chase & Co.	2,216,702
11,400	Tullett Prebon PLC (United Kingdom)	53,497

		3,720,495

Diversified Manufacturing Operations 0.2%
15,800	Cookson Group PLC (United Kingdom)	143,659
3,000	Siemens AG (Germany)	283,087

		426,746

Diversified Operations 0.2%
3,266	LVMH Moet Hennessy Louis Vuitton SA (France)	528,028

Diversified Telecommunication Services 0.5%
38,975	AT&T, Inc.	1,146,255
9,800	Koninklijke KPN NV (Netherlands)	107,422

		1,253,677

Electric Utilities 0.9%
19,901	American Electric Power Co., Inc.	787,284
15,300	Edison International	627,912
300	El Paso Electric Co.	10,440
44,200	Enel SpA (Italy)	180,731
13,000	Exelon Corp.	517,140
175	Great Plains Energy, Inc.	3,609
18,408	PPL Corp.	511,558

		2,638,674

Electrical Equipment
3,456	GrafTech International Ltd.*	56,747

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Components 0.2%
2,228	DTS, Inc.*	$63,119
1,176	Fanuc Corp. (Japan)	197,646
2,000	FLIR Systems, Inc.	51,500
1,163	Itron, Inc.*	45,113
10,000	Nippon Electric Glass Co. Ltd. (Japan)	87,116

		444,494

Electronic Equipment & Instruments 0.2%
1,657	Coherent, Inc.*	92,593
17,400	Corning, Inc.	223,938
1,800	EnerSys*	52,164
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	96,579
575	ScanSource, Inc.*	21,603
4,750	TE Connectivity Ltd. (Switzerland)	161,975
941	Universal Display Corp.*	39,625

		688,477

Energy Equipment & Services 1.0%
7,630	Cameron International Corp.*	405,916
600	Core Laboratories NV (Netherlands)	63,738
3,000	Diamond Offshore Drilling, Inc.	186,900
435	Dril-Quip, Inc.*	28,697
8,330	Ensco PLC, ADR (United Kingdom)	438,491
32,778	Halliburton Co.	1,205,575
3,635	Lufkin Industries, Inc.	273,425
750	Oil States International, Inc.*	59,768
948	OYO Geospace Corp.*	83,433
800	Unit Corp.*	36,200

		2,782,143

Entertainment & Leisure 0.4%
7,324	Carnival Corp. (Panama)	221,185
7,366	Carnival PLC (United Kingdom)	219,378
10,104	Hennes & Mauritz AB (Class B Stock) (Sweden)	330,785
1,300	Life Time Fitness, Inc.*	63,882
4,060	Pinnacle Entertainment, Inc.*	39,382
3,540	Royal Caribbean Cruises Ltd. (Liberia)	96,217
1,300	Sankyo Co. Ltd. (Japan)	63,533
36,200	Thomas Cook Group PLC (United Kingdom)	7,701

		1,042,063

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	17

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Environmental Control
1,600	Stericycle, Inc.*	$134,432

Equipment Services
19,200	Downer EDI Ltd. (Australia)*	73,585

Farming & Agriculture
58,000	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	75

Financial—Bank & Trust 0.8%
2,850	Astoria Financial Corp.	23,741
10,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	87,299
15,800	Bank of Queensland Ltd. (Australia)	127,147
3,200	BNP Paribas (France)	135,493
94,862	China Merchants Bank Co. Ltd. (Class H Stock) (China)	209,410
11,400	Credit Agricole SA (France)	70,249
15,800	Credit Suisse Group AG (Switzerland)*	409,890
3,100	Danske Bank A/S (Denmark)*	45,273
3,100	Deutsche Bank AG (Germany)	131,319
5,860	Dexia SA (Belgium)*	2,568
7,700	DnB NOR ASA (Norway)	81,239
56,700	Mitsubishi UFJ Financial Group, Inc. (Japan)	259,621
10,500	National Australia Bank Ltd. (Australia)	265,864
1,675	Societe Generale (France)	44,619
2,900	Svenska Handelsbanken AB (Class A Stock) (Sweden)	86,968
6,200	UBS AG (Switzerland)*	84,395
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	36,480

		2,101,575

Financial Services 0.9%
1,960	Affiliated Managers Group, Inc.*	197,000
3,028	Ameriprise Financial, Inc.	162,149
1,534	BlackRock, Inc.	279,188
1,600	Eaton Vance Corp.	41,104
16,795	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	291,492
265,984	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	186,233
7,400	Irish Life & Permanent Group Holdings PLC (Ireland)*	310
1,900	Jefferies Group, Inc.	28,899
46,761	U.S. Bancorp	1,319,595

		2,505,970

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Beverage
12,400	Dairy Crest Group PLC (United Kingdom)	$61,257

Food & Staples Retailing 0.8%
28,345	CVS Caremark Corp.	1,183,404
8,400	Kroger Co. (The)	199,584
12,900	Safeway, Inc.	283,542
87,500	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	270,205
6,315	Wal-Mart Stores, Inc.	387,488

		2,324,223

Food Products 0.3%
12,100	ConAgra Foods, Inc.	322,707
14,809	Kraft Foods, Inc. (Class A Stock)	567,185

		889,892

Foods 0.9%
3,611	Danone (France)	222,871
2,600	Delhaize Group (Belgium)	141,597
1,689	Fresh Market, Inc. (The)*	72,728
3,030	General Mills, Inc.	120,685
142,658	Goodman Fielder Ltd. (Australia)	79,513
41,400	J. Sainsbury PLC (United Kingdom)	188,146
16,000	Koninklijke Ahold NV (Netherlands)	212,008
23,700	Metcash Ltd. (Australia)	101,651
2,900	Metro AG (Germany)	111,562
10,183	Nestle SA (Switzerland)	583,545
57,014	Tesco PLC (United Kingdom)	287,137
8,963	Unilever NV (Netherlands)	298,916
42,100	WM Morrison Supermarkets PLC (United Kingdom)	189,735

		2,610,094

Hand/Machine Tools 0.1%
3,280	Stanley Black & Decker, Inc.	230,190

Healthcare Equipment & Supplies 0.5%
17,445	Covidien PLC (Ireland)	898,417
4,400	Medtronic, Inc.	169,708
2,140	Sirona Dental Systems, Inc.*	103,469
950	Teleflex, Inc.	58,131
1,759	Thoratec Corp.*	51,715

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	19

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
850	West Pharmaceutical Services, Inc.	$34,408
1,800	Zimmer Holdings, Inc.*	109,350

		1,425,198

Healthcare Products 0.1%
2,641	Arthrocare Corp.*	81,633
4,193	Bruker Corp.*	59,541
800	Cantel Medical Corp.	25,256
1,738	Cepheid, Inc.*	76,576
950	IDEXX Laboratories, Inc.*	80,361

		323,367

Healthcare Providers & Services 0.5%
1,400	Amedisys, Inc.*	14,700
2,285	Centene Corp.*	103,282
8,500	CIGNA Corp.	381,055
575	Owens & Minor, Inc.	17,486
14,535	UnitedHealth Group, Inc.	752,767

		1,269,290

Healthcare Services 0.2%
685	Air Methods Corp.*	57,746
2,197	AMERIGROUP Corp.*	149,418
800	Covance, Inc.*	35,048
1,500	Healthways, Inc.*	11,340
1,999	Humana, Inc.	177,951
875	LifePoint Hospitals, Inc.*	35,166
800	MEDNAX, Inc.*	56,976

		523,645

Healthcare Technology
9,300	AGFA-Gevaert NV (Belgium)*	16,787

Holding Companies - Diversified 0.1%
161,000	First Pacific Co. Ltd. (Bermuda)	183,934

Home Furnishings
6,300	Electrolux AB (Class B Stock) (Sweden)	115,396

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.2%
2,100	Bally Technologies, Inc.*	$88,662
1,834	BJ’s Restaurants, Inc.*	91,755
700	Choice Hotels International, Inc.	25,438
5,410	Las Vegas Sands Corp.*	265,685
14,416	McDonald’s Corp.	1,427,905
4,814	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	40,726
10,127	Shuffle Master, Inc.*	129,626
10,422	Wynn Resorts Ltd.	1,200,927

		3,270,724

Household Durables 0.1%
5,800	Alpine Electronics, Inc. (Japan)	73,052
1,100	Helen of Troy Ltd. (Bermuda)*	35,387
2,966	Universal Electronics, Inc.*	54,871

		163,310

Household Products 0.1%
5,100	Kimberly-Clark Corp.	364,956
550	WD-40 Co.	24,057

		389,013

Independent Power Producers & Energy Traders
8,700	Drax Group PLC (United Kingdom)	72,866

Industrial Conglomerates 0.5%
68,081	General Electric Co.	1,273,795

Insurance 2.5%
4,724	ACE Ltd. (Switzerland)	328,790
7,600	Aegon NV (Netherlands)*	36,832
3,950	Allianz SE (Germany)	434,319
32,900	Allstate Corp. (The)	949,165
1,200	American Equity Investment Life Holding Co.	13,836
6,935	Aon Corp.	335,862
21,100	Aviva PLC (United Kingdom)	116,173
4,600	AXA SA (France)	69,827
1,900	Baloise Holding AG (Switzerland)	145,725
37,900	Beazley PLC (United Kingdom)	83,731
46,000	China Life Insurance Co. Ltd. (Class H Stock) (China)	135,533
4,275	CNO Financial Group, Inc.*	28,728

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	21

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
112	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	$117,554
1,200	Delphi Financial Group, Inc. (Class A Stock)	53,412
2,162	HCC Insurance Holdings, Inc.	60,017
23,800	ING Groep NV, CVA (Netherlands)*	216,613
61,400	Legal & General Group PLC (United Kingdom)	111,654
200	Loews Corp.	7,462
31,839	MetLife, Inc.	1,124,872
1,200	Muenchener Rueckversicherungs AG (Germany)	156,338
50,900	Old Mutual PLC (United Kingdom)	117,104
2,000	Protective Life Corp.	50,020
900	Reinsurance Group of America, Inc.	49,041
3,300	SCOR SE (France)	83,029
1,100	State Auto Financial Corp.	13,772
900	Swiss Life Holding AG (Switzerland)*	89,364
3,200	Swiss Re Ltd. (Switzerland)*	173,575
1,900	Tower Group, Inc.	41,021
10,513	Travelers Cos., Inc. (The)	612,908
1,000	United Fire & Casualty Co.	19,630
10,400	Unum Group	237,432
2,153	Validus Holdings Ltd. (Bermuda)	69,047
26,928	XL Group PLC (Ireland)	545,831
800	Zurich Financial Services AG (Switzerland)*	192,070

		6,820,287

Internet 0.3%
2,210	F5 Networks, Inc.*	264,625
6,862	Sapient Corp.	88,520
7,306	Tencent Holdings Ltd. (Cayman Islands)	178,710
3,800	Yandex NV (Class A Stock) (Netherlands)*	77,406
10,437	Youku.com, Inc., ADR (Cayman Islands)*	223,247

		832,508

Internet Services 1.4%
951	Amazon.com, Inc.*	184,913
1,300	Digital River, Inc.*	20,813
3,673	Google, Inc. (Class A Stock)*	2,130,744
2,815	priceline.com, Inc.*	1,490,486

		3,826,956

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 1.0%
10,508	Baidu, Inc., ADR (Cayman Islands)*	$1,339,980
43,725	Oracle Corp.	1,233,045
2,740	VeriSign, Inc.	101,545

		2,674,570

Investment Companies 0.2%
645,000	Hutchison Port Holdings Trust (Singapore)	483,750
3,538	KKR Financial Holdings LLC	31,311

		515,061

IT Services 0.3%
500	CACI International, Inc. (Class A Stock)*	29,345
4,122	International Business Machines Corp.	793,897
51,000	Logica PLC (United Kingdom)	60,917

		884,159

Leisure Equipment & Products 0.1%
6,100	Mattel, Inc.	189,100

Life Sciences Tools & Services 0.3%
1,657	ICON PLC, ADR (Ireland)*	32,328
12,834	Thermo Fisher Scientific, Inc.*	678,919

		711,247

Machinery 1.1%
2,075	Actuant Corp. (Class A Stock)	52,601
28,000	BlueScope Steel Ltd. (Australia)	12,039
9,339	Cummins, Inc.	971,256
2,422	Deere & Co.	208,655
1,000	Franklin Electric Co., Inc.	50,060
13,663	Komatsu Ltd. (Japan)	385,224
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	77,355
9,300	PACCAR, Inc.	411,060
2,700	Parker Hannifin Corp.	217,836
950	Regal-Beloit Corp.	53,932
1,800	Rheinmetall AG (Germany)	96,522
5,754	Rockwell Automation, Inc.	448,064
1,000	Snap-on, Inc.	56,510
1,410	Terex Corp.*	27,918
979	Twin Disc, Inc.	30,280

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	23

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
550	Valmont Industries, Inc.	$57,701

		3,157,013

Manufacturing 0.7%
492	Colfax Corp.*	14,937
26,150	Danaher Corp.	1,373,137
8,569	Eaton Corp.	420,138
3,650	Polypore International, Inc.*	138,992

		1,947,204

Media 2.1%
57,498	British Sky Broadcasting Group PLC (United Kingdom)	625,175
8,100	CBS Corp. (Class B Stock)	230,688
10,416	Comcast Corp. (Class A Stock)	276,961
29,917	Comcast Corp. (Special Class A Stock)	762,584
4,100	Discovery Communications, Inc. (Class A Stock)*	175,808
2,900	Interpublic Group of Cos., Inc. (The)	29,957
14,050	News Corp. (Class A Stock)	264,562
9,896	Pearson PLC (United Kingdom)	182,919
51,435	Time Warner, Inc.	1,906,181
10,480	Viacom, Inc. (Class B Stock)	492,979
11,500	Vivendi (France)	240,680
13,323	Walt Disney Co. (The)	518,265
975	Wiley, (John) & Sons, Inc. (Class A Stock)	44,255

		5,751,014

Medical Supplies & Equipment 0.2%
1,462	Cooper Cos., Inc. (The)	105,469
4,690	Fresenius Medical Care AG & Co. KGaA (Germany)	334,649

		440,118

Metals & Mining 1.5%
1,700	AMCOL International Corp.	48,552
5,742	BHP Billiton Ltd. (Australia)	228,478
4,724	BHP Billiton Ltd., ADR (Australia)	375,275
13,400	Boliden AB (Sweden)	229,095
1,420	Cloud Peak Energy, Inc.*	26,909
17,982	Freeport-McMoRan Copper & Gold, Inc.	830,948
2,580	Joy Global, Inc.	233,980
33,800	Mincor Resources NL (Australia)	26,733

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
88,700	OneSteel Ltd. (Australia)	$69,685
8,591	Precision Castparts Corp.	1,406,175
3,500	Rio Tinto Ltd. (Australia)	256,983
3,343	RTI International Metals, Inc.*	84,143
4,200	ThyssenKrupp AG (Germany)	119,050
1,200	Timken Co.	58,596
4,336	Titanium Metals Corp.	66,688
1,640	Vallourec SA (France)	110,756

		4,172,046

Multi-Line Retail 0.4%
2,517	Dollar Tree, Inc.*	213,467
7,000	J.C. Penney Co., Inc.	290,850
7,265	Kohl’s Corp.	334,117
4,845	Macy’s, Inc.	163,228

		1,001,662

Multi-Utilities 0.4%
3,400	Dominion Resources, Inc.	170,136
375	NorthWestern Corp.	13,177
24,064	Public Service Enterprise Group, Inc.	730,102
3,000	RWE AG (Germany)	114,742

		1,028,157

Office Electronics 0.2%
5,091	Canon, Inc. (Japan)	219,751
48,000	Xerox Corp.	372,000

		591,751

Oil, Gas & Consumable Fuels 6.0%
2,359	Air Liquide SA (France)	296,904
8,148	Anadarko Petroleum Corp.	657,707
4,579	Apache Corp.	452,772
1,275	Atmos Energy Corp.	41,323
4,118	Baker Hughes, Inc.	202,317
15,853	BG Group PLC (United Kingdom)	355,981
49,400	BP PLC (United Kingdom)	366,530
4,280	Cabot Oil & Gas Corp.	136,532
6,160	Canadian Natural Resources Ltd. (Canada)	244,016
4,838	Cenovus Energy, Inc. (Canada)	176,546

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	25

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
13,200	Chesapeake Energy Corp.	$278,916
12,167	Chevron Corp.	1,254,174
153,054	CNOOC Ltd. (Hong Kong)	314,582
20,071	ConocoPhillips	1,369,043
2,436	Continental Resources, Inc.*	196,536
3,770	Dresser-Rand Group, Inc.*	193,137
10,700	ENI SpA (Italy)	236,534
2,600	EQT Corp.	131,352
7,510	Exxon Mobil Corp.	628,887
2,310	FMC Technologies, Inc.*	118,064
1,297	Gulfport Energy Corp.*	42,632
4,058	Hess Corp.	228,465
12,980	JX Holdings, Inc. (Japan)	78,336
14,000	Marathon Oil Corp.	439,460
12,862	National Oilwell Varco, Inc.	951,531
3,770	Noble Energy, Inc.	379,526
4,747	Oasis Petroleum, Inc.*	160,164
22,038	Occidental Petroleum Corp.	2,198,731
2,340	Oceaneering International, Inc.	113,701
4,300	OMV AG (Austria)	140,980
700	ONEOK, Inc.	58,212
8,318	Peabody Energy Corp.	283,561
1,260	Pioneer Natural Resources Co.	125,118
7,500	Repsol YPF SA (Spain)	206,017
18,500	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	672,979
8,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	586,720
6,222	Schlumberger Ltd. (Netherlands)	467,708
7,025	Sempra Energy	399,723
1,520	SM Energy Co.	110,322
1,025	South Jersey Industries, Inc.	56,252
5,400	Statoil ASA (Norway)	135,391
1,300	Swift Energy Co.*	43,095
6,000	Total SA (France)	317,109
10,700	Total SA, ADR (France)	566,779
8,600	Valero Energy Corp.	206,314
1,300	WGL Holdings, Inc.	55,445

		16,676,124

Paper & Forest Products 0.1%
7,500	International Paper Co.	233,550

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Paper & Forest Products (cont’d.)
11,800	Mondi PLC (United Kingdom)	$93,902

		327,452

Pharmaceuticals 4.6%
11,230	Abbott Laboratories	608,104
10,794	Allergan, Inc.	948,901
2,870	AmerisourceBergen Corp.	111,844
7,767	Amgen, Inc.	527,457
7,200	AstraZeneca PLC (United Kingdom)	346,555
19,249	Bristol-Myers Squibb Co.	620,588
1,321	Catalyst Health Solutions, Inc.*	72,338
14,200	Eli Lilly & Co.	564,308
7,400	GlaxoSmithKline PLC (United Kingdom)	164,418
6,600	H. Lundbeck A/S (Denmark)	130,064
410	Herbalife Ltd. (Cayman Islands)	23,731
23,918	Johnson & Johnson	1,576,435
4,000	Kyorin Holdings, Inc. (Japan)	69,536
19,145	Mead Johnson Nutrition Co.	1,418,453
27,533	Merck & Co., Inc.	1,053,413
1,100	Merck KGaA (Germany)	114,763
8,449	Novartis AG (Switzerland)	457,100
3,300	Novartis AG, ADR (Switzerland)	179,388
3,452	Novo Nordisk A/S (Class B Stock) (Denmark)	408,165
1,051	Onyx Pharmaceuticals, Inc.*	43,028
75,515	Pfizer, Inc.	1,616,021
1,400	Roche Holding AG (Switzerland)	236,958
2,060	Salix Pharmaceuticals Ltd.*	99,292
5,400	Sanofi (France)	398,872
5,400	Sanofi, ADR (France)	200,502
51,899	Sinopharm Group Co. Ltd. (Class H Stock) (China)	123,000
400	Teva Pharmaceutical Industries Ltd. (Israel)	18,024
10,633	Teva Pharmaceutical Industries Ltd., ADR (Israel)	479,867
1,245	Theravance, Inc.*	22,086

		12,633,211

Professional Services 0.1%
2,602	Duff & Phelps Corp. (Class A Stock)	39,889
3,000	Manpower, Inc.	120,330
4,672	Monster Worldwide, Inc.*	33,638

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	27

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Professional Services (cont’d.)
950	Towers Watson & Co. (Class A Stock)	$56,810

		250,667

Real Estate
1,200	Meritage Homes Corp.*	29,040

Real Estate Investment Trusts 0.9%
11,179	American Tower Corp.	709,978
29,500	Annaly Capital Management, Inc.	496,780
2,846	AvalonBay Communities, Inc.	387,084
3,573	Boston Properties, Inc.	371,771
2,300	First Potomac Realty Trust	34,224
1,050	Government Properties Income Trust	25,305
1,400	Highwoods Properties, Inc.	46,326
675	LaSalle Hotel Properties	18,259
8,050	Medical Properties Trust, Inc.	86,296
3,595	Redwood Trust, Inc.	42,241
2,664	Simon Property Group, Inc.	361,931

		2,580,195

Real Estate Management & Development
1,180	Jones Lang LaSalle, Inc.	92,937

Retail 0.1%
35,200	Home Retail Group PLC (United Kingdom)	59,573
2,200	Next PLC (United Kingdom)	90,794
1,400	Rallye SA (France)	45,287
4,600	Shimachu Co. Ltd. (Japan)	109,417

		305,071

Retail & Merchandising 3.5%
6,100	Aoyama Trading Co. Ltd. (Japan)	109,723
875	Big Lots, Inc.*	34,554
2,626	Chico’s FAS, Inc.	30,041
162,188	Cie Financiere Richemont SA, ADR (Switzerland)	917,984
5,300	Circle K Sunkus Co. Ltd. (Japan)	91,300
2,790	Costco Wholesale Corp.	229,533
4,740	Dollar General Corp.*	201,971
811	Ezcorp, Inc. (Class A Stock)*	21,751
1,381	Francesca’s Holdings Corp.*	30,617

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Retail & Merchandising (cont’d.)
3,119	GNC Holdings, Inc. (Class A Stock)*	$85,804
2,200	K’s Holdings Corp. (Japan)	76,922
1,816	Lululemon Athletica, Inc.*	114,644
33,200	Marks & Spencer Group PLC (United Kingdom)	170,970
4,500	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	92,220
5,406	O’Reilly Automotive, Inc.*	440,643
7,931	Ross Stores, Inc.	403,053
1,199	Sally Beauty Holdings, Inc.*	24,723
38,433	Starbucks Corp.	1,842,094
350	Swatch Group AG (The) (Switzerland)	147,453
11,405	Target Corp.	579,488
2,220	Tiffany & Co.	141,636
37,097	TJX Cos., Inc. (The)	2,527,790
20,060	Yum! Brands, Inc.	1,270,400

		9,585,314

Road & Rail
1,150	Landstar System, Inc.	58,823
1,125	Werner Enterprises, Inc.	29,396

		88,219

Savings & Loan
3,800	Capitol Federal Financial, Inc.	43,890

Semiconductors 0.3%
3,800	Altera Corp.	151,202
17,348	ARM Holdings PLC (United Kingdom)	166,619
2,620	ASML Holding NV (Netherlands)	112,634
6,850	Broadcom Corp. (Class A Stock)*	235,229
900	Cabot Microelectronics Corp.	45,378
1,295	Cavium, Inc.*	41,621
2,700	Checkpoint Systems, Inc.*	28,404
2,200	Microsemi Corp.*	43,516
6,441	Teradyne, Inc.*	105,310

		929,913

Semiconductors & Semiconductor Equipment 0.3%
1,470	Cymer, Inc.*	73,191
1,275	Fairchild Semiconductor International, Inc.*	17,825
21,300	Intel Corp.	562,746

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	29

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
6,250	RF Micro Devices, Inc.*	$31,188
450	Silicon Laboratories, Inc.*	19,728
2,152	Veeco Instruments, Inc.*	52,530

		757,208

Software 1.5%
1,315	ANSYS, Inc.*	79,544
1,850	Broadridge Financial Solutions, Inc.	44,345
18,505	CA, Inc.	477,059
2,070	Cerner Corp.*	126,042
16,980	Check Point Software Technologies Ltd. (Israel)*	955,804
820	Citrix Systems, Inc.*	53,472
8,456	Compuware Corp.*	66,295
200	Manhattan Associates, Inc.*	8,778
3,230	MedAssets, Inc.*	34,109
1,324	Medidata Solutions, Inc.*	27,672
54,980	Microsoft Corp.	1,623,559
2,243	Progress Software Corp.*	52,329
2,294	Quality Systems, Inc.	93,045
6,920	Red Hat, Inc.*	320,880
2,465	TIBCO Software, Inc.*	64,263
1,150	Verint Systems, Inc.*	32,557

		4,059,753

Specialty Retail 0.8%
3,695	Aaron’s, Inc.	98,324
515	AutoZone, Inc.*	179,158
650	DSW, Inc. (Class A Stock)	32,481
22,200	Gap, Inc. (The)	421,356
3,623	Genesco, Inc.*	221,257
200	Group 1 Automotive, Inc.	10,668
18,896	Home Depot, Inc. (The)	838,793
1,675	Penske Automotive Group, Inc.	37,486
3,810	PetSmart, Inc.	202,768
1,700	Tractor Supply Co.	137,309
5,740	Urban Outfitters, Inc.*	152,110

		2,331,710

Steel Producers/Products
3,200	Voestalpine AG (Austria)	104,916

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Telecommunications 1.5%
917	Acme Packet, Inc.*	$26,804
875	ADTRAN, Inc.	30,301
89,700	BT Group PLC (United Kingdom)	287,645
70,600	Cable & Wireless Communications PLC (United Kingdom)	47,727
7,025	CenturyLink, Inc.	260,136
1,237	EZchip Semiconductor Ltd. (Israel)*	40,425
4,500	France Telecom SA (France)	67,485
3,379	HTC Corp. (Taiwan)	55,446
828	IPG Photonics Corp.*	43,710
67	KDDI Corp. (Japan)	424,574
2,257	NICE Systems Ltd., ADR (Israel)*	81,162
5,000	Nippon Telegraph & Telephone Corp. (Japan)	249,934
10,600	Nokia Oyj (Finland)	52,938
100	NTT DoCoMo, Inc. (Japan)	177,644
26,418	QUALCOMM, Inc.	1,553,907
800	SBA Communications Corp. (Class A Stock)*	36,576
100,000	Telecom Italia SpA (Italy)	101,700
4,200	Telefonica SA (Spain)	73,232
33,300	Telstra Corp. Ltd. (Australia)	117,725
150,530	Vodafone Group PLC (United Kingdom)	405,145

		4,134,216

Textiles, Apparel & Luxury Goods 0.1%
11,000	Kurabo Industries Ltd. (Japan)	22,225
1,300	PVH Corp.	100,347
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	125,559

		248,131

Thrifts & Mortgage Finance
2,550	Washington Federal, Inc.	40,188

Tobacco 0.4%
6,000	Altria Group, Inc.	170,400
8,308	British American Tobacco PLC (United Kingdom)	381,885
8,548	Philip Morris International, Inc.	639,134

		1,191,419

Trading Companies & Distributors 0.1%
30,000	Marubeni Corp. (Japan)	207,032
675	United Rentals, Inc.*	25,812

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	31

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
1,025	WESCO International, Inc.*	$64,452

		297,296

Transportation 1.2%
1,200	Bristow Group, Inc.	58,872
3,670	Canadian National Railway Co. (Canada)	276,815
5,275	Expeditors International of Washington, Inc.	235,529
3,600	Go-Ahead Group PLC (United Kingdom)	71,989
4,610	Kansas City Southern*	316,430
74	Orient Overseas International Ltd. (Bermuda)	387
18,000	Sankyu, Inc. (Japan)	69,194
19,040	Union Pacific Corp.	2,176,462

		3,205,678

Utilities 0.1%
3,400	E.ON AG (Germany)	72,692
7,736	PG&E Corp.	314,546

		387,238

Wireless Telecommunication Services 0.3%
31,418	Vodafone Group PLC, ADR (United Kingdom)	851,114

	TOTAL COMMON STOCKS (cost $144,530,963)	175,465,788

EXCHANGE TRADED FUND
1,950	iShares Russell 2000 Value Index Fund (cost $128,821)	136,598

PREFERRED STOCKS 0.2%

Automobile Manufacturers 0.1%
1,729	Volkswagen AG, 1.81% (Germany)	306,109

Commercial Banks 0.1%
7,950	Wells Fargo & Co., Series J, 8.00%, CVT	231,981

	TOTAL PREFERRED STOCKS (cost $301,844)	538,090

UNAFFILIATED MUTUAL FUND
4,575	Ares Capital Corp. (cost $62,485)	72,514

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

ASSET-BACKED SECURITIES 2.6%
Aaa	EUR	1,937	Avoca CLO I BV, Series III-X, Class A (Ireland) 1.974%(a), 09/15/21	$2,382,072
Aaa	GBP	600	Chester Asset Receivables Dealings, Series 2004-1, Class A (United Kingdom) 1.198%(a), 04/15/16	921,112
NR	EUR	313	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom) 3.00%, 04/20/17	408,462
Aaa		$600	Penarth Master Issuer PLC, Series 2011-1A, Class A1, 144A (United Kingdom) 0.932%(a), 05/18/15	601,369
AAA(b)		422	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.961%(a), 02/16/19	419,068
Aaa		1,473	SLM Student Loan Trust, Series 2008-9, Class A 2.06%(a), 04/25/23	1,503,368
Aaa		1,000	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A 0.781%(a), 07/22/21	933,101

			TOTAL ASSET-BACKED SECURITIES (cost $7,451,685)	7,168,552

COMMERCIAL MORTGAGE-BACKED SECURITY 0.1%
Aaa		132	Federal National Mortgage Assoc., Series 1998-73, Class MZ (cost $130,806) 6.30%, 10/17/38	152,388

CORPORATE BONDS 10.2%

Automobile Manufacturers 0.7%
A2		1,000	BMW US Capital LLC, Gtd. Notes, MTN 1.013%(a), 12/21/12	999,850
A3		900	Daimler Finance North America LLC, Gtd. Notes, 144A 1.184%(a), 03/28/14	883,783

				1,883,633

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	33

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Commercial Banks 2.4%
A1	$400	Abbey National Treasury Services PLC, Bank Gtd. Notes (United Kingdom) 2.137%(a), 04/25/14	$379,322
B1	100	Ally Financial, Inc., Sr. Unsec’d. Notes 8.00%, 11/01/31	103,727
Baa1	400	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.659%(a), 03/18/14	381,817
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 10.179%, 06/12/21	1,284,617
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands)
Aaa	1,000	4.50%, 01/11/21	1,079,837
A1	600	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	605,377
BB+(b)	1,000	Jr. Sub. Notes, 144A 12.00%(a), 12/29/49	919,950
A2	700	Morgan Stanley, Sr. Unsec’d. Notes 1.533%(a), 04/29/13	682,559
A2	1,000	Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom) 4.375%, 03/16/16	1,013,277
A2	100	4.875%, 03/16/15	101,226

			6,551,709

Consumer Finance 0.3%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	736,757

Diversified Financial Services 2.7%
Baa1	1,000	Bank of America Corp., Sr. Unsec’d. Notes 6.00%, 09/01/17	1,047,562

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Aa3		$900	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 6.40%, 10/02/17	$1,022,548
Aaa		1,000	Credit Agricole Home Loan SFH, Covered Bonds, 144A (France) 1.311%(a), 07/21/14	953,217
Ba1		500	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	531,595
Ba1		100	7.50%, 08/01/12	102,759
Baa2		600	FUEL Trust, Sec’d. Notes, 144A 3.984%, 12/15/22	610,994
Aa3	GBP	100	General Electric Capital Corp., Sub. Notes, 144A 6.50%(a), 09/15/67	144,973
Ba3		500	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	547,500
Aa3		700	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	712,510
Aa2		700	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	777,324
NR		500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(c) 6.875%, 05/02/18	137,500
Baa1		900	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 5.571%, 10/04/12	914,617
Baa1		100	6.875%, 04/25/18	107,916

				7,611,015

Financial—Bank & Trust 0.2%
Aa3		500	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	520,150

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	35

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Food Products 0.3%
Baa1	$900	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	$906,233

Insurance 0.7%
Baa1	1,600	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	1,842,407

Metals & Mining 0.3%
Baa1	900	Barrick North America Finance LLC, Gtd. Notes, 144A 4.40%, 05/30/21	990,716

Oil, Gas & Consumable Fuels 0.9%
A2	400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 4.50%, 10/01/20	447,913
Baa1	800	Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	982,400
Baa2	1,000	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 7.50%, 03/13/13	1,051,250

			2,481,563

Paper & Forest Products 0.2%
Baa3	500	Georgia-Pacific LLC, Gtd. Notes, 144A 5.40%, 11/01/20	565,213

Pharmaceuticals 0.1%
B1	400	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	402,000

Real Estate Investment Trusts 0.4%
Baa3	1,000	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	1,049,230

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications 0.4%
Baa3		$1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	$1,116,616

Tobacco 0.4%
Baa1		800	Altria Group, Inc., Gtd. Notes 9.25%, 08/06/19	1,089,131

Utilities 0.2%
A1		500	Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea) 3.00%, 10/05/15	501,054

			TOTAL CORPORATE BONDS (cost $27,646,769)	28,247,427

FOREIGN GOVERNMENT BONDS 2.1%
Aaa	AUD	1,300	Australia Government, Sr. Unsec’d. Notes (Australia) 5.25%, 03/15/19	1,527,034
Aaa	AU	D1,400	5.50%, 01/21/18	1,648,853
Aaa	AUD	600	6.00%, 02/15/17	715,779
Aaa	CAD	200	Canadian Government, Bonds (Canada) 1.50%, 03/01/12	199,565
Aaa	CAD	400	3.25%, 06/01/21	444,679
Baa3	BRL	1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,282,624

			TOTAL FOREIGN GOVERNMENT BONDS (cost $5,245,487)	5,818,534

MUNICIPAL BONDS 2.1%

California 0.7%
Aa3		500	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	577,525
A1		400	State of California, General Obligation Unlimited 5.00%, 06/01/37	420,588
A1		800	5.00%, 11/01/37	844,048
A1		200	5.00%, 12/01/37	211,156

				2,053,317

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	37

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

Illinois 1.4%
Aa3	$1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	$1,355,024
Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	985,472
A1	1,400	State of Illinois, General Obligation Unlimited 4.071%, 01/01/14	1,451,016

			3,791,512

		TOTAL MUNICIPAL BONDS (cost $5,236,716)	5,844,829

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.4%
CCC(b)	33	BankTrust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	31,148
Caa1	153	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 2.605%(a), 05/25/35	122,051
CCC(b)	410	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1 3.137%(a), 02/25/37	244,997
Ca	434	Series 2006-OA11, Class A1B 0.466%(a), 09/25/46	222,403
Aaa	18	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	20,459
Aaa	3	Series 2266, Class F 0.74%(a), 11/15/30	3,095
Aaa	6	Federal National Mortgage Assoc., Series 2000-32, Class FM 0.735%(a), 10/18/30	6,020
Aaa	435	Series 2006-5, Class 3A2 2.39%(a), 05/25/35	455,271
Aaa	90	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.608%(a), 07/25/44	92,257

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Aaa		$17	Government National Mortgage Assoc., Series 2000-9, Class FH 0.79%(a), 02/16/30	$17,280
Aaa	GBP	464	Granite Mortgages PLC, Series 2004-3, Class 3A2 (United Kingdom) 1.45%(a), 09/20/44	711,923
AAA(b)		221	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.658%(a), 09/25/35	190,480
CC(b)		472	Series 2005-AR7, Class 4A1 5.231%(a), 11/25/35	357,876
Caa3		490	Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A 0.461%(a), 07/19/46	262,545
C		384	Series 2006-12, Class 2A2B 0.531%(a), 01/19/38	120,682
C		412	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.466%(a), 04/25/37	76,979
CCC(b)		388	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3 5.409%(a), 02/25/37	268,413
CCC(b)		431	Series 2007-HY2, Class 1A1 2.545%(a), 12/25/36	271,381
CCC(b)		445	Series 2007-OA3, Class 2A1A 0.957%(a), 04/25/47	276,046

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,448,387)	3,751,306

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 15.0%
		87	Federal Home Loan Mortgage Corp. 2.521%(a), 09/01/35	92,646
		3,000	4.00%, TBA	3,155,156
		56	5.50%, 12/01/36	61,294
		76	6.00%, 04/01/16 - 07/01/17	81,095
		136	Federal National Mortgage Assoc. 1.408%(a), 06/01/43	136,369
		91	2.272%(a), 12/01/34	95,226
		6,835	3.50%, 10/01/40 - 11/01/41	7,109,713
		6,000	3.50%, TBA	6,313,125
		1,000	3.50%, TBA	1,050,313

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	39

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
	$2,000	3.50%, TBA	$2,077,812
	39	3.978%(a), 05/01/36	41,806
	16,142	4.00%, 03/01/24 - 08/01/41	17,100,649
	2,030	4.50%, 07/01/20 - 03/01/41	2,176,564
	52	4.677%(a), 09/01/34	55,847
	500	5.00%, TBA	539,922
	312	5.50%, 06/01/36	339,551
	1,031	6.00%, 09/01/37	1,133,830
	4	Government National Mortgage Assoc. 1.625%(a), 09/20/22	4,167
	12	2.125%, 10/20/27 - 11/20/29	12,636
	27	4.50%, 08/15/33	29,630
	5	8.50%, 05/20/30 - 04/20/31	5,536

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $40,573,365)	41,612,887

U.S. TREASURY OBLIGATIONS 6.8%
	2,100	U.S. Treasury Bonds 3.75%, 08/15/41	2,448,140
	400	4.375%, 05/15/41	516,938
	100	7.50%, 11/15/24	160,156
	1,700	U.S. Treasury Inflationary Indexed Bonds, TIPS 1.125%, 01/15/21(d)	2,010,618
	600	2.125%, 02/15/40 - 02/15/41	870,219
	300	U.S. Treasury Notes 1.50%, 06/30/16	311,977
	4,300	2.00%, 11/15/21	4,375,250
	4,400	2.125%, 12/31/15 - 08/15/21	4,571,150
	500	2.25%, 07/31/18	535,664
	400	2.625%, 11/15/20	433,875
	2,400	3.125%, 11/15/41	2,487,749

		TOTAL U.S. TREASURY OBLIGATIONS (cost $17,884,452)	18,721,736

		TOTAL LONG-TERM INVESTMENTS (cost $253,641,780)	287,530,649

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description		Value (Note 1)

SHORT-TERM INVESTMENTS 4.6%

U.S. TREASURY OBLIGATION(g) 0.1%
$259	U.S. Treasury Bills(e) (cost $258,986) 0.035%, 03/29/12		$258,980

REPURCHASE AGREEMENT(f)
100	Credit Suisse Securities (USA) LLC, 0.20%, dated 01/31/12, due 02/01/12 in the amount of $100,001 (cost $100,000)		100,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 4.5%
12,347,481	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,347,481)(h)		12,347,481

	TOTAL SHORT-TERM INVESTMENTS (cost $12,706,467)		12,706,461

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTIEN AND SECURITIES SOLD SHORT 108.4% (cost $266,348,247; Note 5)		300,237,110

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN*

Put Options
$1,600	Interest Rate Swap Options, Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	—
300	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(33)

	TOTAL OPTIONS WRITTEN (premiums received $11,914)		(33)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	41

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
SECURITIES SOLD SHORT (3.0)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (2.7)%
$6,000	Federal National Mortgage Assoc. 4.00%, TBA	$(6,342,187)
1,000	6.00%, TBA	(1,097,071)

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $7,383,750)	(7,439,258)

U.S. TREASURY OBLIGATION (0.3)%
700	U.S. Treasury Notes (proceeds received $710,533) 2.125%, 08/15/21	(722,586)

	TOTAL SECURITIES SOLD SHORT (proceeds received $8,094,283)	(8,161,844)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT 105.4% (cost $258,242,050; Note 5)	292,075,233
	Liabilities in excess of other assets(i) (5.4)%	(14,918,780)

	NET ASSETS 100%	$277,156,453

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CDO—Collaterlized Debt Obligation

CLO—Collateralized Loan Obligations

CVA—Certificate Van Aandelen (Bearer)

CVT—Convertible Security

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

NR—Not Rated by Moody’s or Standard & Poor’s

MTN—Medium Term Note

SLM—Student Loan Mortgage

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2012.
(b)	Standard & Poor’s rating.
(c)	Represents issuer in default on interest payments. Non-income producing security.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Repurchase agreement is collateralized by U.S. Treasury Notes, (coupon rate 1.50%, maturity date 12/31/13), with the aggregate value, including accrued interest of $102,585.
(g)	Rates shown are the effective yields at purchase date.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at January 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2012	Unrealized Appreciation (Depreciation)
	Long Positions:
70	90 Day Euro Dollar	Mar. 2014	$17,023,513	$17,385,375	$361,862
3	90 Day Euro Dollar	Jun. 2014	740,326	744,413	4,087
20	10 Year U.S. Treasury Notes	Mar. 2012	2,597,812	2,645,000	47,188

					413,137

	Short Positions:
14	5 Year U.S. Treasury Notes	Mar. 2012	1,717,297	1,736,656	(19,359)

					$393,778

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	43

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 02/02/12	Barclays Capital Group	GBP	1,049	$1,644,832	$1,652,985	$8,153
Expiring 02/02/12	Citigroup Global Markets	GBP	248	385,764	390,791	5,027
Expiring 02/02/12	Morgan Stanley	GBP	926	1,442,129	1,459,165	17,036
Expiring 02/02/12	Morgan Stanley	GBP	52	80,439	81,940	1,501
Canadian Dollar,
Expiring 02/09/12	Royal Bank of Canada	CAD	638	638,959	636,155	(2,804)
Chinese Yuan,
Expiring 02/13/12	Barclays Capital Group	CNY	3,295	512,131	522,139	10,008
Expiring 02/13/12	Barclays Capital Group	CNY	895	138,833	141,876	3,043
Expiring 02/13/12	Citigroup Global Markets	CNY	2,705	420,875	428,633	7,758
Expiring 02/13/12	Citigroup Global Markets	CNY	1,904	295,697	301,687	5,990
Expiring 02/13/12	Citigroup Global Markets	CNY	853	132,296	135,175	2,879
Expiring 02/13/12	Deutsche Bank	CNY	848	131,673	134,455	2,782
Expiring 02/13/12	Deutsche Bank	CNY	816	126,632	129,317	2,685
Expiring 02/13/12	Deutsche Bank	CNY	347	53,506	55,052	1,546
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	638	100,000	101,114	1,114
Expiring 02/13/12	JPMorgan Chase	CNY	1,064	167,000	168,676	1,676
Expiring 02/13/12	JPMorgan Chase	CNY	1,064	167,000	168,649	1,649
Expiring 02/13/12	JPMorgan Chase	CNY	1,058	166,000	167,626	1,626
Expiring 02/13/12	JPMorgan Chase	CNY	1,035	161,000	164,095	3,095
Expiring 02/13/12	JPMorgan Chase	CNY	863	133,950	136,791	2,841
Expiring 02/13/12	UBS Securities	CNY	681	105,806	107,982	2,176
Expiring 06/01/12	BNP Paribas	CNY	441	69,309	69,816	507
Expiring 06/01/12	Citigroup Global Markets	CNY	689	108,182	109,136	954
Expiring 08/05/13	UBS Securities	CNY	1,035	163,861	163,936	75
Expiring 02/01/13	Barclays Capital Group	CNY	18,066	2,865,398	2,864,843	(555)
Expiring 02/01/13	Deutsche Bank	CNY	456	72,526	72,374	(152)
Expiring 02/01/13	Deutsche Bank	CN	Y40	6,279	6,310	31
Expiring 02/01/13	Goldman Sachs & Co.	CNY	1,060	169,000	168,110	(890)
Expiring 02/01/13	JPMorgan Chase	CNY	1,064	169,441	168,710	(731)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	35,632	766,611	697,256	(69,355)
Malaysian Ringgit,
Expiring 04/23/12	JPMorgan Chase	MYR	9	2,966	2,942	(24)

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso,
Expiring 03/15/12	Barclays Capital Group	MXN	72	$5,133	$5,480	$347
Expiring 03/15/12	Hong Kong & Shanghai Bank	MXN	11,520	849,168	880,590	31,422
New Taiwanese Dollar,
Expiring 04/09/12	Barclays Capital Group	TWD	21,560	713,658	729,592	15,934
Norwegian Krone,
Expiring 02/16/12	Credit Suisse First Boston Corp.	NOK	841	139,729	143,256	3,527
Expiring 02/16/12	Goldman Sachs & Co.	NOK	842	139,709	143,427	3,718
Expiring 02/16/12	UBS Securities	NOK	841	139,671	143,256	3,585
Singapore Dollar,
Expiring 02/10/12	JPMorgan Chase	SGD	1	1,091	1,130	39
Expiring 05/15/12	UBS Securities	SGD	1	1,123	1,131	8
South Korean Won,
Expiring 02/27/12	Citigroup Global Markets	KRW	1,087,387	971,532	965,935	(5,597)

				$14,358,909	$14,421,533	$62,624

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 02/23/12	Goldman Sachs & Co.	AUD	5,225	$5,134,216	$5,533,300	$(399,084)
Brazilian Real,
Expiring 03/02/12	UBS Securities	BRL	2,789	1,539,246	1,583,664	(44,418)
British Pound,
Expiring 02/02/12	Royal Bank of Canada	GBP	2,275	3,561,751	3,584,881	(23,130)
Expiring 03/02/12	Barclays Capital Group	GBP	1,049	1,644,438	1,652,618	(8,180)
Expiring 03/02/12	Citigroup Global Markets	GBP	248	385,673	390,705	(5,032)
Expiring 03/02/12	Morgan Stanley	GBP	926	1,441,782	1,458,841	(17,059)
Canadian Dollar,
Expiring 02/09/12	Deutsche Bank	CAD	638	624,921	636,155	(11,234)
Expiring 03/22/12	Royal Bank of Canada	CAD	638	638,332	635,541	2,791
Chinese Yuan,
Expiring 02/13/12	Barclays Capital Group	CNY	18,066	2,862,220	2,863,267	(1,047)

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	45

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 02/23/12	Bank of New York Mellon	EUR	219	$282,336	$286,146	$(3,810)
Expiring 04/16/12	Barclays Capital Group	EUR	620	794,747	811,197	(16,450)
Expiring 04/16/12	Citigroup Global Markets	EUR	458	586,084	599,239	(13,155)
Expiring 04/16/12	Deutsche Bank	EUR	1,464	1,878,385	1,915,471	(37,086)
Expiring 04/16/12	UBS Securities	EUR	636	808,722	832,131	(23,409)
Expiring 04/16/12	UBS Securities	EUR	485	618,817	634,565	(15,748)
Expiring 05/09/12	Bank of New York Mellon	EUR	610	836,963	797,695	39,268
Japanese Yen,
Expiring 02/14/12	Deutsche Bank	JPY	27,361	356,881	359,026	(2,145)
Singapore Dollar,
Expiring 02/10/12	UBS Securities	SGD	1	1,123	1,130	(7)
South Korean Won,
Expiring 02/27/12	Citigroup Global Markets	KRW	238,236	207,000	211,627	(4,627)
Expiring 02/27/12	Goldman Sachs & Co.	KRW	309,138	268,000	274,610	(6,610)
Expiring 02/27/12	UBS Securities	KRW	275,928	240,000	245,109	(5,109)
Expiring 02/27/12	UBS Securities	KRW	219,574	191,000	195,049	(4,049)
Expiring 02/27/12	UBS Securities	KRW	55,186	48,000	49,022	(1,022)

				$24,950,637	$25,550,989	$(600,352)

Interest rate swap agreements outstanding at January 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
AUD	500	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	$34,246	$(2,015)	$36,261	Barclays Bank PLC
AUD	300	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	20,548	(1,081)	21,629	Deutsche Bank
BRL	5,900	01/02/14	11.960%	Brazilian overnight interbank lending rate(1)	149,248	(4,396)	153,644	Goldman Sachs & Co.
BRL	4,000	01/02/14	11.860%	Brazilian overnight interbank lending rate(1)	79,454	3,513	75,941	Bank of America Securities LLC
BRL	2,800	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	71,972	448	71,524	Barclays Bank PLC
EUR	1,600	03/21/17	2.000%	6 month Euribor(1)	46,081	(10,041)	56,122	Barclays Bank PLC

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
MXN	10,800	03/05/13	6.500%	28 day Mexican interbank rate(1)	$13,783	$(239)	$14,022	Morgan Stanley & Co.
MXN	10,000	06/02/21	7.500%	28 day Mexican interbank rate(1)	75,269	31,920	43,349	UBS AG

	Exchange-traded swap agreements:
	$4,300	12/21/16	1.500%	3 month LIBOR(1)	(115,552)	(5,031)	(110,521)	—
	2,400	12/21/21	3.250%	3 month LIBOR(1)	(311,463)	(191,644)	(119,819)	—
	1,500	10/13/16	1.800%	3 month LIBOR(1)	(67,958)	(28,886)	(39,072)	—
EUR	1,600	03/21/17	2.000%	6 month Euribor(1)	42,444	9,604	32,840	—

					$38,072	$(197,848)	$235,920

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at January 31, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	$1,900	$(183,702)	$—	$(183,702)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	530	(51,350)	—	(51,350)	Morgan Stanley & Co.

				$(235,052)	$—	$(235,052)

The Fund entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2):
Dow Jones CDX IG5 Index	12/20/12	0.140%	$2,700	$1,546	$—	$1,546	Morgan Stanley & Co.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	47

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps—Buy Protection(2) (cont’d.):
Dow Jones CDX IG5 Index	12/20/12	0.140%	$700	$401	$—	$401	Morgan Stanley & Co.
Embarq Corp.	03/20/14	1.250%	300	(1,104)	—	(1,104)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	200	(825)	—	(825)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	200	(1,517)	13	(1,530)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	100	(479)	6	(485)	Morgan Stanley & Co.

Exchange-traded credit default swaps—Buy Protection(2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	10,842	234,619	482,925	(248,306)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	9,293	(163,518)	83,770	(247,288)	—
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	2,226	(23,409)	(6,426)	(16,983)	—
Dow Jones CDX IG14 5Y Index	06/20/15	5.000%	294	(4,237)	4,410	(8,647)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	4,000	(37,140)	17,920	(55,060)	—

				$4,337	$582,618	$(578,281)

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced Index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced Index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

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Reverse Repurchase Agreements outstanding at January 31, 2012:

Broker	Interest Rate	Trade Date	Value at January 31, 2012	Maturity Date	Cost
Citigroup Global Markets	2.00%	1/23/2012	$2,796,500	2/14/2012	$2,796,500

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$175,465,713	$—	$75
Exchange Traded Fund	136,598	—	—
Preferred Stocks	538,090	—	—
Unaffiliated Mutual Fund	72,514	—	—
Asset-Backed Securities	—	6,760,090	408,462
Commerical Mortgage-Backed Security	—	152,388	—
Corporate Bonds	—	28,247,427	—
Foreign Government Bonds	—	5,818,534	—
Municipal Bonds	—	5,844,829	—
Residential Mortgage-Backed Securities	—	3,720,158	31,148
U.S. Government Mortgage-Backed Obligations	—	41,612,887	—
U.S. Treasury Obligations	—	18,980,716	—
Repurchase Agreement	—	100,000	—

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	49

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Options Written	$—	$(33)	$—
Affiliated Money Market Mutual Fund	12,347,481	—	—
Securities Sold Short—U.S. Government Mortgage-Backed Obligations	—	(7,439,258)	—
Security Sold Short—U.S. Treasury Obligation	—	(722,586)	—
Reverse Repurchase Agreement	—	(2,796,500)	—
Other Financial Instruments*
Futures	393,778	—	—
Forward foreign currency exchange contracts	—	(537,728)	—
Interest rate swap agreements	(236,572)	472,492	—
Credit default swap agreements	(576,284)	(237,049)	—

Total	$188,141,318	$99,976,367	$439,685

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

U.S. Government Mortgage-Backed Obligations	15.0%
Oil, Gas & Consumable Fuels	6.9
U.S. Treasury Obligations	6.9
Pharmaceuticals	4.7
Commercial Banks	4.7
Affiliated Money Market Mutual Fund	4.5
Diversified Financial Services	4.0
Retail & Merchandising	3.5
Insurance	3.2
Asset-Backed Securities	2.6
Chemicals	2.3
Municipal Bonds	2.1
Foreign Government Bonds	2.1
Media	2.1
Telecommunications	1.9
Metals & Mining	1.8
Computer Hardware	1.8
Software	1.5
Aerospace & Defense	1.4
Internet Services	1.4
Residential Mortgage-Backed Securities	1.4
Real Estate Investment Trusts	1.3
Computer Services & Software	1.2
Hotels, Restaurants & Leisure	1.2
Automobile Manufacturers	1.2
Transportation	1.2%
Machinery	1.1
Commercial Services & Supplies	1.0
Energy Equipment & Services	1.0
Internet Software & Services	1.0
Financial—Bank & Trust	1.0
Electric Utilities	0.9
Foods	0.9
Clothing & Apparel	0.9
Financial Services	0.9
Biotechnology	0.9
Specialty Retail	0.8
Food & Staples Retailing	0.8
Tobacco	0.8
Manufacturing	0.7
Consumer Finance	0.7
Food Products	0.6
Healthcare Equipment & Supplies	0.5
Computers & Peripherals	0.5
Industrial Conglomerates	0.5
Healthcare Providers & Services	0.5
Diversified Telecommunication Services	0.5
Consumer Products & Services	0.4
Banks	0.4
Beverages	0.4
Entertainment & Leisure	0.4

See Notes to Financial Statements.

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Industry (cont’d.)
Multi-Utilities	0.4%
Auto Components	0.4
Multi-Line Retail	0.4
Semiconductors	0.3
Distribution/Wholesale	0.3
Paper & Forest Products	0.3
Utilities	0.3
IT Services	0.3
Capital Markets	0.3
Wireless Telecommunication Services	0.3
Internet	0.3
Semiconductors & Semiconductor Equipment	0.3
Life Sciences Tools & Services	0.3
Electronic Equipment & Instruments	0.2
Apparel & Textile	0.2
Construction & Engineering	0.2
Office Electronics	0.2
Diversified Operations	0.2
Healthcare Services	0.2
Investment Companies	0.2
Building Materials	0.2
Electronic Components	0.2
Medical Supplies & Equipment	0.2
Diversified Manufacturing Operations	0.2
Household Products	0.1%
Healthcare Products	0.1
Automobiles	0.1
Retail	0.1
Trading Companies & Distributors	0.1
Air Freight & Logistics	0.1
Professional Services	0.1
Textiles, Apparel & Luxury Goods	0.1
Diversified Consumer Services	0.1
Hand/Machine Tools	0.1
Airlines	0.1
Containers & Packaging	0.1
Advertising	0.1
Commercial Services	0.1
Auto Parts & Equipment	0.1
Leisure Equipment & Products	0.1
Cosmetics & Toiletries	0.1
Holding Companies—Diversified	0.1
Household Durables	0.1
Commercial Mortgage-Backed Securities	0.1

108.4
Options Written and Securities Sold Short	(3.0)
Liabilities in excess of other assets	(5.4)

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Receivable from broker—variation margin	$413,137	*	Receivable from broker—variation margin	$19,359	*
Interest rate contracts	—	—		Outstanding options written, at value	33

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	51

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	Premiums paid for swap agreements	$45,485	Premiums received for swap agreements	$243,333
Interest rate contracts	Unrealized appreciation on swap agreements	505,332	Unrealized depreciation on swap agreements	269,412
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	184,791	Unrealized depreciation on foreign currency exchange contracts	722,519
Credit contracts	Unrealized appreciation on swap agreements	1,947	Unrealized depreciation on swap agreements	815,280
Credit contracts	Premiums paid for swap agreements	589,044	Premiums received for swap agreements	6,426

Total		$1,739,736		$2,076,362

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$868,937	$78,521	$(189,935)	$—	$757,523
Foreign exchange contracts	—	—	—	680,214	680,214
Credit contracts	—	6,409	570,791	—	577,200

Total	$868,937	$84,930	$380,856	$680,214	$2,014,937

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Interest rate contracts	$(295,008)	$(1,053)	$406,455	$—	$110,394
Foreign exchange contracts	—	—	—	(352,020)	(352,020)
Credit contracts	—	(4,340)	(838,209)	—	(842,549)

Total	$(295,008)	$(5,393)	$(431,754)	$(352,020)	$(1,084,175)

See Notes to Financial Statements.

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For the six months ended January 31, 2012, the Fund’s average volume of derivative activities are as follows:

Written Options(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Purchase Contracts(3)	Forward Foreign Currency Exchange Sale Contracts(4)	Interest Rate Swap Agreements(5)	Credit Default Swap Agreements— Buy Protection(5)	Credit Default Swap Agreements— Sell Protection(5)
$84,458	$47,397,050	$2,797,995	$14,355,850	$22,995,175	$20,717,791	$31,107,117	$3,130,000

(1)	Premium Received.
(2)	Value at Trade Date.
(3)	Value at Settlement Date Payable.
(4)	Value at Settlement Date Receivable.
(5)	Notional Amount.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	53

Statement of Assets and Liabilities

as of January 31, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $254,000,766)	$287,889,629
Affiliated Investments (cost $12,347,481)	12,347,481
Cash	14,216
Foreign currency, at value (cost $431,127)	429,848
Deposit with broker	332,000
Receivable for investments sold	15,552,684
Dividends and interest receivable	939,858
Premiums paid for swap agreements	634,529
Unrealized appreciation on swap agreements	507,279
Receivable from broker-variation margin	395,100
Unrealized appreciation on foreign currency exchange contracts	184,791
Tax reclaim receivable	68,707
Receivable for Fund shares sold	60,811
Prepaid expenses	3,282

Total assets	319,360,215

Liabilities
Payable for investments purchased	27,937,211
Securities sold short, at value (proceeds $8,094,283)	8,161,844
Reverse repurchase agreement	2,796,500
Unrealized depreciation on swap agreements	1,084,692
Unrealized depreciation on foreign currency exchange contracts	722,519
Payable for Fund shares reacquired	678,574
Premiums received for swap agreements	249,759
Accrued expenses and other liabilities	239,307
Management fee payable	174,694
Distribution fee payable	110,460
Affiliated transfer agent fee payable	37,171
Interest payable on investments sold short	6,939
Deferred trustees’ fees	4,059
Outstanding options written (premiums received $11,914)	33

Total liabilities	42,203,762

Net Assets	$277,156,453

Net assets were comprised of:
Shares of beneficial interest, at par	$25,391
Paid-in capital, in excess of par	286,176,820

286,202,211
Undistributed net investment income	894,779
Accumulated net realized loss on investment and foreign currency transactions	(43,049,826)
Net unrealized appreciation on investments and foreign currencies	33,109,289

Net assets, January 31, 2012	$277,156,453

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share, ($189,188,432 ÷ 17,327,106 shares of common stock issued and outstanding)	$10.92
Maximum sales charge (5.5% of offering price)	.64

Maximum offering price to public	$11.56

Class B:
Net asset value, offering price and redemption price per share, ($30,602,022 ÷ 2,804,938 shares of common stock issued and outstanding)	$10.91

Class C:
Net asset value, offering price and redemption price per share, ($53,410,751 ÷ 4,896,657 shares of common stock issued and outstanding)	$10.91

Class M:
Net asset value, offering price and redemption price per share, ($55,126 ÷ 5,065 shares of common stock issued and outstanding)	$10.88

Class R:
Net asset value, offering price and redemption price per share, ($299,233 ÷ 27,405 shares of common stock issued and outstanding)	$10.92

Class X:
Net asset value, offering price and redemption price per share, ($414,048 ÷ 37,908 shares of common stock issued and outstanding)	$10.92

Class Z:
Net asset value, offering price and redemption price per share, ($3,186,841 ÷ 291,662 shares of common stock issued and outstanding)	$10.93

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	55

Statement of Operations

Six Months Ended January 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$1,758,311
Unaffiliated dividend income (net of foreign withholding taxes $72,727)	1,694,253
Affiliated dividend income	26,633

3,479,197

Expenses
Management fee	1,030,431
Distribution fee—Class A	231,165
Distribution fee—Class B	161,107
Distribution fee—Class C	267,068
Distribution fee—Class M	662
Distribution fee—Class R	765
Distribution fee—Class X	771
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	227,000
Custodian’s fees and expenses	193,000
Registration fees	53,000
Audit fee	37,000
Reports to shareholders	30,000
Legal fee	12,000
Trustees’ fees	10,000
Interest expense	4,493
Insurance expense	3,000
Miscellaneous	21,051

Total expenses	2,282,513

Net investment income	1,196,684

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	626,356
Options written transactions	84,930
Foreign currency transactions	1,095,033
Futures transactions	868,937
Swap agreement transactions	380,856
Short sale transactions	(69,792)

2,986,320

Net change in unrealized appreciation (depreciation) on:
Investments	(6,282,509)
Options written	(5,393)
Foreign currencies	(374,953)
Futures	(295,008)
Swaps	(431,754)
Short sales	(67,444)

(7,457,061)

Net loss on investments	(4,470,741)

Net Decrease In Net Assets Resulting From Operations	$(3,274,057)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2012	Year Ended July 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,196,684	$2,697,404
Net realized gain on investment and foreign currency transactions	2,986,320	19,713,869
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,457,061)	14,582,018

Net increase (decrease) in net assets resulting from operations	(3,274,057)	36,993,291

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(1,884,201)	(1,566,050)
Class B	(76,350)	(72,164)
Class C	(134,475)	(97,074)
Class M	(177)	(1,307)
Class R	(2,203)	(3,071)
Class X	(5,882)	(10,214)
Class Z	(38,968)	(42,371)

	(2,142,256)	(1,792,251)

Capital Contributions (Note 2)
Class X	205	106

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	8,953,579	35,562,345
Net asset value of shares issued in reinvestment of dividends and distributions	2,087,642	1,746,778
Cost of shares reacquired	(26,122,422)	(62,541,358)

Net decrease in net assets resulting from Fund share transactions	(15,081,201)	(25,232,235)

Total increase (decrease)	(20,497,309)	9,968,911

Net Assets
Beginning of period	297,653,762	287,684,851

End of period (a)	$277,156,453	$297,653,762

(a) Includes undistributed net income of:	$894,779	$1,840,351

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	57

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund (the “Fund”), Target Conservative Allocation Fund and Target Growth Allocation Fund. These financial statements relate only to Target Moderate Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisors”), each managing a portion of the Fund’s assets. The following lists the Subadvisors and their respective segment during the six months ended January 31, 2012.

Fund Segment
Large-cap value stocks	Eaton Vance Management Hotchkis and Wiley Capital Management LLC NFJ Investment Group LLC

International stocks	LSV Asset Management Thornburg Investment Management, Inc.

Large-cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company

Small-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, LP

Core fixed income bonds	Pacific Investment Management Company LLC

Small-cap growth stocks	Eagle Asset Management

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last

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reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadvisor(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in open end, non exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Target Asset Allocation Funds/Target Moderate Allocation Fund	59

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and

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economic instability and the level of governmental supervision and regulation of foreign securities markets.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may by delayed or limited.

Reverse Repurchase Agreements: The Fund enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement exists between the Fund and the counterparty which permits the

Target Asset Allocation Funds/Target Moderate Allocation Fund	61

Notes to Financial Statements

(Unaudited) continued

Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than respectively the proceeds originally received.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund also purchased options to gain exposure to certain securities and foreign currencies. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

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The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Fund writes an option on a swap contract, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, and to manage yield curve and duration. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all

Target Asset Allocation Funds/Target Moderate Allocation Fund	63

Notes to Financial Statements

(Unaudited) continued

exchange traded futures and options, and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default and interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a

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default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund took an active short position with respect to the likelihood of a particular issue’s default by selling credit default swaps. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting agreement exists between the Fund and the counterparty which permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit

Target Asset Allocation Funds/Target Moderate Allocation Fund	65

Notes to Financial Statements

(Unaudited) continued

derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2012, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid annually. Distributions of net realized capital and currency gains, if any, are declared and paid annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisors’ performance of all investment advisory services. Pursuant

Target Asset Allocation Funds/Target Moderate Allocation Fund	67

Notes to Financial Statements

(Unaudited) continued

to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of the average daily net assets up to $500 million, 0.70% of average daily net assets for the next $500 million and 0.65% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75% for the six months ended January 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class M and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, M, R and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, M, R and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to 0.30%,1%, 1%, 1%, 0.75% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. PIMS has contractually agreed through November 30, 2012 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $44,965 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2012. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid

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commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended January 31, 2012, it has received $12, $21,280 and $1,640 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Taxable Core Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended January 31, 2012, aggregated $149,950,139 and $155,813,811, respectively.

Transactions in options written during the six months ended January 31, 2012 were as follows:

	Notional Amount	Premiums Received
Options outstanding at July 31, 2011	38,900,000	$127,833
Written swap options	82,000,000	49,924
Expired swap options	(35,700,000)	(61,893)
Closed swap options	(83,300,000)	(103,950)

Options outstanding at January 31, 2012	1,900,000	$11,914

Target Asset Allocation Funds/Target Moderate Allocation Fund	69

Notes to Financial Statements

(Unaudited) continued

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$276,608,903	$32,450,660	$(8,822,453)	$23,628,207

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2011 of approximately $36,209,000 which expires in 2018. The Fund utilized approximately $17,395,000 of its capital loss carryforward to offset net taxable gains realized in the year ended July 31, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund has elected to treat post-October currency losses of approximately $23,000 as having been incurred in the following fiscal year (July 31, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

As of January 31, 2012, Prudential owns 231 shares of Class R.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Target Asset Allocation Funds/Target Moderate Allocation Fund	71

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	633,279	$6,620,503
Shares issued in reinvestment of dividends and distributions	179,082	1,846,340
Shares reacquired	(1,674,976)	(17,651,510)

Net increase (decrease) in shares outstanding before conversion	(862,615)	(9,184,667)
Shares issued upon conversion from Class B, Class M, and Class X	469,672	4,917,941

Net increase (decrease) in shares outstanding	(392,943)	$(4,266,726)

Year ended July 31, 2011:
Shares sold	2,790,222	$30,000,283
Shares issued in reinvestment of dividends and distributions	144,675	1,535,007
Shares reacquired	(3,545,393)	(38,281,566)

Net increase (decrease) in shares outstanding before conversion	(610,496)	(6,746,276)
Shares issued upon conversion from Class B, Class M, and Class X	1,641,072	17,573,237

Net increase (decrease) in shares outstanding	1,030,576	$10,826,961

Class B
Six Months ended January 31, 2012:
Shares sold	96,935	$1,014,937
Shares issued in reinvestment of dividends and distributions	7,309	75,352
Shares reacquired	(207,841)	(2,172,575)

Net increase (decrease) in shares outstanding before conversion	(103,597)	(1,082,286)
Shares reacquired upon conversion into Class A	(431,714)	(4,485,420)

Net increase (decrease) in shares outstanding	(535,311)	$(5,567,706)

Year ended July 31, 2011:
Shares sold	235,993	$2,535,186
Shares issued in reinvestment of dividends and distributions	6,640	70,448
Shares reacquired	(729,893)	(7,818,396)

Net increase (decrease) in shares outstanding before conversion	(487,260)	(5,212,762)
Shares reacquired upon conversion into Class A	(1,531,200)	(16,301,175)

Net increase (decrease) in shares outstanding	(2,018,460)	$(21,513,937)

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Class C	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	116,059	$1,203,745
Shares issued in reinvestment of dividends and distributions	11,846	122,017
Shares reacquired	(550,215)	(5,752,426)

Net increase (decrease) in shares outstanding	(422,310)	$(4,426,664)

Year ended July 31, 2011:
Shares sold	250,223	$2,671,216
Shares issued in reinvestment of dividends and distributions	8,274	87,786
Shares reacquired	(1,352,186)	(14,447,212)

Net increase (decrease) in shares outstanding	(1,093,689)	$(11,688,210)

Class M
Six Months ended January 31, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	17	177
Shares reacquired	(1,355)	(13,808)

Net increase (decrease) in shares outstanding before conversion	(1,338)	(13,631)
Shares reacquired upon conversion into Class A	(14,481)	(151,676)

Net increase (decrease) in shares outstanding	(15,819)	$(165,307)

Year ended July 31, 2011:
Shares sold	1,397	$15,182
Shares issued in reinvestment of dividends and distributions	121	1,280
Shares reacquired	(12,374)	(129,538)

Net increase (decrease) in shares outstanding before conversion	(10,856)	(113,076)
Shares reacquired upon conversion into Class A	(80,339)	(868,923)

Net increase (decrease) in shares outstanding	(91,195)	$(981,999)

Class R
Six Months ended January 31, 2012:
Shares sold	533	$5,575
Shares issued in reinvestment of dividends and distributions	214	2,203
Shares reacquired	(4,032)	(42,188)

Net increase (decrease) in shares outstanding	(3,285)	$(34,410)

Year ended July 31, 2011:
Shares sold	4,174	$45,180
Shares issued in reinvestment of dividends and distributions	289	3,071
Shares reacquired	(32,380)	(356,928)

Net increase (decrease) in shares outstanding	(27,917)	$(308,677)

Target Asset Allocation Funds/Target Moderate Allocation Fund	73

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	1,476	$15,508
Shares issued in reinvestment of dividends and distributions	570	5,882
Shares reacquired	(7,719)	(80,873)

Net increase (decrease) in shares outstanding	(5,673)	(59,483)
Shares reacquired upon conversion into Class A	(26,299)	(280,845)

Net increase (decrease) in shares outstanding	(31,972)	$(340,328)

Year ended July 31, 2011:
Shares sold	2,816	$30,635
Shares issued in reinvestment of dividends and distributions	963	10,215
Shares reacquired	(41,526)	(444,203)

Net increase (decrease) in shares outstanding	(37,747)	(403,353)
Shares reacquired upon conversion into Class A	(37,075)	(403,139)

Net increase (decrease) in shares outstanding	(74,822)	$(806,492)

Class Z
Six Months ended January 31, 2012:
Shares sold	8,812	$93,311
Shares issued in reinvestment of dividends and distributions	3,460	35,671
Shares reacquired	(38,284)	(409,042)

Net increase (decrease) in shares outstanding	(26,012)	$(280,060)

Year ended July 31, 2011:
Shares sold	24,117	$264,663
Shares issued in reinvestment of dividends and distributions	3,670	38,971
Shares reacquired	(98,769)	(1,063,515)

Net increase (decrease) in shares outstanding	(70,982)	$(759,881)

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement with a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under these SCAs is paid at contracted

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market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2012.

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2012 was $2,796,500 at a weighted average interest rate of approximately 2.00%. The average daily balance is based on the number of days the Fund had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was $2,796,500 as of January 31, 2012 which was 1% of total assets.

Note 8. New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Target Asset Allocation Funds/Target Moderate Allocation Fund	75

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.12		$9.88	$8.97	$10.72	$12.75	$11.92
Income (loss) from investment operations:
Net investment income	.06		.13	.14	.19	.25	.22
Net realized and unrealized gain (loss) on investment transactions	(.15)		1.20	.90	(1.59)	(1.05)	1.31
Total from investment operations	(.09)		1.33	1.04	(1.40)	(.80)	1.53
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.09)	(.13)	(.25)	(.24)	(.22)
Distributions from net realized gains	-		-	-	(.10)	(.99)	(.48)
Total dividends and distributions	(.11)		(.09)	(.13)	(.35)	(1.23)	(.70)
Net asset value, end of period	$10.92		$11.12	$9.88	$8.97	$10.72	$12.75
Total Return(a)	(.77)%		13.51%	11.67%	(12.78)%	(7.02)%	13.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$189,188		$196,985	$164,925	$142,715	$162,212	$165,073
Average net assets (000)	$183,927		$186,704	$159,007	$131,169	$169,156	$154,791
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.43%	(f)	1.37%	1.41%	1.48% (e)	1.39%	1.18%
Expenses, excluding distribution and service (12b-1) fees	1.18%	(f)	1.12%	1.16%	1.23% (e)	1.14%	.93%
Net investment income	1.10%	(f)	1.16%	1.39%	2.18%	2.05%	1.72%
Portfolio turnover rate	66%	(g)	151%	140%	249%	213%	195%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .03%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended January 31,	Year Ended July 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.06	$9.84	$8.97	$10.66	$12.70	$11.87
Income (loss) from investment operations:
Net investment income	.02	.04	.06	.13	.16	.12
Net realized and unrealized gain (loss) on investment transactions	(.14)	1.20	.91	(1.58)	(1.04)	1.32
Total from investment operations	(.12)	1.24	.97	(1.45)	(.88)	1.44
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.02)	(.10)	(.14)	(.17)	(.13)
Distributions from net realized gains	-	-	-	(.10)	(.99)	(.48)
Total dividends and distributions	(.03)	(.02)	(.10)	(.24)	(1.16)	(.61)
Net asset value, end of period	$10.91	$11.06	$9.84	$8.97	$10.66	$12.70
Total Return(a)	(1.10)%	12.57%	10.82%	(13.43)%	(7.72)%	12.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,602	$36,955	$52,726	$67,013	$110,784	$156,676
Average net assets (000)	$32,046	$46,927	$62,087	$76,425	$139,512	$167,764
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.18% (e)	2.12%	2.16%	2.23% (d)	2.14%	1.93%
Expenses, excluding distribution and service (12b-1) fees	1.18% (e)	1.12%	1.16%	1.23% (d)	1.14%	.93%
Net investment income	.36% (e)	.41%	.65%	1.46%	1.30%	.97%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	77

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,	Year Ended July 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.06	$9.84	$8.97	$10.66	$12.70	$11.87
Income (loss) from investment operations:
Net investment income	.02	.04	.06	.12	.16	.12
Net realized and unrealized gain (loss) on investment transactions	(.14)	1.20	.91	(1.57)	(1.04)	1.32
Total from investment operations	(.12)	1.24	.97	(1.45)	(.88)	1.44
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.02)	(.10)	(.14)	(.17)	(.13)
Distributions from net realized gains	-	-	-	(.10)	(.99)	(.48)
Total dividends and distributions	(.03)	(.02)	(.10)	(.24)	(1.16)	(.61)
Net asset value, end of period	$10.91	$11.06	$9.84	$8.97	$10.66	$12.70
Total Return(a)	(1.10)%	12.57%	10.82%	(13.43)%	(7.72)%	12.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$53,411	$58,827	$63,077	$68,208	$100,797	$128,243
Average net assets (000)	$53,123	$62,754	$68,051	$72,815	$119,437	$129,699
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.18% (e)	2.12%	2.16%	2.23% (d)	2.14%	1.93%
Expenses, excluding distribution and service (12b-1) fees	1.18% (e)	1.12%	1.16%	1.23% (d)	1.14%	.93%
Net investment income	.35% (e)	.41%	.64%	1.45%	1.30%	.97%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

See Notes to Financial Statements.

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Class M Shares
	Six Months Ended January 31,	Year Ended July 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.04	$9.81	$8.95	$10.64	$12.66	$11.85
Income (loss) from investment operations:
Net investment income	.02	.04	.06	.13	.16	.12
Net realized and unrealized gain (loss) on investment transactions	(.15)	1.21	.90	(1.58)	(1.02)	1.30
Total from investment operations	(.13)	1.25	.96	(1.45)	(.86)	1.42
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.02)	(.10)	(.14)	(.17)	(.13)
Distributions from net realized gains	-	-	-	(.10)	(.99)	(.48)
Total dividends and distributions	(.03)	(.02)	(.10)	(.24)	(1.16)	(.61)
Net asset value, end of period	$10.88	$11.04	$9.81	$8.95	$10.64	$12.66
Total Return(a)	(1.19)%	12.71%	10.74%	(13.46)%	(7.58)%	12.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55	$230	$1,100	$2,083	$4,709	$8,277
Average net assets (000)	$132	$702	$1,717	$2,764	$6,746	$8,529
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.18% (e)	2.12%	2.16%	2.23% (d)	2.14%	1.93%
Expenses, excluding distribution and service (12b-1) fees	1.18% (e)	1.12%	1.16%	1.23% (d)	1.14%	.93%
Net investment income	.46% (e)	.38%	.64%	1.47%	1.29%	.96%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	79

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,	Year Ended July 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.10	$9.87	$8.97	$10.73	$12.76	$11.93
Income (loss) from investment operations:
Net investment income	.05	.09	.11	.17	.22	.18
Net realized and unrealized gain (loss) on investment transactions	(.15)	1.21	.91	(1.60)	(1.05)	1.32
Total from investment operations	(.10)	1.30	1.02	(1.43)	(.83)	1.50
Less Dividends and Distributions:
Dividends from net investment income	(.08)	(.07)	(.12)	(.23)	(.21)	(.19)
Distributions from net realized gains	-	-	-	(.10)	(.99)	(.48)
Total dividends and distributions	(.08)	(.07)	(.12)	(.33)	(1.20)	(.67)
Net asset value, end of period	$10.92	$11.10	$9.87	$8.97	$10.73	$12.76
Total Return(a)	(.85)%	13.16%	11.43%	(13.03)%	(7.25)%	12.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$299	$341	$578	$761	$1,950	$3,995
Average net assets (000)	$304	$497	$632	$1,024	$3,358	$3,679
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.68% (f)	1.62%	1.66%	1.73% (e)	1.64%	1.43%
Expenses, excluding distribution and service (12b-1) fees	1.18% (f)	1.12%	1.16%	1.23% (e)	1.14%	.93%
Net investment income	.86% (f)	.89%	1.15%	1.97%	1.78%	1.46%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Includes interest expense of .03%.

(f) Annualized.

See Notes to Financial Statements.

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Class X Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.12		$9.88	$8.97	$10.66	$12.69	$11.87
Income (loss) from investment operations:
Net investment income	.06		.12	.10	.13	.16	.12
Net realized and unrealized gain (loss) on investment transactions	(.15)		1.21	.91	(1.58)	(1.03)	1.31
Total from investment operations	(.09)		1.33	1.01	(1.45)	(.87)	1.43
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.09)	(.10)	(.14)	(.17)	(.13)
Distributions from net realized gains	-		-	-	(.10)	(.99)	(.48)
Total dividends and distributions	(.11)		(.09)	(.10)	(.24)	(1.16)	(.61)
Capital Contribution	-	(e)	- (e)	- (e)	-	-	-
Net asset value, end of period	$10.92		$11.12	$9.88	$8.97	$10.66	$12.69
Total Return(a)	(.77)%		13.51%	11.28%	(13.43)%	(7.64)%	12.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$414		$777	$1,430	$2,235	$4,299	$5,617
Average net assets (000)	$614		$1,112	$1,847	$2,858	$5,199	$5,644
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.43%	(f)	1.37%	1.77%	2.21% (d)	2.08%	1.93%
Expenses, excluding distribution and service (12b-1) fees	1.18%	(f)	1.12%	1.16%	1.23% (d)	1.14%	.93%
Net investment income	1.14%	(f)	1.15%	1.04%	1.48%	1.35%	.96%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Less than $.005.

(f) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Moderate Allocation Fund	81

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,	Year Ended July 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.14	$9.90	$8.98	$10.74	$12.77	$11.94
Income (loss) from investment operations:
Net investment income	.07	.15	.16	.21	.28	.25
Net realized and unrealized gain (loss) on investment transactions	(.14)	1.21	.90	(1.60)	(1.05)	1.31
Total from investment operations	(.07)	1.36	1.06	(1.39)	(.77)	1.56
Less Dividends and Distributions:
Dividends from net investment income	(.14)	(.12)	(.14)	(.27)	(.27)	(.25)
Distributions from net realized gains	-	-	-	(.10)	(.99)	(.48)
Total dividends and distributions	(.14)	(.12)	(.14)	(.37)	(1.26)	(.73)
Net asset value, end of period	$10.93	$11.14	$9.90	$8.98	$10.74	$12.77
Total Return(a)	(.60)%	13.75%	11.90%	(12.55)%	(6.78)%	13.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,187	$3,539	$3,848	$4,786	$13,558	$14,902
Average net assets (000)	$3,142	$3,846	$4,425	$8,208	$14,407	$14,168
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.18% (e)	1.12%	1.16%	1.23% (d)	1.14%	.93%
Expenses, excluding distribution and service (12b-1) fees	1.18% (e)	1.12%	1.16%	1.23% (d)	1.14%	.93%
Net investment income	1.35% (e)	1.42%	1.64%	2.47%	2.30%	1.97%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Annualized.

See Notes to Financial Statements.

82	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the website of the Securities and Exchange Commission at www.sec.gov.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET MODERATE ALLOCATION FUND

SHARE CLASS	A	B	C	M	R	X	Z
NASDAQ	PAMGX	DMGBX	PIMGX	N/A	SPMRX	N/A	PDMZX
CUSIP	87612A807	87612A880	87612A872	87612A849	87612A864	87612A831	87612A856

MFSP504E4    0220862-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

TARGET GROWTH ALLOCATION FUND

SEMIANNUAL REPORT • JANUARY 31, 2012

Objective

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds, Prudential Investments, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 15, 2012

Dear Shareholder:

After an extraordinary career at Prudential, Judy Rice retired at the end of 2011 as President of Prudential Investments and President and Trustee of the Target Growth Allocation Fund (the Fund). While she will remain as Chairman of Prudential Investments until the end of 2012, I was named to succeed her as President of Prudential Investments and as President and Trustee of the Fund effective January 1, 2012. I previously served as Executive Vice President of Retail Mutual Fund Distribution for Prudential Investments for the past six years.

Since this is my first letter to shareholders, I would like to recognize Judy for her significant contributions and her unflagging commitment to helping investors like you meet the challenges of a rapidly changing investment environment. My goal is to build on Judy’s accomplishments, with a particular focus on delivering the solutions you need to address your financial goals.

On the following pages, you’ll find your semiannual report for the Fund. Target Asset Allocation Funds are managed by institutional-quality asset managers selected, matched, and monitored by a research team from Prudential Investments. We believe the Fund will help you to achieve broad diversification at a targeted risk/return balance with a single investment purchase. We appreciate your continued confidence in us. Keep in mind that diversification and asset allocation do not assure a profit or protect against a loss in a declining market.

Sincerely,

Stuart S. Parker, President

Target Asset Allocation Funds

Target Asset Allocation Funds/Target Growth Allocation Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.65%; Class B, 2.35%; Class C, 2.35%; Class M, 2.35%; Class R, 2.10%; Class X, 2.35%; Class Z, 1.35%. Net operating expenses: Class A, 1.60%; Class B, 2.35%; Class C, 2.35%; Class M, 2.35%; Class R, 1.85%; Class X, 1.60%; Class Z, 1.35%, after contractual reduction through 11/30/2012 for Class A and Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 1/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–2.49%	–1.38%	–11.40%	43.91%	—
Class B	–2.84	–2.01	–14.68	33.57	—
Class C	–2.75	–2.01	–14.59	33.70	—
Class M	–2.84	–2.00	–14.64	N/A	19.99% (10/4/04)
Class R	–2.52	–1.48	–12.38	N/A	24.36 (10/4/04)
Class X	–2.40	–1.29	–12.59	N/A	22.69 (10/4/04)
Class Z	–2.27	–1.01	–10.27	47.75	—
Customized Blend	–0.48	1.07	–1.21	55.83	—
S&P 500 Index	2.70	4.19	1.65	41.36	—
Lipper Large-Cap Core Funds Average	1.24	2.06	–0.53	37.03	—

Average Annual Total Returns (With Sales Charges) as of 12/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		–9.88%	–4.05%	2.32%	—
Class B		–10.07	–3.85	2.13	—
Class C		–6.28	–3.66	2.14	—
Class M		–11.00	–4.02	N/A	1.86% (10/4/04)
Class R		–4.85	–3.19	N/A	2.35 (10/4/04)
Class X		–10.30	–3.76	N/A	2.04 (10/4/04)
Class Z		–4.36	–2.71	3.17	—
Customized Blend		–1.71	–0.91	3.80	—
S&P 500 Index		2.09	–0.25	2.92	—
Lipper Large-Cap Core Funds Average		–0.67	–0.87	2.41	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from Class A to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class M shares are closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and to 1% in the seventh year, and a 12b-1 fee of 1% annually. Class M shares automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class X shares are closed to new purchases. Class X shares are subject to a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase and a 12b-1 fee of 1% annually. Class X shares automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R and Z shares are not subject to a sales charge. Class R shares are subject to a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Customized Blend

The Customized Benchmark for the Target Growth Allocation Fund (Customized Blend) is a model portfolio consisting of the Russell 3000® Index (80%) and the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) (20%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EAFE ND Index is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that the net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses. Investors cannot invest directly in an index. Customized Blend Closest Month-End to Inception cumulative total return as of 1/31/12 is 41.55% for Class M, Class R, and Class X. Customized Blend Closest Month-End to Inception average annual total return as of 12/31/11 is 4.19% for Class M, Class R, and Class X.

Target Asset Allocation Funds/Target Growth Allocation Fund	3

Your Fund’s Performance (continued)

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 1/31/12 is 36.90% for Class M, Class R, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/11 is 3.80% for Class M, Class R, and Class X.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) represents funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/12 is 33.34% for Class M, Class R, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/11 is 3.28% for Class M, Class R, and Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

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Source: Lipper Inc.

The chart above shows the total returns for six months ended January 31, 2012, of various securities indexes that are generally considered representative of broad market sectors. It does not reflect a mutual fund’s expenses. The performance cited does not represent the performance of the Target Growth Allocation Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index or average.

The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed. The Fund utilizes the net dividends (ND) version of the MSCI EAFE Index. The net dividends and gross dividends versions of the MSCI EAFE Index differ in that net dividends returns reflect the impact of the maximum withholding taxes on reinvested dividends, while the gross dividends version does not reflect the impact of withholding taxes on reinvested dividends. These returns do not include the effect of any investment management expenses. These returns would have been lower if they included the effect of these expenses.

Target Asset Allocation Funds/Target Growth Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2011, at the beginning of the period, and held through the six-month period ended January 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Target Asset Allocation Funds, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

6	Visit our website at www.prudentialfunds.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Growth Allocation Fund		Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$975.10	1.60%	$7.94
	Hypothetical	$1,000.00	$1,017.09	1.60%	$8.11

Class B	Actual	$1,000.00	$971.60	2.35%	$11.65
	Hypothetical	$1,000.00	$1,013.32	2.35%	$11.89

Class C	Actual	$1,000.00	$972.50	2.35%	$11.65
	Hypothetical	$1,000.00	$1,013.32	2.35%	$11.89

Class M	Actual	$1,000.00	$971.60	2.35%	$11.65
	Hypothetical	$1,000.00	$1,013.32	2.35%	$11.89

Class R	Actual	$1,000.00	$974.80	1.85%	$9.18
	Hypothetical	$1,000.00	$1,015.84	1.85%	$9.37

Class X	Actual	$1,000.00	$976.00	1.60%	$7.95
	Hypothetical	$1,000.00	$1,017.09	1.60%	$8.11

Class Z	Actual	$1,000.00	$977.30	1.35%	$6.71
	Hypothetical	$1,000.00	$1,018.35	1.35%	$6.85

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending July 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Target Asset Allocation Funds/Target Growth Allocation Fund	7

Portfolio of Investments

as of January 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 96.7%

Aerospace & Defense 2.2%
1,300	AAR Corp.	$27,547
37,600	BAE Systems PLC (United Kingdom)	182,371
4,285	Boeing Co. (The)	317,861
2,000	Elbit Systems Ltd. (Israel)	83,384
7,620	Embraer SA, ADR (Brazil)	208,940
7,800	Finmeccanica SpA (Italy)	35,097
2,125	General Dynamics Corp.	146,965
4,420	Hexcel Corp.*	110,809
7,150	Honeywell International, Inc.	414,986
666	Huntington Ingalls Industries, Inc.*	25,095
7,320	Lockheed Martin Corp.	602,582
1,025	Moog, Inc. (Class A Stock)*	43,686
12,700	Northrop Grumman Corp.	737,235
13,610	Rolls-Royce Holdings PLC (United Kingdom)*	157,740
700	Teledyne Technologies, Inc.*	39,732
1,877	Triumph Group, Inc.	117,444
6,254	United Technologies Corp.	490,001

		3,741,475

Air Freight & Logistics 0.2%
1,416	Atlas Air Worldwide Holdings, Inc.*	67,451
2,100	FedEx Corp.	192,129

		259,580

Airlines 0.2%
100,100	Air New Zealand Ltd. (New Zealand)	75,209
44,000	Cathay Pacific Airways Ltd. (Hong Kong)	87,146
10,915	JetBlue Airways Corp.*	64,726
54,800	Qantas Airways Ltd. (Australia)*	91,631

		318,712

Apparel & Textile 0.1%
825	Wolverine World Wide, Inc.	32,249
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	82,686

		114,935

Auto Components 0.6%
20,613	Johnson Controls, Inc.	654,875

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	9

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Auto Components (cont’d.)
7,400	Magna International, Inc. (Canada)	$305,932

		960,807

Auto Parts & Equipment 0.3%
1,300	Cie Generale des Etablissements Michelin (Class B Stock) (France)	88,934
300	Georg Fischer AG (Switzerland)*	125,883
1,800	Keihin Corp. (Japan)	33,133
5,234	Meritor, Inc.*	32,869
2,600	Valeo SA (France)	122,042
1,079	WABCO Holdings, Inc.*	55,946
11,000	Yokohama Rubber Co. Ltd. (The) (Japan)	65,954

		524,761

Automobile Manufacturers 0.5%
1,800	Daimler AG (Germany)	99,465
3,916	Ford Motor Co.	48,637
1,048	Hyundai Motor Co. (South Korea)	206,176
4,000	Nissan Shatai Co. Ltd. (Japan)	41,564
7,592	Toyota Motor Corp. (Japan)	279,894
1,300	Volkswagen AG (Germany)	210,006

		885,742

Automobiles
1,800	Harley-Davidson, Inc.	79,542

Banks 0.9%
7,100	Banco Espanol de Credito SA (Spain)	36,220
12,800	Bank of Queensland Ltd. (Australia)	103,006
2,834	FirstMerit Corp.	44,465
18,000	Fukuoka Financial Group, Inc. (Japan)	76,752
3,078	Julius Baer Group Ltd. (Switzerland)*	125,059
2,900	KBC Groep NV (Belgium)	54,984
87,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	398,360
29,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	84,846
13,692	Standard Chartered PLC (United Kingdom)	330,973
31,786	Turkiye Garanti Bankasi A/S (Turkey)	114,847
8,900	UBS AG (Switzerland)*	121,148
624	UMB Financial Corp.	24,074
1,200	United Bankshares, Inc.	33,492

		1,548,226

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Beverages 0.6%
1,940	Coca-Cola Enterprises, Inc.	$51,973
14,551	Diageo PLC (United Kingdom)	321,470
1,239	Green Mountain Coffee Roasters, Inc.*	66,088
4,200	Molson Coors Brewing Co. (Class B Stock)	180,138
3,243	PepsiCo, Inc.	212,968
4,501	SABMiller PLC (United Kingdom)	170,791

		1,003,428

Biotechnology 1.6%
3,850	Alexion Pharmaceuticals, Inc.*	295,526
7,349	Amgen, Inc.	499,070
9,717	Biogen Idec, Inc.*	1,145,829
5,046	Celgene Corp.*	366,844
4,540	Gilead Sciences, Inc.*	221,734
1,340	Seattle Genetics, Inc.*	25,366
1,200	United Therapeutics Corp.*	59,016

		2,613,385

Building Materials & Construction 0.1%
725	Eagle Materials, Inc.	21,322
575	Lennox International, Inc.	20,815
3,930	Owens Corning*	132,638

		174,775

Building Products
975	A.O. Smith Corp.	41,418

Business Services 0.3%
1,577	ICON PLC, ADR (Ireland)*	30,767
1,028	MasterCard, Inc. (Class A Stock)	365,526
1,000	URS Corp.*	41,150

		437,443

Capital Markets 0.5%
4,001	Goldman Sachs Group, Inc. (The)	445,991
1,275	LPL Investment Holdings, Inc.*	41,884
7,875	State Street Corp.	308,543

		796,418

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	11

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals 3.7%
1,621	Air Products & Chemicals, Inc.	$142,697
2,490	Airgas, Inc.	196,536
1,400	Arkema SA (France)	113,135
17,000	Asahi Kasei Corp. (Japan)	107,505
2,100	BASF SE (Germany)	161,462
2,000	Bayer AG (Germany)	140,065
2,280	Celanese Corp. (Class A Stock)	111,059
1,000	CF Industries Holdings, Inc.	177,380
4,000	Clariant AG (Switzerland)*	48,582
14,421	Dow Chemical Co. (The)	483,248
6,173	Huntsman Corp.	78,582
1,565	Intrepid Potash, Inc.*	37,388
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	70,710
2,600	Koninklijke DSM NV (Netherlands)	133,401
725	Kraton Performance Polymers, Inc.*	20,619
18,160	Monsanto Co.	1,490,028
7,000	Nippon Shokubai Co. Ltd. (Japan)	78,890
650	Olin Corp.	14,430
4,670	Potash Corp. of Saskatchewan, Inc. (Canada)	218,276
6,301	PPG Industries, Inc.	564,443
13,648	Praxair, Inc.	1,449,418
1,223	Quaker Chemical Corp.	54,179
2,000	Scotts Miracle-Gro Co. (The) (Class A Stock)	94,720
825	Sensient Technologies Corp.	32,686
11,000	Sumitomo Bakelite Co. Ltd. (Japan)	64,078
24,000	Toagosei Co. Ltd. (Japan)	100,446
325	TPC Group, Inc.*	10,676
1,400	Valspar Corp. (The)	60,536

		6,255,175

Clothing & Apparel 1.7%
4,412	Adidas AG (Germany)	317,872
10,669	Coach, Inc.	747,364
2,120	Deckers Outdoor Corp.*	171,402
14,284	NIKE, Inc. (Class B Stock)	1,485,393
968	VF Corp.	127,282

		2,849,313

Commercial Banks 3.0%
3,050	Associated Banc-Corp.	38,003

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
12,700	Bank Hapoalim BM (Israel)	$44,293
650	Bank of Hawaii Corp.	29,718
14,600	Bank of Ireland (Ireland)*	2,177
23,393	Fifth Third Bancorp	304,343
24,322	KeyCorp	188,982
20,007	PNC Financial Services Group, Inc.	1,178,813
900	Prosperity Bancshares, Inc.	37,359
23,000	Regions Financial Corp.	120,060
2,408	Societe Generale (France)	64,145
11,920	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	37,221
1,999	Trustmark Corp.	47,116
300	Verwaltungs-und Privat-Bank AG (Liechtenstein)	27,360
375	Webster Financial Corp.	7,950
98,160	Wells Fargo & Co.	2,867,254

		4,994,794

Commercial Services 0.5%
1,528	Acacia Research - Acacia Technologies*	62,892
4,100	Berendsen PLC (United Kingdom)	29,765
525	Consolidated Graphics, Inc.*	26,665
2,225	Corrections Corp. of America*	52,354
2,770	FleetCor Technologies, Inc.*	94,152
3,825	GEO Group, Inc. (The)*	67,243
2,625	KAR Auction Services, Inc.*	38,693
925	McGrath RentCorp.	29,452
3,220	Monster Worldwide, Inc.*	23,184
5,700	Nichii Gakkan Co. (Japan)	68,801
1,913	PAREXEL International Corp.*	46,103
1,418	Sotheby’s	47,546
6,270	Verisk Analytics, Inc. (Class A Stock)*	251,239

		838,089

Communications Equipment
800	ADTRAN, Inc.	27,704
1,825	Calix, Inc.*	13,815
1,200	Cisco Systems, Inc.	23,556

		65,075

Computer Hardware 2.6%
9,733	Apple, Inc.*	4,442,920

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	13

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computer Services & Software 2.0%
15,421	Accenture PLC (Class A Stock) (Ireland)	$884,240
3,038	Allscripts Healthcare Solutions, Inc.*	58,087
6,500	Autodesk, Inc.*	234,000
5,763	Cognizant Technology Solutions Corp. (Class A Stock)*	413,495
23,000	EMC Corp.*	592,480
3,676	Fortinet, Inc.*	83,850
1,300	Global Payments, Inc.	65,026
1,213	Informatica Corp.*	51,310
700	Itochu Techno-Solutions Corp. (Japan)	32,373
150	Manhattan Associates, Inc.*	6,584
1,890	MSCI, Inc. (Class A Stock)*	61,576
3,260	Nuance Communications, Inc.*	92,975
6,330	Red Hat, Inc.*	293,522
1,013	Riverbed Technology, Inc.*	24,251
243	salesforce.com, Inc.*	28,382
6,079	SAP AG (Germany)	367,285
4,400	Tieto Oyj (Finland)	66,417
1,970	VeriFone Systems, Inc.*	84,119

		3,439,972

Computers & Peripherals 0.6%
1,336	3D Systems Corp.*	25,545
31,191	Hewlett-Packard Co.	872,724
2,325	QLogic Corp.*	40,269
1,150	Super Micro Computer, Inc.*	19,412

		957,950

Construction 0.1%
6,200	COMSYS Holdings Corp. (Japan)	69,386
26,625	Downer EDI Ltd. (Australia)*	102,042
1,200	Meritage Homes Corp.*	29,040
697	Texas Industries, Inc.	21,788

		222,256

Consumer Finance 0.5%
10,655	American Express Co.	534,241
6,000	Capital One Financial Corp.	274,500
775	First Cash Financial Services, Inc.*	31,194

		839,935

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Products & Services 0.6%
710	Colgate-Palmolive Co.	$64,411
6,398	Estee Lauder Cos., Inc. (The) (Class A Stock)	370,636
59,700	Pacific Brands Ltd. (Australia)	39,296
6,103	Reckitt Benckiser Group PLC (United Kingdom)	324,673
900	Snap-on, Inc.	50,859
2,688	Vitamin Shoppe, Inc.*	114,885

		964,760

Containers & Packaging 0.1%
900	Packaging Corp. of America	25,326
7,000	Rexam PLC (United Kingdom)	41,254
1,650	Silgan Holdings, Inc.	68,574

		135,154

Cosmetics & Toiletries 0.1%
8,020	Natura Cosmeticos SA (Brazil)	171,765

Distribution/Wholesale 0.5%
154,000	Li & Fung Ltd. (Bermuda)	336,781
1,980	LKQ Corp.*	64,548
21,000	Marubeni Corp. (Japan)	144,922
5,000	Mitsui & Co. Ltd. (Japan)	84,886
10,600	Sumitomo Corp. (Japan)	152,283
4,800	Toyota Tsusho Corp. (Japan)	91,000

		874,420

Diversified Consumer Services 0.1%
13,800	H&R Block, Inc.	225,768

Diversified Financial Services 2.5%
1,790	Affiliated Managers Group, Inc.*	179,913
2,895	Ameriprise Financial, Inc.	155,027
44,807	Bank of America Corp.	319,474
1,404	BlackRock, Inc.	255,528
18,120	BM&FBOVESPA SA (Brazil)	113,976
22,900	Challenger Ltd. (Australia)	107,458
23,159	Citigroup, Inc.	711,444
2,563	Duff & Phelps Corp. (Class A Stock)	39,291
2,100	Fuyo General Lease Co. Ltd. (Japan)	76,980
17,700	Intermediate Capital Group PLC (United Kingdom)	76,702

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	15

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
57,042	JPMorgan Chase & Co.	$2,127,666
9,800	Tullett Prebon PLC (United Kingdom)	45,989

		4,209,448

Diversified Manufacturing Operations 0.3%
11,717	Eaton Corp.	574,485

Diversified Operations 0.3%
2,855	LVMH Moet Hennessy Louis Vuitton SA (France)	461,580

Diversified Telecommunication Services 0.7%
38,152	AT&T, Inc.	1,122,050

Electric 0.1%
2,100	E.ON AG (Germany)	44,898
275	Great Plains Energy, Inc.	5,670
1,800	RWE AG (Germany)	68,845

		119,413

Electric Utilities 1.4%
18,468	American Electric Power Co., Inc.	730,594
14,400	Edison International	590,976
32,300	Enel SpA (Italy)	132,073
12,500	Exelon Corp.	497,250
17,041	PPL Corp.	473,569

		2,424,462

Electrical Equipment 0.1%
1,700	EnerSys*	49,266
3,296	GrafTech International Ltd.*	54,120

		103,386

Electronic Components & Equipment 0.4%
6,580	Broadcom Corp. (Class A Stock)*	225,957
2,600	Checkpoint Systems, Inc.*	27,352
1,653	Coherent, Inc.*	92,370
2,265	DTS, Inc.*	64,167
998	Fanuc Corp. (Japan)	167,730
2,400	FLIR Systems, Inc.	61,800
996	Universal Display Corp.*	41,942

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Components & Equipment (cont’d.)
3,065	Universal Electronics, Inc.*	$56,702

		738,020

Electronic Equipment & Instruments 0.3%
16,700	Corning, Inc.	214,929
1,060	Itron, Inc.*	41,117
525	ScanSource, Inc.*	19,724
4,575	TE Connectivity Ltd. (Switzerland)	156,008

		431,778

Energy Equipment & Services 1.0%
2,900	Diamond Offshore Drilling, Inc.	180,670
419	Dril-Quip, Inc.*	27,641
7,900	Ensco PLC, ADR (United Kingdom)	415,856
28,503	Halliburton Co.	1,048,340
700	Oil States International, Inc.*	55,783
750	Unit Corp.*	33,938

		1,762,228

Engineering & Construction 0.2%
2,610	Fluor Corp.	146,786
1,725	MasTec, Inc.*	28,100
875	MYR Group, Inc.*	17,483
3,800	NCC AB (Class B Stock) (Sweden)	78,542

		270,911

Entertainment & Leisure 0.7%
2,056	Bally Technologies, Inc.*	86,804
7,017	Carnival Corp. (Panama)	211,913
6,685	Carnival PLC (United Kingdom)	199,096
4,600	Heiwa Corp. (Japan)	82,742
4,960	Las Vegas Sands Corp.*	243,586
1,300	Life Time Fitness, Inc.*	63,882
4,207	Pinnacle Entertainment, Inc.*	40,808
3,240	Royal Caribbean Cruises Ltd. (Liberia)	88,063
9,677	Shuffle Master, Inc.*	123,866
24,000	Thomas Cook Group PLC (United Kingdom)	5,106

		1,145,866

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	17

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Environmental Control 0.1%
1,470	Stericycle, Inc.*	$123,509
2,422	Waste Connections, Inc.	78,255

		201,764

Farming & Agriculture
36,366	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	47

Financial - Bank & Trust 1.0%
2,750	Astoria Financial Corp.	22,908
7,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	65,474
13,300	Banco Santander SA (Spain)	103,512
25,900	Barclays PLC (United Kingdom)	86,748
2,600	BNP Paribas (France)	110,088
85,498	China Merchants Bank Co. Ltd. (Class H Stock) (China)	188,739
9,960	Credit Agricole SA (France)	61,376
12,760	Credit Suisse Group AG (Switzerland)*	331,025
2,200	Danske Bank A/S (Denmark)*	32,129
2,300	Deutsche Bank AG (Germany)	97,430
3,758	Dexia NV/SA (Belgium)*	1,647
96,100	Mizuho Financial Group, Inc. (Japan)	144,995
8,200	National Australia Bank Ltd. (Australia)	207,627
5,600	Sumitomo Mitsui Financial Group, Inc. (Japan)	178,168
2,600	Svenska Handelsbanken AB (Class A Stock) (Sweden)	77,971

		1,709,837

Financial Services 2.1%
6,000	DnB ASA (Norway)	63,303
1,500	Eaton Vance Corp.	38,535
4,000	Hitachi Capital Corp. (Japan)	60,247
13,610	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	236,213
241,900	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	169,370
10,900	Irish Life & Permanent Group Holdings PLC (Ireland)*	456
1,800	Jefferies Group, Inc.	27,378
700	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	91,197
1,950	Raymond James Financial, Inc.	68,250
41,489	U.S. Bancorp	1,170,820
15,155	Visa, Inc. (Class A Stock)	1,525,199

		3,450,968

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food 1.5%
5,600	Cermaq ASA (Norway)*	$77,171
11,800	Dairy Crest Group PLC (United Kingdom)	58,293
3,294	Danone (France)	203,306
2,500	Delhaize Group (Belgium)	136,151
1,561	Fresh Market, Inc. (The)*	67,217
2,770	General Mills, Inc.	110,329
125,375	Goodman Fielder Ltd. (Australia)	69,880
39,200	J. Sainsbury PLC (United Kingdom)	178,148
10,200	Koninklijke Ahold NV (Netherlands)	135,155
14,689	Kraft Foods, Inc. (Class A Stock)	562,589
34,870	Marston’s PLC (United Kingdom)	53,299
29,000	Morinaga Milk Industry Co. Ltd. (Japan)	115,285
9,036	Nestle SA (Switzerland)	517,815
1,000	Nichirei Corp. (Japan)	4,907
35,900	WM Morrison Supermarkets PLC (United Kingdom)	161,793

		2,451,338

Food & Staples Retailing 1.2%
1,595	BJ’s Restaurants, Inc.*	79,798
27,856	CVS Caremark Corp.	1,162,988
7,500	Kroger Co. (The)	178,200
12,700	Safeway, Inc.	279,146
5,901	Wal-Mart Stores, Inc.	362,085

		2,062,217

Food Products 0.4%
13,800	ConAgra Foods, Inc.	368,046
8,294	Unilever NV (Netherlands)	276,605

		644,651

Gas Utilities 0.3%
1,200	Atmos Energy Corp.	38,892
6,877	Sempra Energy	391,301
1,025	South Jersey Industries, Inc.	56,252

		486,445

Hand/Machine Tools 0.2%
900	Franklin Electric Co., Inc.	45,054
906	Regal-Beloit Corp.	51,433

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	19

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hand/Machine Tools (cont’d.)
3,010	Stanley Black & Decker, Inc.	$211,242

		307,729

Healthcare Equipment & Supplies 0.2%
2,513	Arthrocare Corp.*	77,677
4,200	Medtronic, Inc.	161,994
875	Teleflex, Inc.	53,541
1,356	Thoratec Corp.*	39,867
800	West Pharmaceutical Services, Inc.	32,384

		365,463

Healthcare Products 0.7%
4,231	Bruker Corp.*	60,080
800	Cantel Medical Corp.	25,256
1,657	Cepheid, Inc.*	73,007
1,375	Cooper Cos., Inc. (The)	99,193
16,168	Covidien PLC (Ireland)	832,652
890	IDEXX Laboratories, Inc.*	75,285

		1,165,473

Healthcare Providers & Services 0.7%
1,500	Amedisys, Inc.*	15,750
7,900	CIGNA Corp.	354,157
825	LifePoint Hospitals, Inc.*	33,157
800	MEDNAX, Inc.*	56,976
525	Owens & Minor, Inc.	15,965
13,898	UnitedHealth Group, Inc.	719,777

		1,195,782

Healthcare Services 0.3%
525	Air Methods Corp.*	44,257
2,190	AMERIGROUP Corp.*	148,942
2,209	Centene Corp.*	99,847
700	Covance, Inc.*	30,667
1,500	Healthways, Inc.*	11,340
1,911	Humana, Inc.	170,117

		505,170

Healthcare Technology
14,700	AGFA-Gevaert NV (Belgium)*	26,535

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Holding Companies 0.1%
35,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	$44,453
72,000	First Pacific Co. Ltd. (Bermuda)	82,256

		126,709

Home Furnishings
4,400	Electrolux AB (Class B Stock) (Sweden)	80,594

Hotels, Restaurants & Leisure 2.1%
650	Choice Hotels International, Inc.	23,621
14,463	McDonald’s Corp.	1,432,560
4,145	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	35,067
9,064	Wynn Resorts Ltd.	1,044,445
16,815	Yum! Brands, Inc.	1,064,894

		3,600,587

Household Products 0.1%
1,300	Helen of Troy Ltd. (Bermuda)*	41,821
2,400	Kimberly-Clark Corp.	171,744
500	WD-40 Co.	21,870

		235,435

Independent Power Producers & Energy Traders
8,200	Drax Group PLC (United Kingdom)	68,678

Industrial Conglomerates 0.8%
67,978	General Electric Co.	1,271,868

Industrial Products 0.8%
1,300	Harsco Corp.	28,899
21,200	Kurabo Industries Ltd. (Japan)	42,834
8,145	Precision Castparts Corp.	1,333,174

		1,404,907

Insurance 3.7%
4,480	ACE Ltd. (Switzerland)	311,808
3,435	Allianz SE (Germany)	377,693
36,600	Allstate Corp. (The)	1,055,910
850	American Equity Investment Life Holding Co.	9,801
5,584	Aon Corp.	270,433
20,700	Aviva PLC (United Kingdom)	113,971

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	21

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
1,400	Baloise Holding AG (Switzerland)	$107,376
31,500	Beazley PLC (United Kingdom)	69,592
37,477	China Life Insurance Co. Ltd. (Class H Stock) (China)	110,421
3,975	CNO Financial Group, Inc.*	26,712
94	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	98,662
1,475	Delphi Financial Group, Inc. (Class A Stock)	65,652
2,012	HCC Insurance Holdings, Inc.	55,853
300	Helvetia Holding AG (Switzerland)	100,706
11,200	ING Groep NV, CVA (Netherlands)*	101,935
39,300	Legal & General Group PLC (United Kingdom)	71,466
200	Loews Corp.	7,462
30,513	MetLife, Inc.	1,078,024
52,800	Old Mutual PLC (United Kingdom)	121,475
1,900	Protective Life Corp.	47,519
1,000	Reinsurance Group of America, Inc.	54,490
2,500	SCOR SE (France)	62,901
1,000	State Auto Financial Corp.	12,520
1,000	Swiss Life Holding AG (Switzerland)*	99,294
2,400	Swiss Re Ltd. (Switzerland)*	130,181
1,775	Tower Group, Inc.	38,322
9,659	Travelers Cos., Inc. (The)	563,120
1,000	United Fire & Casualty Co.	19,630
10,000	Unum Group	228,300
2,048	Validus Holdings Ltd. (Bermuda)	65,679
26,361	XL Group PLC (Ireland)	534,337
800	Zurich Financial Services AG (Switzerland)*	192,070

		6,203,315

Internet Services 2.5%
866	Amazon.com, Inc.*	168,385
1,300	Digital River, Inc.*	20,813
2,090	F5 Networks, Inc.*	250,257
3,298	Google, Inc. (Class A Stock)*	1,913,203
2,675	priceline.com, Inc.*	1,416,359
6,457	Sapient Corp.	83,295
6,605	Tencent Holdings Ltd. (Cayman Islands)	161,563
2,188	TIBCO Software, Inc.*	57,041
9,077	Youku, Inc., ADR (Cayman Islands)*	194,157

		4,265,073

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 1.5%
9,205	Baidu, Inc., ADR (Cayman Islands)*	$1,173,821
40,820	Oracle Corp.	1,151,124
2,510	VeriSign, Inc.	93,021
3,500	Yandex NV (Netherlands)*	71,295

		2,489,261

Investment Companies 0.3%
576,000	Hutchison Port Holdings Trust (Singapore)	432,000
3,215	KKR Financial Holdings LLC	28,453

		460,453

IT Services 0.5%
1,725	Broadridge Financial Solutions, Inc.	41,348
475	CACI International, Inc. (Class A Stock)*	27,878
3,916	International Business Machines Corp.	754,222
50,600	Logica PLC (United Kingdom)	60,439

		883,887

Leisure Equipment & Products 0.1%
5,900	Mattel, Inc.	182,900

Life Sciences Tools & Services 0.4%
11,907	Thermo Fisher Scientific, Inc.*	629,880

Machinery 0.9%
1,925	Actuant Corp. (Class A Stock)	48,799
8,362	Cummins, Inc.	869,648
8,400	PACCAR, Inc.	371,280
2,200	Parker Hannifin Corp.	177,496
943	Twin Disc, Inc.	29,167
525	Valmont Industries, Inc.	55,078

		1,551,468

Machinery & Equipment 0.5%
470	Colfax Corp.*	14,269
2,316	Deere & Co.	199,523
8,700	Kyowa Exeo Corp. (Japan)	87,206
1,900	Rheinmetall AG (Germany)	101,884
5,441	Rockwell Automation, Inc.	423,691
1,345	Terex Corp.*	26,631

		853,204

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	23

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery - Construction & Mining 0.2%
11,123	Komatsu Ltd. (Japan)	$313,610

Manufacturing 1.2%
10,500	Cookson Group PLC (United Kingdom)	95,470
30,787	Danaher Corp.	1,616,625
2,580	Siemens AG (Germany)	243,455

		1,955,550

Media 3.2%
50,015	British Sky Broadcasting Group PLC (United Kingdom)	543,813
8,000	CBS Corp. (Class B Stock)	227,840
9,960	Comcast Corp. (Class A Stock)	264,836
28,232	Comcast Corp. (Special Class A Stock)	719,634
3,810	Discovery Communications, Inc. (Class A Stock)*	163,373
2,800	Interpublic Group of Cos., Inc. (The)	28,924
12,890	News Corp. (Class A Stock)	242,719
8,508	Pearson PLC (United Kingdom)	157,262
4,188	Publicis Groupe SA (France)	210,687
47,878	Time Warner, Inc.	1,774,359
9,650	Viacom, Inc. (Class B Stock)	453,936
12,740	Walt Disney Co. (The)	495,586
925	Wiley, (John) & Sons, Inc. (Class A Stock)	41,986

		5,324,955

Medical Supplies & Equipment 0.3%
3,745	Fresenius Medical Care AG & Co. KGaA (Germany)	267,220
2,210	Quality Systems, Inc.	89,638
2,021	Sirona Dental Systems, Inc.*	97,715
1,800	Zimmer Holdings, Inc.*	109,350

		563,923

Metals & Mining 1.6%
1,700	AMCOL International Corp.	48,552
3,900	ArcelorMittal (Luxembourg)	78,485
5,559	BHP Billiton Ltd. (Australia)	221,196
4,353	BHP Billiton Ltd., ADR (Australia)	345,802
23,600	BlueScope Steel Ltd. (Australia)	10,147
10,800	Boliden AB (Sweden)	184,644
1,297	Cloud Peak Energy, Inc.*	24,578
17,919	Freeport-McMoRan Copper & Gold, Inc.	828,037

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
2,370	Joy Global, Inc.	$214,935
2,236	Northwest Pipe Co.*	51,003
78,500	OneSteel Ltd. (Australia)	61,671
2,000	Rio Tinto Ltd. (Australia)	146,847
2,788	RTI International Metals, Inc.*	70,174
5,300	Sims Metal Management Ltd. (Australia)	84,683
3,900	ThyssenKrupp AG (Germany)	110,547
1,500	Timken Co.	73,245
4,191	Titanium Metals Corp.	64,458
1,500	Vallourec SA (France)	101,302

		2,720,306

Miscellaneous Manufacturing 0.2%
3,385	Polypore International, Inc.*	128,901
318,000	Singamas Container Holdings Ltd. (Hong Kong)	71,758
8,900	Trelleborg AB (Sweden)	83,799

		284,458

Multi-Line Insurance
4,500	AXA SA (France)	68,309

Multi-Line Retail 0.4%
2,189	Dollar Tree, Inc.*	185,649
6,800	J.C. Penney Co., Inc.	282,540
4,633	Macy’s, Inc.	156,086

		624,275

Multi-Utilities 0.5%
3,700	Dominion Resources, Inc.	185,148
375	NorthWestern Corp.	13,178
22,774	Public Service Enterprise Group, Inc.	690,963

		889,289

Office Electronics 0.3%
4,591	Canon, Inc. (Japan)	198,168
44,100	Xerox Corp.	341,775

		539,943

Oil & Gas 2.5%
7,744	Anadarko Petroleum Corp.	625,096
3,938	Baker Hughes, Inc.	193,474

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	25

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil & Gas (cont’d.)
13,632	BG Group PLC (United Kingdom)	$306,108
9,700	Caltex Australia Ltd. (Australia)	131,093
3,883	Cenovus Energy, Inc. (Canada)	141,696
2,301	Continental Resources, Inc.*	185,645
2,370	EQT Corp.	119,732
1,247	Gulfport Energy Corp.*	40,989
3,880	Hess Corp.	218,444
12,350	National Oilwell Varco, Inc.	913,653
4,454	Oasis Petroleum, Inc.*	150,278
2,130	Oceaneering International, Inc.	103,497
1,390	SM Energy Co.	100,886
4,700	Statoil ASA (Norway)	117,840
5,700	Total SA (France)	301,254
10,300	Total SA, ADR (France)	545,591

		4,195,276

Oil, Gas & Consumable Fuels 7.0%
2,029	Air Liquide SA (France)	255,370
5,342	Apache Corp.	528,217
39,800	BP PLC (United Kingdom)	295,301
3,900	Cabot Oil & Gas Corp.	124,410
6,970	Cameron International Corp.*	370,804
5,560	Canadian Natural Resources Ltd. (Canada)	220,249
13,600	Chesapeake Energy Corp.	287,368
11,962	Chevron Corp.	1,233,043
137,725	CNOOC Ltd. (Hong Kong)	283,076
19,729	ConocoPhillips	1,345,715
800	Core Laboratories NV (Netherlands)	84,984
3,460	Dresser-Rand Group, Inc.*	177,256
10,300	ENI SpA (Italy)	227,691
7,181	Exxon Mobil Corp.	601,337
2,090	FMC Technologies, Inc.*	106,820
12,800	JX Holdings, Inc. (Japan)	77,250
3,519	Lufkin Industries, Inc.	264,699
14,500	Marathon Oil Corp.	455,155
3,450	Noble Energy, Inc.	347,312
19,940	Occidental Petroleum Corp.	1,989,414
4,100	OMV AG (Austria)	134,423
900	ONEOK, Inc.	74,844
9,754	Peabody Energy Corp.	332,514

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,150	Pioneer Natural Resources Co.	$114,195
5,300	Repsol YPF SA (Spain)	145,585
13,300	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	483,817
7,700	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	564,718
5,622	Schlumberger Ltd. (Netherlands)	422,606
1,300	Swift Energy Co.*	43,095
7,800	Valero Energy Corp.	187,122
1,300	WGL Holdings, Inc.	55,445

		11,833,835

Paper & Forest Products 0.2%
16,400	DS Smith PLC (United Kingdom)	58,638
6,200	International Paper Co.	193,068
13,700	Mondi PLC (United Kingdom)	109,021
2,000	Svenska Cellulosa AB (Class B Stock) (Sweden)	33,400

		394,127

Pharmaceuticals 6.8%
11,170	Abbott Laboratories	604,856
9,531	Allergan, Inc.	837,870
2,630	AmerisourceBergen Corp.	102,491
6,900	AstraZeneca PLC (United Kingdom)	332,116
869	BioMarin Pharmaceutical, Inc.*	30,997
16,740	Bristol-Myers Squibb Co.	539,698
1,402	Catalyst Health Solutions, Inc.*	76,774
14,100	Eli Lilly & Co.	560,334
5,600	GlaxoSmithKline PLC (United Kingdom)	124,425
3,000	H. Lundbeck A/S (Denmark)	59,120
391	Herbalife Ltd. (Cayman Islands)	22,631
23,461	Johnson & Johnson	1,546,315
4,000	Kyorin Holdings, Inc. (Japan)	69,536
19,149	Mead Johnson Nutrition Co.	1,418,749
25,498	Merck & Co., Inc.	975,553
1,000	Merck KGaA (Germany)	104,330
1,500	Miraca Holdings, Inc. (Japan)	56,147
7,802	Novartis AG (Switzerland)	422,096
3,100	Novartis AG, ADR (Switzerland)	168,516
2,963	Novo Nordisk A/S (Class B Stock) (Denmark)	350,345
998	Onyx Pharmaceuticals, Inc.*	40,858
71,751	Pfizer, Inc.	1,535,471

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	27

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
1,200	Roche Holding AG (Switzerland)	$203,107
1,900	Salix Pharmaceuticals Ltd.*	91,580
4,600	Sanofi (France)	339,780
5,100	Sanofi, ADR (France)	189,363
42,299	Sinopharm Group Co. Ltd. (Class H Stock) (China)	100,248
2,300	Teva Pharmaceutical Industries Ltd. (Israel)	103,636
9,222	Teva Pharmaceutical Industries Ltd., ADR (Israel)	416,189
1,188	Theravance, Inc.*	21,075

		11,444,206

Professional Services 0.1%
2,900	Manpower, Inc.	116,319
900	Towers Watson & Co. (Class A Stock)	53,820

		170,139

Real Estate Investment Trusts 1.4%
10,190	American Tower Corp.	647,167
19,200	Annaly Capital Management, Inc.	323,328
2,658	AvalonBay Communities, Inc.	361,515
3,417	Boston Properties, Inc.	355,539
2,200	First Potomac Realty Trust	32,736
975	Government Properties Income Trust	23,498
1,300	Highwoods Properties, Inc.	43,017
1,090	Jones Lang LaSalle, Inc.	85,848
625	LaSalle Hotel Properties	16,906
7,675	Medical Properties Trust, Inc.	82,276
3,158	Redwood Trust, Inc.	37,106
2,664	Simon Property Group, Inc.	361,931

		2,370,867

Retail 1.3%
4,400	Aoyama Trading Co. Ltd. (Japan)	79,145
487	AutoZone, Inc.*	169,417
4,310	Dollar General Corp.*	183,649
900	EZCORP, Inc. (Class A Stock)*	24,138
3,441	Genesco, Inc.*	210,142
2,978	GNC Holdings, Inc. (Class A Stock)*	81,925
32,100	Home Retail Group PLC (United Kingdom)	54,326
2,100	K’s Holdings Corp. (Japan)	73,426
56,336	Kingfisher PLC (United Kingdom)	226,995

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Retail (cont’d.)
1,576	Lululemon Athletica, Inc.*	$99,493
29,300	Marks & Spencer Group PLC (United Kingdom)	150,886
5,631	O’Reilly Automotive, Inc.*	458,983
1,550	Penske Automotive Group, Inc.	34,689
1,187	Sally Beauty Holdings, Inc.*	24,476
317	Swatch Group AG (The) (Switzerland)	133,550
1,560	Tractor Supply Co.	126,001
1,100	Tsuruha Holdings, Inc. (Japan)	58,954

		2,190,195

Retail & Merchandising 4.0%
800	Big Lots, Inc.*	31,592
3,470	Cash America International, Inc.	152,194
2,226	Chico’s FAS, Inc.	25,466
140,385	Cie Financiere Richemont SA, ADR (Switzerland)	794,579
3,200	Circle K Sunkus Co. Ltd. (Japan)	55,125
2,560	Costco Wholesale Corp.	210,611
6,673	Kohl’s Corp.	306,891
800	Next PLC (United Kingdom)	33,016
3,480	PetSmart, Inc.	185,206
3,600	Shimachu Co. Ltd. (Japan)	85,631
38,794	Starbucks Corp.	1,859,396
10,598	Target Corp.	538,484
33,526	TJX Cos., Inc. (The)	2,284,462
68,800	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	212,458

		6,775,111

Retail Apparel 0.2%
7,969	Hennes & Mauritz AB (Class B Stock) (Sweden)	260,889

Retailers - Food & Drug 0.1%
48,895	Tesco PLC (United Kingdom)	246,247

Road & Rail
1,050	Werner Enterprises, Inc.	27,437

Savings & Loan
3,550	Capitol Federal Financial, Inc.	41,003

Semiconductor Components 0.1%
15,676	ARM Holdings PLC (United Kingdom)	150,560

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	29

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors 0.7%
3,480	Altera Corp.	$138,469
2,379	ASML Holding NV (Netherlands)	102,273
800	Cabot Microelectronics Corp.*	40,336
1,240	Cavium, Inc.*	39,854
20,900	Intel Corp.	552,178
2,050	Microsemi Corp.*	40,549
925	OYO Geospace Corp.*	81,409
425	Silicon Laboratories, Inc.*	18,632
6,403	Teradyne, Inc.*	104,689
2,104	Veeco Instruments, Inc.*	51,359

		1,169,748

Semiconductors & Semiconductor Equipment 0.1%
1,206	Cymer, Inc.*	60,047
1,200	Fairchild Semiconductor International, Inc.*	16,776
5,800	RF Micro Devices, Inc.*	28,942

		105,765

Software 2.2%
1,182	ANSYS, Inc.*	71,499
17,905	CA, Inc.	461,591
1,910	Cerner Corp.*	116,300
16,063	Check Point Software Technologies Ltd. (Israel)*	904,186
750	Citrix Systems, Inc.*	48,908
8,146	Compuware Corp.*	63,865
2,596	MedAssets, Inc.*	27,414
1,191	Medidata Solutions, Inc.*	24,892
9,500	Micro Focus International PLC (United Kingdom)	63,278
54,631	Microsoft Corp.	1,613,253
795	Opnet Technologies, Inc.	28,183
1,857	Progress Software Corp.*	43,324
2,603	QLIK Technologies, Inc.*	73,405
1,075	Verint Systems, Inc.*	30,433
560	VMware, Inc. (Class A Stock)*	51,111

		3,621,642

Specialty Retail 1.2%
3,420	Aaron’s, Inc.	91,006
600	DSW, Inc. (Class A Stock)	29,982
1,320	Francesca’s Holdings Corp.*	29,265

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
21,400	Gap, Inc. (The)	$406,172
175	Group 1 Automotive, Inc.	9,335
16,575	Home Depot, Inc. (The)	735,764
7,237	Ross Stores, Inc.	367,784
2,040	Tiffany & Co.	130,152
5,240	Urban Outfitters, Inc.*	138,860

		1,938,320

Steel Producers/Products
2,300	Voestalpine AG (Austria)	75,408

Telecommunications 2.1%
875	Acme Packet, Inc.*	25,576
4,300	Arris Group, Inc.*	50,224
61,900	BT Group PLC (United Kingdom)	198,497
71,100	Cable & Wireless Communications PLC (United Kingdom)	48,065
6,717	CenturyLink, Inc.	248,730
1,179	EZchip Semiconductor Ltd. (Israel)*	38,530
3,000	France Telecom SA (France)	44,990
3,096	HTC Corp. (Taiwan)	50,802
820	IPG Photonics Corp.*	43,288
61	KDDI Corp. (Japan)	386,552
12,900	Koninklijke KPN NV (Netherlands)	141,402
1,996	NICE Systems Ltd., ADR (Israel)*	71,776
4,300	Nippon Telegraph & Telephone Corp. (Japan)	214,944
10,600	Nokia Oyj (Finland)	52,938
70	NTT DoCoMo, Inc. (Japan)	124,351
23,629	QUALCOMM, Inc.	1,389,858
1,000	SBA Communications Corp. (Class A Stock)*	45,720
92,200	Telecom Italia SpA (Italy)	93,768
3,300	Telefonica SA (Spain)	57,540
18,000	Telstra Corp. Ltd. (Australia)	63,635
9,800	Vivendi (France)	205,101

		3,596,287

Textiles, Apparel & Luxury Goods 0.1%
1,475	PVH Corp.	113,855
1,594	Steven Madden Ltd.*	65,577

		179,432

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	31

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance
2,375	Washington Federal, Inc.	$37,430

Tobacco 0.7%
6,200	Altria Group, Inc.	176,080
7,139	British American Tobacco PLC (United Kingdom)	328,151
7,916	Philip Morris International, Inc.	591,879

		1,096,110

Trading Companies & Distributors 0.1%
650	United Rentals, Inc.*	24,856
975	WESCO International, Inc.*	61,308

		86,164

Transportation 1.8%
1,100	Bristow Group, Inc.	53,966
3,056	Canadian National Railway Co. (Canada)	230,503
4,828	Expeditors International of Washington, Inc.	215,570
4,290	Kansas City Southern*	294,466
1,300	Landstar System, Inc.	66,495
19,000	Sankyu, Inc. (Japan)	73,038
10,000	Seino Holding Co. Ltd. (Japan)	76,358
17,103	Union Pacific Corp.	1,955,044

		2,965,440

Utilities 0.2%
400	El Paso Electric Co.	13,920
7,489	PG&E Corp.	304,503

		318,423

Wireless Telecommunication Services 0.7%
146,670	Vodafone Group PLC (United Kingdom)	394,756
30,061	Vodafone Group PLC, ADR (United Kingdom)	814,353

		1,209,109

	TOTAL COMMON STOCKS (cost $132,951,454)	162,807,046

EXCHANGE TRADED FUND 0.1%
1,825	iShares Russell 2000 Value Index Fund (cost $118,973)	127,841

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

PREFERRED STOCKS 0.3%

Automobile Manufacturers 0.2%
1,451	Volkswagen AG, 1.81% (Germany)	$256,891

Commercial Banks 0.1%
7,325	Wells Fargo & Co., Series J, 8.00%, CVT	213,743

	TOTAL PREFERRED STOCKS (cost $266,214)	470,634

UNAFFILIATED MUTUAL FUND
4,250	Ares Capital Corp. (cost $56,267)	67,363

	TOTAL LONG-TERM INVESTMENTS (cost $133,392,908)	163,472,884

SHORT-TERM INVESTMENT 3.9%

AFFILIATED MONEY MARKET MUTUAL FUND
6,534,380	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,534,380)(a)	6,534,380

	TOTAL INVESTMENTS 101.0% (cost $139,927,288; Note 5)	170,007,264
	Liabilities in excess of other assets(b) (1.0)%	(1,716,128)

	NET ASSETS 100%	$168,291,136

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

CVT—Convertible Security

EUR—Euro

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(b)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	33

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at January 31, 2012:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 02/23/12	Bank of New York Mellon	EUR 203	$261,363	$264,890	$(3,527)
Expiring 05/09/12	Bank of New York Mellon	EUR 548	751,838	716,564	35,274

			$1,013,201	$981,454	$31,747

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$162,806,999	$—	$47
Exchange Traded Fund	127,841	—	—
Preferred Stocks	470,634	—	—
Unaffiliated Mutual Fund	67,363	—	—
Affiliated Money Market Mutual Fund	6,534,380	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	31,747	—

Total	$170,007,217	$31,747	$47

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 instruments at 07/31/11 was $19,023,236. $18,551,249 was transferred into Level 1 from Level 2 at 01/31/12 as a result of no longer using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio value its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	35

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

The investment allocation of Portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2012 were as follows:

Oil, Gas & Consumable Fuels	7.0%
Pharmaceuticals	6.8
Retail & Merchandising	4.0
Affiliated Money Market Mutual Fund	3.9
Chemicals	3.7
Insurance	3.7
Media	3.2
Commercial Banks	3.1
Computer Hardware	2.6
Internet Services	2.5
Diversified Financial Services	2.5
Oil & Gas	2.5
Aerospace & Defense	2.2
Software	2.2
Hotels, Restaurants & Leisure	2.1
Telecommunications	2.1
Financial Services	2.1
Computer Services & Software	2.0
Transportation	1.8
Clothing & Apparel	1.7
Metals & Mining	1.6
Biotechnology	1.6
Internet Software & Services	1.5
Food	1.5
Electric Utilities	1.4
Real Estate Investment Trusts	1.4
Retail	1.3
Food & Staples Retailing	1.2
Manufacturing	1.2
Specialty Retail	1.2
Energy Equipment & Services	1.0
Financial—Bank & Trust	1.0
Machinery	0.9
Banks	0.9
Industrial Products	0.8
Industrial Conglomerates	0.8
Wireless Telecommunication Services	0.7
Healthcare Providers & Services	0.7
Semiconductors	0.7
Healthcare Products	0.7
Entertainment & Leisure	0.7
Automobile Manufacturers	0.7
Diversified Telecommunication Services	0.7
Tobacco	0.7
Beverages	0.6
Consumer Products & Services	0.6%
Auto Components	0.6
Computers & Peripherals	0.6
Multi-Utilities	0.5
IT Services	0.5
Distribution/Wholesale	0.5
Machinery & Equipment	0.5
Consumer Finance	0.5
Commercial Services	0.5
Capital Markets	0.5
Electronic Components & Equipment	0.4
Food Products	0.4
Life Sciences Tools & Services	0.4
Multi-Line Retail	0.4
Diversified Manufacturing Operations	0.3
Medical Supplies & Equipment	0.3
Office Electronics	0.3
Auto Parts & Equipment	0.3
Healthcare Services	0.3
Gas Utilities	0.3
Diversified Operations	0.3
Investment Companies	0.3
Business Services	0.3
Electronic Equipment & Instruments	0.3
Paper & Forest Products	0.2
Healthcare Equipment & Supplies	0.2
Airlines	0.2
Utilities	0.2
Machinery—Construction & Mining	0.2
Hand/Machine Tools	0.2
Miscellaneous Manufacturing	0.2
Engineering & Construction	0.2
Retail Apparel	0.2
Air Freight & Logistics	0.2
Retailers—Food & Drug	0.1
Household Products	0.1
Diversified Consumer Services	0.1
Construction	0.1
Environmental Control	0.1
Leisure Equipment & Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Building Materials & Construction	0.1
Cosmetics & Toiletries	0.1
Professional Services	0.1
Semiconductor Components	0.1

See Notes to Financial Statements.

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Industry (cont’d.)
Containers & Packaging	0.1%
Exchange Traded Funds	0.1
Holding Companies	0.1
Electric	0.1
Apparel & Textile	0.1
Semiconductors & Semiconductor Equipment	0.1%
Electrical Equipment	0.1
Trading Companies & Distributors	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$35,274	Unrealized depreciation on foreign currency exchange contracts	$3,527

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$41,283

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	37

Portfolio of Investments

as of January 31, 2012 (Unaudited) continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts
Foreign exchange contracts	$39,910

For the six months ended January 31, 2012, the Fund’s average value at settlement date receivable for forward foreign currency exchange sale contracts was $857,309.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

JANUARY 31, 2012	SEMIANNUAL REPORT

Target Asset Allocation Funds/

Target Growth Allocation Fund

Statement of Assets and Liabilities

as of January 31, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $133,392,908)	$163,472,884
Affiliated investments (cost $6,534,380)	6,534,380
Foreign currency, at value (cost $227,355)	228,707
Receivable for investments sold	621,829
Dividends receivable	250,798
Tax reclaim receivable	79,178
Receivable for Fund shares sold	71,361
Unrealized appreciation on foreign currency exchange contracts	35,274
Prepaid expenses	2,060

Total assets	171,296,471

Liabilities
Payable for investments purchased	2,093,058
Payable for Fund shares reacquired	373,687
Accrued expenses and other liabilities	238,115
Management fee payable	105,754
Payable to custodian	97,059
Distribution fee payable	71,918
Affiliated transfer agent fee payable	18,158
Deferred trustees’ fees	4,059
Unrealized depreciation on foreign currency exchange contracts	3,527

Total liabilities	3,005,335

Net Assets	$168,291,136

Net assets were comprised of:
Shares of beneficial interest, at par	$15,532
Paid-in capital, in excess of par	191,897,525

191,913,057
Undistributed net investment income	50,648
Accumulated net realized loss on investment and foreign currency transactions	(53,789,135)
Net unrealized appreciation on investments and foreign currencies	30,116,566

Net assets, January 31, 2012	$168,291,136

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class A:
Net asset value and redemption price per share, ($107,495,400 ÷ 9,620,946 shares of common stock issued and outstanding)	$11.17
Maximum sales charge (5.5% of offering price)	.65

Maximum offering price to public	$11.82

Class B:
Net asset value, offering price and redemption price per share, ($20,991,314 ÷ 2,047,788 shares of common stock issued and outstanding)	$10.25

Class C:
Net asset value, offering price and redemption price per share, ($37,825,902 ÷ 3,687,166 shares of common stock issued and outstanding)	$10.26

Class M:
Net asset value, offering price and redemption price per share, ($85,605 ÷ 8,326 shares of common stock issued and outstanding)	$10.28

Class R:
Net asset value, offering price and redemption price per share, ($2,393 ÷ 215.7 shares of common stock issued and outstanding)	$11.09

Class X:
Net asset value, offering price and redemption price per share, ($334,995 ÷ 32,155 shares of common stock issued and outstanding)	$10.42

Class Z:
Net asset value, offering price and redemption price per share, ($1,555,527 ÷ 135,539 shares of common stock issued and outstanding)	$11.48

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	41

Statement of Operations

Six Months Ended January 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes $80,203)	$1,560,018
Affiliated dividend income	22,728

1,582,746

Expenses
Management fee	616,503
Distribution fee—Class A	129,630
Distribution fee—Class B	105,927
Distribution fee—Class C	187,006
Distribution fee—Class M	887
Distribution fee—Class R	6
Distribution fee—Class X	495
Transfer agent’s fees and expenses (including affiliated expense of $63,800)	193,000
Custodian’s fees and expenses	155,000
Registration fees	49,000
Reports to shareholders	25,000
Audit fee	22,000
Legal fee	11,000
Trustees’ fees	7,000
Insurance expense	2,000
Miscellaneous	19,770

Total expenses	1,524,224

Net investment income	58,522

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	(1,031,760)
Foreign currency transactions	41,571

(990,189)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,489,610)
Foreign currencies	3,061

(4,486,549)

Net loss on investments	(5,476,738)

Net Decrease In Net Assets Resulting From Operations	$(5,418,216)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2012	Year Ended July 31, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$58,522	$358,305
Net realized gain (loss) on investment and foreign currency transactions	(990,189)	17,984,733
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,486,549)	12,131,854

Net increase (decrease) in net assets resulting from operations	(5,418,216)	30,474,892

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(310,413)	—
Class R	(1)	—
Class X	(1,261)	—
Class Z	(7,935)	—

	(319,610)	—

Capital Contributions (Note 2)
Class X	—	185

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,583,905	16,650,268
Net asset value of shares issued in reinvestment of dividends and distributions	313,586	—
Cost of shares reacquired	(14,251,256)	(39,310,006)

Net decrease in net assets resulting from Fund share transactions	(10,353,765)	(22,659,738)

Total increase (decrease)	(16,091,591)	7,815,339

Net Assets
Beginning of period	184,382,727	176,567,388

End of period (a)	$168,291,136	$184,382,727

(a) Includes undistributed net income of:	$50,648	$311,736

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	43

Notes to Financial Statements

(Unaudited)

Target Asset Allocation Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of three portfolios: Target Moderate Allocation Fund, Target Conservative Allocation Fund and Target Growth Allocation Fund (the “Fund”). These financial statements relate only to Target Growth Allocation Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Fund uses investment managers (“Subadvisers”), each managing a portion of the Fund’s assets. The following lists the Subadvisers and their respective segment during the six months ended January 31, 2012.

Fund Segment	Subadviser
Large-cap growth stocks	Marsico Capital Management, LLC Massachusetts Financial Services Company

Large-cap value stocks	Eaton Vance Management Hotchkis and Wiley Capital Management LLC NFJ Investment Group LLC

International stocks	LSV Asset Management Thornburg Investment Management, Inc.

Small/Mid-cap growth stocks	Eagle Asset Management, Inc.

Small/Mid-cap value stocks	EARNEST Partners, LLC Vaughan Nelson Investment Management, L.P

The investment objective of the Fund is to provide long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter

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market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investments; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion

Target Asset Allocation Funds/Target Growth Allocation Fund	45

Notes to Financial Statements

(Unaudited) continued

of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation and/or depreciation on foreign currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

Target Asset Allocation Funds/Target Growth Allocation Fund	47

Notes to Financial Statements

(Unaudited) continued

its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.75% of average daily net assets up to $500 million, 0.70% of average daily net assets for the next $500 million and 0.65% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.75% for the six months ended January 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class M and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, M, R and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, M, R and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to 0.30%,

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1%, 1%, 1%, 0.75% and 1% of the average daily net assets of the Class A, B, C, M, R and X shares, respectively. PIMS has contractually agreed through November 30, 2012 to limit such expenses to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $34,613 in front-end sales charges resulting from sales of Class A during the six months ended January 31, 2012. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2012, it has received $17, $19,018, and $834 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, and Class C shareholders, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Taxable Core Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended January 31, 2012, aggregated $49,419,061 and $58,812,994, respectively.

Target Asset Allocation Funds/Target Growth Allocation Fund	49

Notes to Financial Statements

(Unaudited) continued

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$149,614,795	$26,450,414	$(6,057,945)	$20,392,469

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2011 of approximately $43,111,000 of which $1,639,000 expires in 2017 and $41,472,000 expires in 2018. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

In addition, the Fund has elected to treat net foreign currency losses of approximately $5,000, incurred between November 1, 2010 and July 31, 2011 as being incurred during the year ending July 31, 2012.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax would be required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class M, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year. Class M shares are generally closed to new purchases. Class M shares automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class X shares are generally closed to new purchases. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Target Asset Allocation Funds/Target Growth Allocation Fund	51

Notes to Financial Statements

(Unaudited) continued

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of January 31, 2012, Prudential owned 216 Class R shares of the Fund.

Class A	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	186,741	$1,966,442
Shares issued in reinvestment of dividends and distributions	28,375	305,036
Shares reacquired	(814,937)	(8,579,168)

Net increase (decrease) in shares outstanding before conversion	(599,821)	(6,307,690)
Shares issued upon conversion from Class B, Class M, and Class X	223,551	2,322,793

Net increase (decrease) in shares outstanding	(376,270)	$(3,984,897)

Year ended July 31, 2011:
Shares sold	1,096,884	$12,074,264
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(2,086,641)	(23,089,117)

Net increase (decrease) in shares outstanding before conversion	(989,757)	(11,014,853)
Shares issued upon conversion from Class B, Class M, and Class X	714,000	7,893,665

Net increase (decrease) in shares outstanding	(275,757)	$(3,121,188)

Class B
Six Months ended January 31, 2012:
Shares sold	82,601	$797,381
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(159,656)	(1,531,912)

Net increase (decrease) in shares outstanding before conversion	(77,055)	(734,531)
Shares reaquired upon conversion into Class A	(210,901)	(2,002,862)

Net increase (decrease) in shares outstanding	(287,956)	$(2,737,393)

Year ended July 31, 2011:
Shares sold	194,434	$1,971,991
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(451,079)	(4,560,984)

Net increase (decrease) in shares outstanding before conversion	(256,645)	(2,588,993)
Shares reaquired upon conversion into Class A	(651,116)	(6,603,508)

Net increase (decrease) in shares outstanding	(907,761)	$(9,192,501)

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Class C	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	69,906	$676,673
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(380,483)	(3,681,001)

Net increase (decrease) in shares outstanding before conversion	(310,577)	(3,004,328)
Shares reaquired upon conversion into Class Z	(2,309)	(22,621)

Net increase (decrease) in shares outstanding	(312,886)	$(3,026,949)

Year ended July 31, 2011:
Shares sold	192,897	$1,953,151
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(1,024,910)	(10,431,687)

Net increase (decrease) in shares outstanding	(832,013)	$(8,478,536)

Class M
Six Months ended January 31, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(3,469)	(33,139)

Net increase (decrease) in shares outstanding before conversion	(3,469)	(33,139)
Shares reaquired upon conversion into Class A	(17,372)	(170,501)

Net increase (decrease) in shares outstanding	(20,841)	$(203,640)

Year ended July 31, 2011:
Shares sold	814	$8,832
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(14,203)	(138,349)

Net increase (decrease) in shares outstanding before conversion	(13,389)	(129,517)
Shares reaquired upon conversion into Class A	(68,704)	(713,787)

Net increase (decrease) in shares outstanding	(82,093)	$(843,304)

Class R
Six Months ended January 31, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	— (a)	1
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	— (a)	$1

Year ended July 31, 2011:
Shares sold	1,390	$15,657
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(9,435)	(112,515)

Net increase (decrease) in shares outstanding	(8,045)	$(96,858)

(a)	Less than .5 shares.

Target Asset Allocation Funds/Target Growth Allocation Fund	53

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six Months ended January 31, 2012:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	126	1,261
Shares reacquired	(2,705)	(26,476)

Net increase (decrease) in shares outstanding before conversion	(2,579)	(25,215)
Shares reaquired upon conversion into Class A	(15,089)	(149,430)

Net increase (decrease) in shares outstanding	(17,668)	$(174,645)

Year ended July 31, 2011:
Shares sold	1,750	$18,916
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(39,910)	(390,751)

Net increase (decrease) in shares outstanding before conversion	(38,160)	(371,835)
Shares reaquired upon conversion into Class A	(54,589)	(576,370)

Net increase (decrease) in shares outstanding	(92,749)	$(948,205)

Class Z
Six Months ended January 31, 2012:
Shares sold	13,606	$143,409
Shares issued in reinvestment of dividends and distributions	661	7,288
Shares reacquired	(37,513)	(399,560)

Net increase (decrease) in shares outstanding before conversion	(23,246)	(248,863)
Shares issued upon conversion from Class C	2,066	22,621

Net increase (decrease) in shares outstanding	(21,180)	$(226,242)

Year ended July 31, 2011:
Shares sold	52,178	$607,457
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(51,645)	(586,603)

Net increase (decrease) in shares outstanding	533	$20,854

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a

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$750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under these SCAs is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Target Asset Allocation Funds/Target Growth Allocation Fund	55

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.49		$9.73	$8.77	$11.52	$14.62	$13.26
Income (loss) from investment operations:
Net investment income	.02		.05	.04	.09	.13	.09
Net realized and unrealized gain (loss) on investments	(.31)		1.71	.98	(2.73)	(1.90)	2.12
Total from investment operations	(.29)		1.76	1.02	(2.64)	(1.77)	2.21
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-	(.06)	(.11)	(.07)	(.01)
Distributions from net realized gains	-		-	-	- (e)	(1.26)	(.84)
Total dividends and distributions	(.03)		-	(.06)	(.11)	(1.33)	(.85)
Net asset value, end of period	$11.17		$11.49	$9.73	$8.77	$11.52	$14.62
Total Return(a)	(2.49)%		18.09%	11.69%	(22.71)%	(13.25)%	16.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,495		$114,839	$99,938	$95,405	$124,579	$138,579
Average net assets (000)	$103,140		$112,821	$102,324	$89,232	$135,539	$124,296
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.59%	(f)	1.51%	1.57%	1.58%	1.36%	1.35%
Expenses, excluding distribution and service (12b-1) fees	1.34%	(f)	1.26%	1.32%	1.33%	1.11%	1.10%
Net investment income	.33%	(f)	.48%	.38%	1.03%	1.01%	.65%
For Class A, B, C, M, R, X and Z shares:
Portfolio turnover rate	31%	(g)	73%	97%	135%	83%	71%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily assets of the Class A shares.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.55		$9.00	$8.13	$10.68	$13.67	$12.53
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	(.03)	.02	.03	(.01)
Net realized and unrealized gain (loss) on investments	(.28)		1.58	.91	(2.52)	(1.76)	1.99
Total from investment operations	(.30)		1.55	.88	(2.50)	(1.73)	1.98
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	(.05)	-	-
Distributions from net realized gains	-		-	-	- (d)	(1.26)	(.84)
Total dividends and distributions	-		-	(.01)	(.05)	(1.26)	(.84)
Net asset value, end of period	$10.25		$10.55	$9.00	$8.13	$10.68	$13.67
Total Return(a)	(2.84)%		17.22%	10.80%	(23.29)%	(13.86)%	16.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,991		$24,634	$29,184	$33,691	$58,763	$93,021
Average net assets (000)	$21,070		$28,562	$33,068	$37,140	$78,596	$100,142
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.34%	(e)	2.26%	2.32%	2.33%	2.11%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.34%	(e)	1.26%	1.32%	1.33%	1.11%	1.10%
Net investment income (loss)	(.40)%	(e)	(.27)%	(.36)%	.31%	.26%	(.08)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	57

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.55		$9.00	$8.13	$10.68	$13.67	$12.53
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	(.03)	.02	.03	(.01)
Net realized and unrealized gain (loss) on investments	(.27)		1.58	.91	(2.52)	(1.76)	1.99
Total from investment operations	(.29)		1.55	.88	(2.50)	(1.73)	1.98
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	(.05)	-	-
Distributions from net realized gains	-		-	-	- (d)	(1.26)	(.84)
Total dividends and distributions	-		-	(.01)	(.05)	(1.26)	(.84)
Net asset value, end of period	$10.26		$10.55	$9.00	$8.13	$10.68	$13.67
Total Return(a)	(2.75)%		17.22%	10.80%	(23.29)%	(13.86)%	16.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,826		$42,214	$43,511	$48,649	$76,714	$109,912
Average net assets (000)	$37,198		$44,983	$48,040	$51,040	$96,952	$105,155
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.34%	(e)	2.26%	2.32%	2.33%	2.11%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.34%	(e)	1.26%	1.32%	1.33%	1.11%	1.10%
Net investment income (loss)	(.41)%	(e)	(.27)%	(.37)%	.30%	.26%	(.09)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

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Class M Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.58		$9.02	$8.15	$10.70	$13.70	$12.54
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.03)	(.03)	.03	.03	(.01)
Net realized and unrealized gain (loss) on investments	(.29)		1.59	.91	(2.53)	(1.77)	2.01
Total from investment operations	(.30)		1.56	.88	(2.50)	(1.74)	2.00
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	(.05)	-	-
Distributions from net realized gains	-		-	-	- (d)	(1.26)	(.84)
Total dividends and distributions	-		-	(.01)	(.05)	(1.26)	(.84)
Net asset value, end of period	$10.28		$10.58	$9.02	$8.15	$10.70	$13.70
Total Return(a)	(2.84)%		17.29%	10.77%	(23.24)%	(13.91)%	16.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86		$308	$1,004	$2,154	$4,712	$10,851
Average net assets (000)	$176		$671	$1,680	$2,773	$8,028	$10,882
Ratios to average net assets (c):
Expenses, including distribution and service (12b-1) fees	2.34%	(e)	2.26%	2.32%	2.33%	2.11%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.34%	(e)	1.26%	1.32%	1.33%	1.11%	1.10%
Net investment income (loss)	(.29)%	(e)	(.32)%	(.36)%	.33%	.25%	(.10)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	59

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,
	2012(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.38		$9.66	$8.71	$11.44	$14.52	$13.21
Income (loss) from investment operations:
Net investment income (loss)	.01		.01	.01	.07	.10	.05
Net realized and unrealized gain (loss) on investments	(.30)		1.71	.98	(2.71)	(1.88)	2.11
Total from investment operations	(.29)		1.72	.99	(2.64)	(1.78)	2.16
Less Dividends and Distributions:
Dividends from net investment income	-	(d)	-	(.04)	(.09)	(.04)	(.01)
Distributions from net realized gains	-		-	-	- (d)	(1.26)	(.84)
Total dividends and distributions	-	(d)	-	(.04)	(.09)	(1.30)	(.85)
Net asset value, end of period	$11.09		$11.38	$9.66	$8.71	$11.44	$14.52
Total Return(a)	(2.52)%		17.81%	11.40%	(22.90)%	(13.42)%	16.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2		$2	$80	$225	$323	$333
Average net assets (000)	$2		$74	$122	$203	$339	$284
Ratios to average net assets (c):
Expenses, including distribution and service (12b-1) fees(e)	1.84%	(f)	1.76%	1.82%	1.83%	1.61%	1.60%
Expenses, excluding distribution and service (12b-1) fees	1.34%	(f)	1.26%	1.32%	1.33%	1.11%	1.10%
Net investment income (loss)	.27%	(f)	.14%	.14%	.82%	.77%	.36%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily assets of the Class R shares.

(f) Annualized.

See Notes to Financial Statements.

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Class X Shares
	Six Months Ended January 31,	Year Ended July 31,
	2012(b)	2011(b)		2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.71	$9.07		$8.17	$10.68	$13.68	$12.55
Income (loss) from investment operations:
Net investment income (loss)	.02	.04		.03	.04	.03	(.01)
Net realized and unrealized gain (loss) on investments	(.28)	1.60		.93	(2.50)	(1.77)	1.98
Total from investment operations	(.26)	1.64		.96	(2.46)	(1.74)	1.97
Less Dividends and Distributions:
Dividends from net investment income	(.03)	-		(.06)	(.05)	-	-
Distributions from net realized gains	-	-		-	- (d)	(1.26)	(.84)
Total dividends and distributions	(.03)	-		(.06)	(.05)	(1.26)	(.84)
Capital Contributions	-	-	(d)	- (d)	- (d)	-	-
Net asset value, end of period	$10.42	$10.71		$9.07	$8.17	$10.68	$13.68
Total Return(a)	(2.40)%	18.08%		11.71%	(22.91)%	(13.93)%	16.03%

Ratios/Supplemental Data:
Net assets, end of period (000)	$335	$534		$1,293	$1,705	$3,759	$4,613
Average net assets (000)	$394	$846		$1,593	$2,123	$4,440	$4,643
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.59% (e)	1.51%		1.57%	2.09%	2.11%	2.10%
Expenses, excluding distribution and service (12b-1) fees	1.34% (e)	1.26%		1.32%	1.33%	1.11%	1.10%
Net investment income (loss)	.38% (e)	.44%		.39%	.56%	.26%	(.09)%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

Target Asset Allocation Funds/Target Growth Allocation Fund	61

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,	Year Ended July 31,
	2012(b)	2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.81	$9.98	$8.99	$11.81	$14.95	$13.54
Income (loss) from investment operations:
Net investment income	.03	.08	.06	.12	.17	.13
Net realized and unrealized gain (loss) on investments	(.30)	1.75	1.02	(2.81)	(1.94)	2.15
Total from investment operations	(.27)	1.83	1.08	(2.69)	(1.77)	2.28
Less Dividends and Distributions:
Dividends from net investment income	(.06)	-	(.09)	(.13)	(.11)	(.03)
Distributions from net realized gains	-	-	-	- (d)	(1.26)	(.84)
Total dividends and distributions	(.06)	-	(.09)	(.13)	(1.37)	(.87)
Net asset value, end of period	$11.48	$11.81	$9.98	$8.99	$11.81	$14.95
Total Return(a)	(2.27)%	18.34%	11.98%	(22.54)%	(13.00)%	17.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,556	$1,851	$1,558	$1,741	$5,234	$8,965
Average net assets (000)	$1,527	$1,707	$1,600	$2,938	$7,414	$8,670
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.34% (e)	1.26%	1.32%	1.33%	1.11%	1.10%
Expenses, excluding distribution and service (12b-1) fees	1.34% (e)	1.26%	1.32%	1.33%	1.11%	1.10%
Net investment income	.59% (e)	.73%	.62%	1.32%	1.25%	.91%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the website of the Securities and Exchange Commission at www.sec.gov.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management, Inc.	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management	725 South Figueroa Street 39th Floor Los Angeles, CA 90017

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02116

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target Asset Allocation Funds, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET GROWTH ALLOCATION FUND

SHARE CLASS	A	B	C	M	R	X	Z
NASDAQ	PHGAX	PIHGX	PHGCX	N/A	PGARX	N/A	PDHZX
CUSIP	87612A823	87612A815	87612A799	87612A765	87612A781	87612A757	87612A773

MFSP504E6    0220861-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not               applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Target Asset Allocation Funds

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	March 22, 2012